UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21973

 NAME OF REGISTRANT:                     Eaton Vance Tax-Managed Global
                                         Diversified Equity Income
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


Eaton Vance Tax-Managed Global Diversified Equity Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ABBOTT LABORATORIES                                                                         Agenda Number:  932647069
--------------------------------------------------------------------------------------------------------------------------
        Security:  002824100
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2007
          Ticker:  ABT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       R.S. AUSTIN                                               Mgmt          For                            For
       W.M. DALEY                                                Mgmt          For                            For
       W.J. FARRELL                                              Mgmt          For                            For
       H.L. FULLER                                               Mgmt          For                            For
       R.A. GONZALEZ                                             Mgmt          For                            For
       D.A.L. OWEN                                               Mgmt          For                            For
       B. POWELL JR.                                             Mgmt          For                            For
       W.A. REYNOLDS                                             Mgmt          For                            For
       R.S. ROBERTS                                              Mgmt          For                            For
       S.C. SCOTT III                                            Mgmt          Withheld                       Against
       W.D. SMITHBURG                                            Mgmt          For                            For
       G.F. TILTON                                               Mgmt          For                            For
       M.D. WHITE                                                Mgmt          For                            For

02     RATIFICATION OF DELOITTE & TOUCHE LLP AS AUDITORS         Mgmt          For                            For

03     SHAREHOLDER PROPOSAL - ADVISORY VOTE                      Shr           For                            Against

04     SHAREHOLDER PROPOSAL - THE ROLES OF CHAIR AND             Shr           Against                        For
       CEO




--------------------------------------------------------------------------------------------------------------------------
 ALLERGAN, INC.                                                                              Agenda Number:  932656082
--------------------------------------------------------------------------------------------------------------------------
        Security:  018490102
    Meeting Type:  Annual
    Meeting Date:  01-May-2007
          Ticker:  AGN
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL R. GALLAGHER                                      Mgmt          For                            For
       GAVIN S. HERBERT                                          Mgmt          For                            For
       STEPHEN J. RYAN, M.D.                                     Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR FISCAL YEAR 2007




--------------------------------------------------------------------------------------------------------------------------
 ALPHA BANK SA                                                                               Agenda Number:  701151576
--------------------------------------------------------------------------------------------------------------------------
        Security:  X1687N119
    Meeting Type:  OGM
    Meeting Date:  03-Apr-2007
          Ticker:
            ISIN:  GRS015013006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual financial statements as of             Mgmt          No Action
       31 DEC 2006 together with the relevant reports
       of the Board of Directors and the Auditors
       and the distribution of profits

2.     Grant discharge to the Board of Directors and             Mgmt          No Action
       the Auditors from any liability for the financial
       year 2006

3.     Elect the Auditors, regular and alternate for             Mgmt          No Action
       the financial year 2007 and approve their remuneration

4.     Ratify the election of new members of the Board           Mgmt          No Action
       of Directors following the resignation of members

5.     Approve a Share Buy-Back Scheme according to              Mgmt          No Action
       paragraph 5, Article 16 of the Law 2190/1920

6.     Approve to adopt Article 5 of the Bank s Articles         Mgmt          No Action
       of Association regarding the Bank s share capital,
       due to the share capital increase following
       the exercise of Stock Option Rights

7.     Amend the Articles 4       paragraph G
, 6, 19       Indent         Mgmt          No Action
       1, 22       Paragraphs 3 and 4 and 26       Indent
       3 of the Bank s Articles of Association

8.     Approve the Board of Director s fees                      Mgmt          No Action

9.     Authorize, according to Article 23 Paragraph              Mgmt          No Action
       1 of the Law 2190/1920, the Members of the
       Board of Directors, the General Management
       or the Managers to participate in the Board
       of Director or in the Management of Group Companies
       having similar purposes




--------------------------------------------------------------------------------------------------------------------------
 ALTRIA GROUP, INC.                                                                          Agenda Number:  932652349
--------------------------------------------------------------------------------------------------------------------------
        Security:  02209S103
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2007
          Ticker:  MO
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ELIZABETH E. BAILEY                                       Mgmt          For                            For
       HAROLD BROWN                                              Mgmt          For                            For
       MATHIS CABIALLAVETTA                                      Mgmt          For                            For
       LOUIS C. CAMILLERI                                        Mgmt          For                            For
       J. DUDLEY FISHBURN                                        Mgmt          For                            For
       ROBERT E.R. HUNTLEY                                       Mgmt          For                            For
       THOMAS W. JONES                                           Mgmt          For                            For
       GEORGE MUNOZ                                              Mgmt          For                            For
       LUCIO A. NOTO                                             Mgmt          For                            For
       JOHN S. REED                                              Mgmt          For                            For
       STEPHEN M. WOLF                                           Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF INDEPENDENT              Mgmt          For                            For
       AUDITORS

03     STOCKHOLDER PROPOSAL 1 - CUMULATIVE VOTING                Shr           For                            Against

04     STOCKHOLDER PROPOSAL 2 - INFORMING CHILDREN               Shr           Against                        For
       OF THEIR RIGHTS IF FORCED TO INCUR SECONDHAND
       SMOKE

05     STOCKHOLDER PROPOSAL 3 - STOP ALL COMPANY-SPONSORED       Shr           Against                        For
       CAMPAIGNS ALLEGEDLY ORIENTED TO PREVENT YOUTH
       FROM SMOKING

06     STOCKHOLDER PROPOSAL 4 - GET OUT OF TRADITIONAL           Shr           Against                        For
       TOBACCO BUSINESS BY 2010

07     STOCKHOLDER PROPOSAL 5 - ANIMAL WELFARE POLICY            Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 AMERICAN INTERNATIONAL GROUP, INC.                                                          Agenda Number:  932677187
--------------------------------------------------------------------------------------------------------------------------
        Security:  026874107
    Meeting Type:  Annual
    Meeting Date:  16-May-2007
          Ticker:  AIG
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARSHALL A. COHEN                                         Mgmt          For                            For
       MARTIN S. FELDSTEIN                                       Mgmt          For                            For
       ELLEN V. FUTTER                                           Mgmt          For                            For
       STEPHEN L. HAMMERMAN                                      Mgmt          For                            For
       RICHARD C. HOLBROOKE                                      Mgmt          For                            For
       FRED H. LANGHAMMER                                        Mgmt          For                            For
       GEORGE L. MILES, JR.                                      Mgmt          For                            For
       MORRIS W. OFFIT                                           Mgmt          For                            For
       JAMES F. ORR III                                          Mgmt          For                            For
       VIRGINIA M. ROMETTY                                       Mgmt          For                            For
       MARTIN J. SULLIVAN                                        Mgmt          For                            For
       MICHAEL H. SUTTON                                         Mgmt          For                            For
       EDMUND S.W. TSE                                           Mgmt          For                            For
       ROBERT B. WILLUMSTAD                                      Mgmt          For                            For
       FRANK G. ZARB                                             Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS   Mgmt          For                            For
       LLP AS AIG S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2007.

03     ADOPTION OF THE AMERICAN INTERNATIONAL GROUP,             Mgmt          For                            For
       INC. 2007 STOCK INCENTIVE PLAN.

04     SHAREHOLDER PROPOSAL RELATING TO PERFORMANCE-BASED        Shr           For                            Against
       STOCK OPTIONS.




--------------------------------------------------------------------------------------------------------------------------
 AMGEN INC.                                                                                  Agenda Number:  932645988
--------------------------------------------------------------------------------------------------------------------------
        Security:  031162100
    Meeting Type:  Annual
    Meeting Date:  09-May-2007
          Ticker:  AMGN
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MR. FRANK J. BIONDI, JR.            Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MR. JERRY D. CHOATE                 Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MR. FRANK C. HERRINGER              Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DR. GILBERT S. OMENN                Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31,
       2007.

03     TO APPROVE THE AMENDMENTS TO THE COMPANY S RESTATED       Mgmt          For                            For
       CERTIFICATE OF INCORPORATION ELIMINATING THE
       CLASSIFICATION OF THE BOARD OF DIRECTORS.

04     TO APPROVE THE AMENDMENTS TO THE COMPANY S AMENDED        Mgmt          For                            For
       AND RESTATED BYLAWS ELIMINATING THE CLASSIFICATION
       OF THE BOARD OF DIRECTORS.

5A     STOCKHOLDER PROPOSAL #1 (ANIMAL WELFARE POLICY).          Shr           Against                        For

5B     STOCKHOLDER PROPOSAL #2 (SUSTAINABILITY REPORT).          Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 ANGLO AMERICAN PLC                                                                          Agenda Number:  701168305
--------------------------------------------------------------------------------------------------------------------------
        Security:  G03764100
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2007
          Ticker:
            ISIN:  GB0004901517
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Mgmt          For                            For
       and the Group and the reports of the Directors
       and Auditors for the YE 31 DEC 2006

2.     Declare a final dividend of 75 US cents per               Mgmt          For                            For
       ordinary share payable on 03 MAY 2007 to those
       shareholders registered at the close of business
       on 16 MAR 2007

3.     Elect Mr. Cynthia Carroll as a Director of the            Mgmt          For                            For
       Company

4.     Re-elect Mr. Chris Fay as a Director of the               Mgmt          For                            For
       Company

5.     Re-elect Sir Rob Margetts as a Director of the            Mgmt          For                            For
       Company

6.     Re-elect Mr. Nicky Oppenheimer as a Director              Mgmt          For                            For
       of the Company

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company for the ensuing year

8.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

9.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006 as specified

10.    Grant authority to allot relevant securities              Mgmt          For                            For
       conferred on the Directors by Article 9.2 of
       the Company s Articles of Association be renewed
       until the date of the AGM in 2008 up to an
       aggregate nominal amount of USD 74 million
             148 million ordinary shares

S.11   Approve, subject to the passing of ordinary               Mgmt          For                            For
       resolution Number 10; to allot equity securities
       wholly for cash conferred on the Directors
       by Article 9.3 of the Company s Articles of
       Association be renewed until the date of the
       AGM in 2008 up to an USD 37 million       74 million
       ordinary shares

S.12   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases       Section 163(3) of the Companies
       Act 1985 of 148 million ordinary shares of
       USD 0.50 each in the capital of the Company,
       at a minimum price of USD 0.50 and up to 105%
       of the average middle market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days; ordinary share is contracted to be purchased
       and the amount stipulated by Article 5(1) of
       the buy back and stablilisation regulations
       2003;       Authority expires at the conclusion
       of the AGM of the Company in 2008; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.13   Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Companies Act 2006
       and the Company s Articles of Association,
       to send, convey or supply all types of notices,
       documents or information to the Members by
       means of electronic equipment for the processing
             including digital compression, storage and
       transmission of data, employing wires, radio
       optical technologies, or any other electromagnetic
       means, including by making such notices, documents
       or information available on a website

S.14   Amend the Company s Articles of Association               Mgmt          For                            For
       in accordance with the schedule of Amendments
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ANGLO AMERICAN PLC                                                                          Agenda Number:  701276570
--------------------------------------------------------------------------------------------------------------------------
        Security:  G03764100
    Meeting Type:  EGM
    Meeting Date:  25-Jun-2007
          Ticker:
            ISIN:  GB0004901517
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Article 113 and Article 37 of the               Mgmt          For                            For
       Company s Articles of Association as specified

S.2    Approve the Demerger       as specified and subject           Mgmt          For                            For
       to and conditional upon: i) the passing of
       Resolutions 1, 3, 4, 5 as specified and ii)
       the Demerger Agreement       as specified not having
       been terminated in accordance with its terms
       before the Demerger Dividend is paid: a) Authorize
       the Director of the Company to pay a dividend
       in specie on the ordinary shares of USD 0.50
       each of the Company        the Anglo American Ordinary
       shares equal in aggregate to the book value
       of the Company s shareholding in Anglo Mondi
       Investment Limited as at 02 JUL 2007 to ordinary
       shareholders on the register of Members of
       the Company as specified on 02 JUL 2007       or
       such other time or date as the Directors may
       determine            the Anglo American shareholder
       such dividend in specie to be satisfied by
       the transfer of the Company s shareholding
       in Anglo Mondi Investments Limited to Mondi
       Plc on terms that Mondi Plc shall allot and
       issue Mondi Plc ordinary shares, credited as
       fully paid, to the Anglo American ordinary
       shares then held by such shareholder; the Demerger
       Agreement, the Indemnity Agreement as specified
       and the Tax Agreement as specified and authorize
       the Director to carry the same into effect
       and to make such non-material amendment to
       the Demerger Agreement, the Indemnity Agreement
       and the Tax Agreement or any documents relating
       thereto as they       or any duly authorized Committee
       of them and authorize the Directors of the
       Company       or any duly authorized Committee of
       the Board to do or procure to be done all
       such acts and things on behalf of the Company
       and any of its subsidiaries as they may, in
       their absolute discretion, consider necessary
       expedient for the purpose of giving effect
       to the Demerger

S.3    Approve, subject to and conditional upon the              Mgmt          For                            For
       passing Of resolutions 1 and 2 as specified;
       the payment of the Demerger Dividend by the
       Company in accordance with the terms as specified
       and admission of the New Ordinary Shares to
       the Official List of the financial services
       authority and to trading on the London Stock
       Exchange Plc and the JSE Limited becoming effective:
       Authorize the Company all the ordinary shares
       of USD 0.50 each in the capital of the Company
       as specified in 02 JUL 2007       or such other
       time as the Directors may determine, whether
       issued or unissued, shall be sub-divided into
       new ordinary shares of 50/91 US cents each
       in the capital of the Company (the  Intermediate
       Shares ); all Intermediate Shares that are
       unissued shall be consolidated into new ordinary
       Shares of 54 86/91 US cents each in the capital
       of the Company       the  Unissued New ordinary
       Shares ), provided that where such consolidation
       would otherwise result in a fraction of an
       Unissued New Ordinary Share, that number of
       Intermediate Shares which would otherwise constitute
       such fraction shall be cancelled pursuant to
       Section 121(2)(e) of the Companies Act 1985
             the  Act ; and all Intermediate Shares that
       are in issue shall be consolidated into New
       Ordinary Shares of 54 86/91 US cents each in
       the capital of the Company (the  New Ordinary
       Shares ), provided that, where such consolidation
       results in any Member being entitled to a fraction
       of a New Ordinary Share, such fraction shall,
       so far as possible, be aggregated with the
       fractions of a New Ordinary Share to which
       other Members of the Company may be entitled
       and authorize the Directors to sell (or appoint
       any other person to sell) to any person, on
       behalf of the relevant Members, all the New
       Ordinary Shares representing such fractions
       at the best price reasonably obtainable to
       any person, and to distribute the proceeds
       of sale (net of expenses) in due proportion
       among the relevant Members entitled thereto
       (save that any fraction of a penny or cent
       (as the case may require) which would otherwise
       be payable shall be rounded up or down in accordance
       with the usual practice of the registrar of
       the Company) and that any Director (or any
       person appointed by the Directors) to execute
       an instrument of transfer in respect of such
       shares on behalf of the relevant Members and
       to do all acts and things the Directors consider
       necessary or expedient to effect the transfer
       of such shares to, or in accordance with the
       directions of, any buyer of such shares

S.4    Approve, subject to and conditional upon the              Mgmt          For                            For
       passing of Resolutions 2 and 5 as specified,
       such resolution becoming unconditional and
       the payment of the demerger dividend, the share
       consolidation of Mondi Plc by special resolution
       of the then shareholders of Mondi Plc on 28
       MAY 2007, a print of which has been produced
       to this meeting and for the purpose of identification
       signed by the Chairman thereof, in its original
       form or with any modification, pursuant to
       which the nominal value of each ordinary share
       of GBP 2 each in Mondi plc in issue following
       payment of the demerger dividend ( Mondi Plc
       ordinary shares ) is to be reduced from GBP
       2.00 to GBP 0.05, and the paid up capital of
       Mondi plc cancelled to the extent of GBP 1.95
       on each of the Mondi Plc ordinary shares for
       the purposes of enabling Mondi Plc to transfer
       the ordinary hares of ZAR 0.20 each of Mondi
       Limited ( Mondi Limited ordinary Shares ) to
       the Anglo American shareholders on the basis
       of 1 Mondi Limited ordinary share for every
       10 Mondi Plc ordinary shares held (on the basis
       that, where such transfer would result in any
       member of Mondi Plc being entitled to a fraction
       of such Mondi Limited ordinary hare, such fraction
       will, as far as possible, be aggregated with
       fractions of such Mondi Limited ordinary shares
       to which other Members of Mondi Plc may be
       entitled and sold in the relevant open market
       as soon as practicable at the best price reasonably
       obtainable on the basis as specified, to pay
       any South African Stamp Duty or South African
       uncertificated securities tax payable in respect
       of such transfer and providing Mondi Plc with
       approximately GBP 2.1 billion of distributable
       reserves to facilitate the establishment and
       operation of the DLC Structure and to enable
       Mondi Plc to pay dividends in the future

S.5    Approve, subject to and conditional upon the              Mgmt          For                            For
       passing of Resolutions 2 and 4 and in the case
       of Resolution 2, such resolution becoming unconditional
       and the payment of the Demerger dividend, the
       share consolidation of Mondi Plc by special
       resolution of the then shareholders of Mondi
       Plc on 28 MAY 2007, a print of which has been
       produced to this meeting and for the purposes
       of identification signed by the Chairman thereof,
       in its original form or with any modification,
       pursuant to which all of the Mondi Plc ordinary
       shares immediately after giving effect to the
       reduction of capital as specified are to be
       consolidated into new ordinary shares of GBP
       0.20 each in the capital of Mondi Plc as specified,
       and each authorized but unissued ordinary share
       of GBP 2.00 each and each special converting
       share of GBP 2.00 each in the capital of Mondi
       Plc is to be subdivided into 10 shares of GBP
       0.20 each of the relevant Class

S.6    Authorize the Company, subject to and conditional         Mgmt          For                            For
       upon Resolution 3, for the purpose of Section
       166 of the Act, to make market purchases       Section
       163(3) of up to 134,544,000 new ordinary shares,
       at a minimum price of 54 86/91 US cents and
       up to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days and the amount stipulated by
       Article 5(1) of the Buy-back and stabilization
       regulations 2003;       Authority expires the earlier
       of the conclusion of the AGM of the Company
       held on 2008; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 APPLE INC.                                                                                  Agenda Number:  932685071
--------------------------------------------------------------------------------------------------------------------------
        Security:  037833100
    Meeting Type:  Annual
    Meeting Date:  10-May-2007
          Ticker:  AAPL
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM V. CAMPBELL                                       Mgmt          Withheld                       Against
       MILLARD S. DREXLER                                        Mgmt          Withheld                       Against
       ALBERT A. GORE, JR.                                       Mgmt          Withheld                       Against
       STEVEN P. JOBS                                            Mgmt          For                            For
       ARTHUR D. LEVINSON                                        Mgmt          Withheld                       Against
       ERIC E. SCHMIDT                                           Mgmt          Withheld                       Against
       JEROME B. YORK                                            Mgmt          Withheld                       Against

02     TO APPROVE AMENDMENTS TO THE APPLE INC. 2003              Mgmt          For                            For
       EMPLOYEE STOCK PLAN.

03     TO APPROVE AMENDMENTS TO THE APPLE INC. EMPLOYEE          Mgmt          For                            For
       STOCK PURCHASE PLAN.

04     TO APPROVE AMENDMENTS TO THE 1997 DIRECTOR STOCK          Mgmt          For                            For
       OPTION PLAN.

05     TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE              Mgmt          For                            For
       COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR FISCAL YEAR 2007.

06     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           For                            Against
       OPTION DATING POLICY,  IF PROPERLY PRESENTED
       AT THE MEETING.

07     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           For                            Against
       PAY FOR PERFORMANCE STANDARD,  IF PROPERLY
       PRESENTED AT THE MEETING.

08     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           Against                        For
       ENVIRONMENTAL REPORT,  IF PROPERLY PRESENTED
       AT THE MEETING.

09     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           For                            Against
       EQUITY RETENTION POLICY,  IF PROPERLY PRESENTED
       AT THE MEETING.

10     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           Against                        For
       ELECTRONIC WASTE TAKE BACK AND RECYCLING,
       IF PROPERLY PRESENTED AT THE MEETING.

11     TO CONSIDER A SHAREHOLDER PROPOSAL ENTITLED               Shr           For                            Against
       ADVISORY VOTE ON COMPENSATION,  IF PROPERLY
       PRESENTED AT THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 ASSICURAZIONI GENERALI SPA, TRIESTE                                                         Agenda Number:  701250398
--------------------------------------------------------------------------------------------------------------------------
        Security:  T05040109
    Meeting Type:  MIX
    Meeting Date:  20-Jun-2007
          Ticker:
            ISIN:  IT0000062072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action                      *
       IN MEETING DATE. PLEASE ALSO NOTE THE NEW CUT-OFF
       IS 15 JUN 2007. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

E.1    Amend the Articles 9, 15, 16, 19, 24, 27, 31,             Mgmt          No Action
       39, 40, 44, and 46 of the By-Laws

E.2    Approve the Stock Option Plan for Chairman and            Mgmt          No Action
       Top Management of the Company and its subsidiaries
       and authorize the Board of Directors to increase
       capital to implement the Stock Option Plan;
       inherent and consequent resolutions

O.3    Approve the remuneration of the Directors for             Mgmt          No Action
       three year term 2007/2009; inherent and consequent
       resolutions

O.4    Grant authority the Share Repurchase Program              Mgmt          No Action
       and re-issuance of Repurchased shares

O.5    Approve the Director and/or Internal Auditors             Mgmt          No Action
       indemnification/liability provisions




--------------------------------------------------------------------------------------------------------------------------
 ASTRAZENECA PLC                                                                             Agenda Number:  701176869
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0593M107
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2007
          Ticker:
            ISIN:  GB0009895292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s accounts and reports of             Mgmt          For                            For
       the Directors and the Auditor for the YE 31
       DEC 2006

2.     Approve to confirm dividends                              Mgmt          For                            For

3.     Re-appoint KPMG Audit Plc, London as the Auditor          Mgmt          For                            For

4.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditor

5.A    Re-elect Mr. Louis Schweitzer as a Director               Mgmt          For                            For

5.B    Re-elect Mr. Hakan Mogren as a Director                   Mgmt          For                            For

5.C    Re-elect Mr. David R. Brennan as a Director               Mgmt          For                            For

5.D    Re-elect Mr. John Patterson as a Director                 Mgmt          For                            For

5.E    Re-elect Mr. Jonathon Symonds as a Director,              Mgmt          For                            For
       in accordance with the Article 65 of the Company
       s Articles of Association

5.F    Re-elect Mr. John Buchanan as a Director                  Mgmt          For                            For

5.G    Re-elect Ms. Jane Henney as a Director                    Mgmt          For                            For

5.H    Re-elect Ms. Michele Hooper as a Director                 Mgmt          For                            For

5.I    Re-elect Mr. Joe Jimenez as a Director                    Mgmt          For                            For

5.J    Re-elect Dame Nancy Rothwell F as a Director              Mgmt          For                            For

5.K    Re-elect Mr. John Varely as a Director                    Mgmt          For                            For

5.L    Re-elect Mr. Marcus Wallenberg as a Director              Mgmt          For                            For

6.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

7.     Grant authority to the limited EU Political               Mgmt          For                            For
       donations

8.     Authorize the Directors to allot unissued shares          Mgmt          For                            For

S.9    Authorize the Directors to dissaply pre-emption           Mgmt          For                            For
       rights

S.10   Authorize the Company to purchase its own shares          Mgmt          For                            For

S.11   Grant authority to the electronic communications          Mgmt          For                            For
       with shareholders




--------------------------------------------------------------------------------------------------------------------------
 AT&T INC.                                                                                   Agenda Number:  932646360
--------------------------------------------------------------------------------------------------------------------------
        Security:  00206R102
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2007
          Ticker:  T
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A01    ELECTION OF DIRECTOR: WILLIAM F. ALDINGER III             Mgmt          For                            For

A02    ELECTION OF DIRECTOR: GILBERT F. AMELIO                   Mgmt          For                            For

A03    ELECTION OF DIRECTOR: REUBEN V. ANDERSON                  Mgmt          For                            For

A04    ELECTION OF DIRECTOR: JAMES H. BLANCHARD                  Mgmt          For                            For

A05    ELECTION OF DIRECTOR: AUGUST A. BUSCH III                 Mgmt          For                            For

A06    ELECTION OF DIRECTOR: JAMES P. KELLY                      Mgmt          For                            For

A07    ELECTION OF DIRECTOR: CHARLES F. KNIGHT                   Mgmt          For                            For

A08    ELECTION OF DIRECTOR: JON C. MADONNA                      Mgmt          For                            For

A09    ELECTION OF DIRECTOR: LYNN M. MARTIN                      Mgmt          For                            For

A10    ELECTION OF DIRECTOR: JOHN B. MCCOY                       Mgmt          For                            For

A11    ELECTION OF DIRECTOR: MARY S. METZ                        Mgmt          For                            For

A12    ELECTION OF DIRECTOR: TONI REMBE                          Mgmt          For                            For

A13    ELECTION OF DIRECTOR: JOYCE M. ROCHE                      Mgmt          For                            For

A14    ELECTION OF DIRECTOR: RANDALL L. STEPHENSON               Mgmt          For                            For

A15    ELECTION OF DIRECTOR: LAURA D ANDREA TYSON                Mgmt          For                            For

A16    ELECTION OF DIRECTOR: PATRICIA P. UPTON                   Mgmt          For                            For

A17    ELECTION OF DIRECTOR: EDWARD E. WHITACRE, JR.             Mgmt          For                            For

B02    RATIFY APPOINTMENT OF INDEPENDENT AUDITORS                Mgmt          For                            For

B03    APPROVE THE AT&T SEVERANCE POLICY                         Mgmt          For                            For

C04    STOCKHOLDER PROPOSAL A                                    Shr           Against                        For

C05    STOCKHOLDER PROPOSAL B                                    Shr           For                            Against

C06    STOCKHOLDER PROPOSAL C                                    Shr           For                            Against

C07    STOCKHOLDER PROPOSAL D                                    Shr           For                            Against

C08    STOCKHOLDER PROPOSAL E                                    Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 AXA SA, PARIS                                                                               Agenda Number:  701228911
--------------------------------------------------------------------------------------------------------------------------
        Security:  F06106102
    Meeting Type:  MIX
    Meeting Date:  14-May-2007
          Ticker:
            ISIN:  FR0000120628
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 368902 DUE TO THE RECEIPT OF AN ADDITIONAL
       RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

O.1    Approve the reports of the Executive Committee,           Mgmt          For                            For
       the remarks of the Supervisory Board and the
       report of the Auditors and the Company s financial
       statements for the YE in 31 DEC 2006, as presented,
       showing income of EUR 1,432,561,750.00

O.2    Receive the report of the Executive Committee,            Mgmt          For                            For
       the remarks of the Supervisory Board and the
       report of the Auditors and approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and of the Supervisory Board and
       the records that: the earnings for the FY are
       of EUR 1,432,561,750.00 the retained earnings
       are of EUR 1,530,641,322.00 i.e. unavailable
       result of EUR 2,963,203,072.00, to be allocated
       as follows: to fund the legal reserve: EUR
       46,138,302.00 to the dividend: EUR 2,218,461,613.00
       to the retained earnings: EUR 698,603,157.00,
       the shareholders will receive a net dividend
       of EUR 1.06 per share, and will entitle natural
       persons fiscally domiciliated in France, to
       the 40% allowance this dividend will be paid
       on 21 MAY 2007       for the 2,092,888,314 shares
       bearing an accruing dividend as of 01 JAN 2006,
       as required by Law, in the event that the Company
       holds some of its own shares on the day the
       dividends are paid, the profit of the unpaid
       dividends on such shares, shall be allocated
       to the retained earnings account

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code and approve the
       agreement set forth in said report concerning
       the protocol of agreement between the Group
       AXA and the Group Schneider

O.5    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code and approve the
       agreements authorized previously to the 2006
       FY and which remained in force during the FY

O.6    Approve to renew the appointment of Mr. Jean-Renefourtou  Mgmt          For                            For
       as a Member of the Supervisory Board for a
       4-year period

O.7    Approve to renew the appointment of Mr. Leo               Mgmt          For                            For
       Apotheker as a Member of the Supervisory Board
       for a 4-year period

O.8    Approve to renew the appointment of Mr. Gerard            Mgmt          For                            For
       Mestrallet as a Member of the Supervisory Board
       for a 4-year period

O.9    Approve to renew the appointment of Mr. Ezra              Mgmt          For                            For
       Suleiman as a Member of the Supervisory Board
       for a 4-year period

O.10   Appoint Mr. Jean-Martin Folz as a Member of               Mgmt          For                            For
       the Supervisory Board for a 4-year period

O.11   Appoint Mr. Giuseppe Mussari as a Member of               Mgmt          For                            For
       the Supervisory Board for a 4-year period

O.12   Approve to award total annual fees of EUR 1,100,000.00    Mgmt          For                            For
       to the Supervisory Board

O.13   Authorize the Executive Committee, to buy back            Mgmt          Against                        Against
       the Company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 45.00; maximum number of
       shares to be acquired: 10% of the share capital
             i.e. 209,288,831 shares on 22 JAN 2007; the
       number of shares acquired by the Company with
       a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of its capital       i.e. 104,644,415
       shares on 22 JAN 2007, it supersedes the fraction
       unused of the authorization granted by the
       shareholders  meeting of 04 MAY 2006 in its
       Resolution 8;       Authority expires after the
       end of a 18-month period; and to take all
       necessary measures and accomplish all necessary
       formalities

E.14   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on one or more capital increases up to a maximum
       nominal amount of EUR 1,000,000,000.00, by
       way of capitalizing reserves, profits, or additional
       paid-in capital, by issuing bonus shares and,
       or raising the par value of existing shares;
       this amount is distinct from the ceiling of
       EUR 1,500,000,000.00 set forth in Resolution
       15, it supersedes the fraction unused of the
       authorization granted by the shareholders
       meeting of 20 APR 2005 in its Resolution 15;
             Authority expires after the end of a 26-month
       period; and to take all necessary measures
       and accomplish all necessary formalities

E.15   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on one or more capital increases, in France
       or abroad, up to a maximum nominal amount of
       EUR 1,500,000,000.00, by issuance, with preferred
       subscription rights maintained, of common shares
       of the Company as well as securities giving
       access to common shares of the Company or of
       a Company in which it holds directly or not
       more than half of the capital       a subsidiary;
       the nominal amount increases resulting from
       the present resolution and the Resolutions
       E.16 to E.21 shall count against this ceiling;
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 6,000,000,000.00
       this amount is common to all securities, the
       issuance of which is provided for in Resolutions
       16 to 21, this authorization supersedes the
       fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 16;       Authority expires after
       the end of a 26-month period; and to take
       all necessary measures and accomplish all necessary
       formalities

E.16   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on one or more capital increases, in France
       or abroad, of a maximum nominal amount of EUR
       1,000,000,000.00, by issuance, with cancellation
       of preferential subscription rights, of common
       shares of the Company as well as securities
       giving access to common shares of the Company
       or of a Company in which it holds more than
       half of the capital       a subsidiary the nominal
       amount of capital increase resulting from the
       present resolution, the Resolution E.15 and
       the Resolutions E.17 to E.21 not exceeding
       EUR 1,500,000,000.00; the maximum nominal amount
       of debt securities which may be issued shall
       not exceed EUR 6,000,000,000.00 this amount
       shall count against the ceiling set forth in
       Resolution E.15, this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 17;       Authority expires after
       the end of a 26-month period; and to take
       all necessary measures and accomplish all necessary
       formalities

E.17   Authorize the Executive Committee       within the             Mgmt          For                            For
       limit of 10% of the Company s share capital
       over a 12-month period as well as the overall
       amount fixed by the Resolution E.16 against
       which it shall count, to set the issue price
       of the ordinary shares or securities to be
       issued giving access to the capital in accordance
       with the conditions set forth in Resolution
       16, this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders  meeting of 20 APR 2005 in its
       Resolution 18;       Authority expires after the
       end of a 26-month period; and to take all
       necessary measures and accomplish all necessary
       formalities

E.18   Authorize the Executive Committee may decide,             Mgmt          For                            For
       for each one of the issuances decided accordingly
       to Resolutions E.15 to E.17, with or without
       preferential subscription rights of shareholders,
       to increase the number of common shares and
       securities to be issued within the limit of
       the ceilings set forth in Resolutions E.15
       and E.16, it supersedes the fraction unused
       of the authorization granted by the shareholders
       meeting of 20 APR 2005 in its Resolution 18;
             Authority expires after the end of a 26-month
       period

E.19   Authorize the Executive Committee, to decide              Mgmt          Against                        Against
       on the issuance of common shares of the Company
       or securities giving access to shares in issue
       or to be issued of the Company, in consideration
       for securities tendered in a Public Exchange
       offer initiated by the Company in France or
       abroad, it supersedes the fraction unused of
       the authorization granted by the shareholders
       meeting of 20 APR 2005 in its Resolution 20;
             Authority expires after the end of a 26-month
       period; and to take all necessary measures
       and accomplish all necessary formalities

E.20   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on the issuance, up to 10% of the share capital,
       of common shares of the Company or securities
       giving access to existing shares or shares
       to be issued in consideration for the contributions
       in kind granted to the Company and comprised
       of capital securities or securities giving
       access to the share capital; this nominal ceiling
       of capital increase not exceeding the ceiling
       set forth in Resolution E.16, it supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 21;       Authority expires after
       the end of a 26-month period; and to take
       all necessary measures and accomplish all necessary
       formalities

E.21   Authorize the Executive Committee, accordingly            Mgmt          Against                        Against
       to Resolution 16, to decide on the issuance,
       in France or abroad, up to a maximum nominal
       amount of EUR 1,000,000,000.00, with cancellation
       of preferential subscription rights, of common
       shares of the Company to which the securities
       issued by one       or more Company       companies
       in which the Company holds directly or indirectly
       more than half of the share capital       a subsidiary
       will give right; this amount shall count against
       the ceiling fixed by Resolution E.16, it supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 22;       Authority expires after
       the end of a 26-month period; and to take
       all necessary measures and accomplish all necessary
       formalities

E.22   Authorize the Executive Committee, to decide              Mgmt          For                            For
       on the issuance, on 1 or more occasions, in
       France or abroad, up to a maximum nominal amount
       of EUR 2,000,000,000.00, of bonds with bond
       warrants and securities giving right to the
       allocation of debt securities, it supersedes
       the fraction unused of the authorization granted
       by the shareholders  meeting of 20 APR 2005
       in its Resolution 23;       Authority expires after
       the end of a 26-month period; and to take
       all necessary measures and accomplish all necessary
       formalities

E.23   Authorize the Executive Committee, to increase            Mgmt          For                            For
       the share capital, on one or more occasions,
       at its sole discretion, in favor of employees
       and former employees of the Company or Companies
       or Groups linked to it, who are the Members
       of the Company Savings Plans and for a nominal
       amount that shall not exceed EUR 150,000,000.00,
       this delegation supersedes the fraction unused
       of the delegation granted by the shareholders
       meeting of 20 APR 2005 in its Resolution 24;
             Authority expires after the end of a 26-month
       period; and to take all necessary measures
       and accomplish all necessary formalities

E.24   Authorize the Executive Committee, in accordance          Mgmt          Against                        Against
       with the Ambition 2012 Project, to grant, for
       free, on 1 or more occasions, existing or future
       shares, in favor of the employees of the Company
       and related companies or Groups, they may not
       represent more than 0.7% of the share capital;
             Authority expires after the end of a 38-month
       period; and to take all necessary measures
       and accomplish all necessary formalities

E.25   Authorize the Executive Committee, subject to             Mgmt          For                            For
       the condition precedent that the Resolution
       13 is approved, to reduce the share capital,
       on 1 or more occasions and at its sole discretion,
       by canceling all or part of the shares held
       by the Company in connection with the Stock
       Repurchase Plan of the Resolution E.13, up
       to a maximum of 10% of the share capital over
       a 24-month period

E.26   Amend the Indents 3 to 6 of the Article 23 of             Mgmt          For                            For
       the Bylaws concerning the turnout and the voting
       means of the shareholders

E.27   Amend Paragraphs 2 to 8 and 10 of the Article             Mgmt          For                            For
       C of the Bylaws concerning the conditions to
       elect persons to be Member of the Supervisory
       Board that representing shareholders salaried

E.28   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO                                                  Agenda Number:  701257811
--------------------------------------------------------------------------------------------------------------------------
        Security:  E11805103
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2007
          Ticker:
            ISIN:  ES0113211835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting    No vote

1.     Approve to increase the Banco Bilbao Vizcaya              Mgmt          For                            For
       Argentaria, S.A. capital by a nominal sum of
       EUR 96,040,000., in an issue of 196,000,000
       new ordinary shares, excluding pre-emptive
       subscription rights, in order to fund the acquisition
       of 100% of the shares representing the capital
       of the US Company, Compass Bancshares, Inc.
             Compass, which includes any legal successor,
       to be fully paid up through non-cash contributions;
       the issue price of the shares to be issued
             nominal price plus issue premium shall equal
       the closing price of the BBVA share on the
       trading day immediately prior to the closing
       date of said transaction to acquire Compass,
       at a minimum of EUR 6.09 per share       higher
       than the net book value per share for the BBVA
       shares already in existence and a maximum
       equivalent to the result of a 20% increase
       of the value allocated to the non-cash consideration
       of the Compass shares by the expert appointed
       by the Company Registry for the effects established
       under Article 38 of the Companies Act, having
       subtracted the part of the consideration in
       money; and authorize the Board of Directors,
       pursuant to Article 153.1.a) of the Companies
       Act, to establish the date on which the resolution
       shall be enacted and to determine the terms
       and conditions of the capital increase not
       agreed by the EGM; request for listing of new
       shares

2.     Authorize the Board of Directors, which may               Mgmt          For                            For
       in turn delegate said authority, to formalise,
       correct, interpret and implement the resolutions
       adopted by the EGM




--------------------------------------------------------------------------------------------------------------------------
 BANCO SANTANDER CENTRAL HISPANO, SA, SANTANDER                                              Agenda Number:  701251388
--------------------------------------------------------------------------------------------------------------------------
        Security:  E19790109
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2007
          Ticker:
            ISIN:  ES0113900J37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 JUN 2007 AT 1000 HRS. CONSEQUENTLY, YOUR
       VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
       CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU.

1.     To approve the annual accounts       balance sheet,            Mgmt          For                            For
       profit and loss statement, statements of changes
       in net assets and cash flows, and notes and
       the corporate management of Banco Santander
       Central Hispano, S.A. and its Consolidated
       Group for the FYE 31 DEC 2006

2.     To approve the application of results obtained            Mgmt          For                            For
       by the Bank during FY 2006, in the amount of
       3,256,189,632.83 euros, distributing them as
       specified

3.A    To ratify the appointment of Ms. Isabel Tocino            Mgmt          For                            For
       Biscarolasaga as Director, as resolved by the
       Board of Directors at its meeting of 26 MAR
       2007, With respect to the annual renewal of
       one-fifth of the Director positions provided
       by Article 30 of the current Bylaws

3.B    To re-elect Assicurazioni Generali S.p.A as               Mgmt          For                            For
       Director

3.C    To re-elect Mr. Antonio Basagoiti Garcia-Tunon            Mgmt          For                            For
       as Director

3.D    To re-elect Mr. Antonio Escamez Torres as Director        Mgmt          For                            For

3.E    To re-elect Mr. Francisco Luzon Lopez as Director         Mgmt          For                            For

4.     To re-appoint the firm Deloitte, S.L., with               Mgmt          For                            For
       its registered office in Madrid, at Plaza Pablo
       Ruiz Picasso, 1, Torre Picasso, and Tax ID
       Code B-79104469, as Auditor of Accounts for
       verification of the annual accounts and management
       report of the Bank and of the consolidated
       Group for FY 2007

5.     To deprive of effect, to the extent of the unused         Mgmt          For                            For
       amount, the authorization granted by the shareholders
       acting at the Ordinary General Shareholders
       Meeting of 17 June 2006 for the derivative
       acquisition of shares of the Bank by the Bank
       and the Subsidiaries comprising the Group;
       to grant express authorization for the Bank
       and the Subsidiaries comprising the Group to
       acquire shares representing the capital stock
       of the Bank with any compensation permitted
       by Law, within the limits of the Law and subject
       to all legal requirements, up to a maximum
       limit  including the shares they already hold
       of 312,714,828 shares or, as appropriate,
       the number of shares equivalent to 5% of the
       capital stock existing at any given time, which
       shares shall be fully paid-in, at a minimum
       price per share equal to the par value and
       a maximum of up to 3% over the listing price
       on the Electronic Market of the Spanish Stock
       Exchanges       including the block market on the
       date of acquisition, this authorization may
       only be exercised within 18 months from the
       date on which the General Shareholders  Meeting
       is held, the authorization includes the acquisition
       of shares, if any, that must be conveyed directly
       to the employees and management of the Company,
       or that must be conveyed as a result of the
       exercise of the options they hold

6.A    The first paragraph of Article 1 of the Bylaws            Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       first paragraph of Article 1 will read as specified

6.B    Article 28 of the Bylaws is amended to read               Mgmt          For                            For
       as specified

6.C    The second paragraph of Article 36 of the Bylaws          Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       second paragraph of Article 36 will read as
       specified

6.D    The last paragraph of Article 37 of the Bylaws            Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       last paragraph of Article 37 will read as specified

6.E    The first paragraph of Article 40 of the Bylaws           Mgmt          For                            For
       is amended, without any change in the other
       paragraphs of such provision, such that said
       first paragraph of Article 40 will read as
       specified

7.A    The Preamble to the Rules and Regulations for             Mgmt          For                            For
       the General Shareholders  Meeting is amended
       to read as specified

7.B    Article 2 of the Rules and Regulations for the            Mgmt          For                            For
       General Shareholders  Meeting is amended to
       read as specified

7.C    Article 21 of the Rules and Regulations for               Mgmt          For                            For
       the General Shareholders  Meeting is amended
       through the addition of a new sub-section 2
       and the renumbering of the current sub-section
       2 as a new sub-section 3, such that Article
       21 will read as specified

7.D    A new Article 22 is added below Article 21 of             Mgmt          For                            For
       the Rules and Regulations for the General Shareholders
       Meeting, which will read as specified

8.     To delegate to the Board of Directors, pursuant           Mgmt          For                            For
       to the provisions of Section 153.1.a) of the
       Business Corporations Law, the broadest powers
       to do the following within one year from the
       date on which this General Shareholders  Meeting
       is held: set the date and terms and conditions,
       in all matters not provided for by the shareholders
       themselves acting at the General Shareholders
       Meeting, for a capital increase approved at
       such General Shareholders  Meeting, in the
       amount of three hundred seventy-five million
       euros; In exercising these delegated powers,
       the Board of Directors shall (by way of example
       and not of limitation) determine if the capital
       increase shall be carried out by issuing new
       shares with or without a premium and with or
       without voting rights or by increasing the
       par value of existing shares, through new cash
       contributions or by charging the increase to
       unrestricted reserves, or some combination
       of the two methods; determine the deadline
       for exercising pre-emptive rights (or for negotiating
       the right to gratuitous assignment) in the
       event of the issuance of new shares; freely
       offer the shares not subscribed for by such
       deadline; establish that, in the event the
       issue is not fully subscribed, the capital
       will be increased only by the amount of the
       actual subscriptions; and reword the Article
       of the Company s Bylaws pertaining to share
       capital; If the Board of Directors does not
       exercise the powers delegated to it within
       the period provided by the shareholders acting
       at the Shareholders  Meeting for carrying out
       this resolution, such powers shall become void
       once the deadline has passed; The Board of
       Directors is also authorized to delegate to
       the Executive Committee the delegable powers
       granted pursuant to this resolution

9.     To empower the Board of Directors, pursuant               Mgmt          For                            For
       to the general rules for the issuance of debentures
       and pursuant to the provisions of Section 319
       of the Regulations of the Commercial Registry,
       to issue, in one or more tranches, fixed income
       securities up to the sum of THIRTY-FIVE BILLION
       EUROS or the equivalent thereof in another
       currency, in any of the forms permitted by
       law, including bonds, certificates, notes,
       and debentures, including such subordinated
       debentures as are set forth in sub-section
       1 of Section 7 of Law 13/1985, of 25 May and
       Section 20.1 of Royal Decree 1343/1992, of
       6 November, these securities may be unsecured
       or carry guarantees of any kind, including
       mortgage backing, they may be represented by
       certificates or may be book-entry securities,
       the securities issued under this authorization
       shall be numbered consecutively for each issue,
       beginning with number 1, each issue shall constitute
       a single series, the securities may be fully
       or partially exchangeable for existing shares
       of the issuing Company itself or for shares
       of other Entities, if they are exchangeable,
       such exchange may be voluntary or mandatory,
       if voluntary, such exchange may be at the option
       of the holder of the securities or of the issuer,
       they may also include an option to buy such
       shares, the securities may be issued in the
       Spanish territory or abroad, under Spanish
       or foreign law, they may be denominated in
       Spanish or foreign currency, provided, however,
       that if they are denominated in foreign currency,
       the equivalent thereof in euros shall be stated,
       the Board of Directors is empowered to freely
       determine all other terms of the issue(s),
       as well as whether each issue is perpetual
       or amortizable, if amortizable, it may determine
       the amortization schedule, all within the limits
       set by law. Furthermore, in general, it may
       execute without any limitation whatsoever any
       public or private instruments required or that
       the Board may deem advisable in order to carry
       out this resolution, it may also, as appropriate,
       designate the Trustee       Comisario and approve
       the basic rules that shall govern the legal
       relationship between the Bank and the Syndicate
       of holders of the securities issued, with respect
       to the limit to the delegation, the stated
       amount of THIRTY-FIVE BILLION EUROS constitutes
       the maximum global limit for the par value
       amount that may be outstanding at any given
       time for notes or similar securities issued
       plus the par value issued for all other securities
       likewise issued under this authorization conferred
       upon the Board of Directors, this power may
       be exercised by the Board of Directors within
       a period of five years from the date the resolution
       is adopted by the shareholders at the General
       Shareholders  Meeting, after which time any
       portion thereof that has not been exercised
       shall be cancelled, it is stated for the record
       that, as provided by Section 111 bis of Law
       24/1988, of 28 July and the Fourth Additional
       Provision of Law 26/1988, of 29 July, the limitation
       regarding the issuance of debentures set forth
       in sub-section 1 of Section 282 of the Restated
       Text of the Business Corporations Law does
       not apply to the Bank; to also empower the
       Board to decide, on a case-by-case basis, the
       repayment terms for the fixed income securities
       issued under this authorization. It may use
       the withdrawal means referred to in sub-sections
       a), b), and c) of Section 306 of the restated
       text of the Business Corporations Law; To also
       empower the Board of Directors so that when
       it so deems advisable, and subject to obtaining
       the necessary official authorizations and,
       as appropriate, the approval at the Meetings
       of the pertinent Syndicates of Holders of the
       securities, it may modify the conditions for
       repayment of the fixed income securities which
       have been issued and the respective terms thereof,
       as well as the rate of interest, if any, accruing
       on the securities included in each issuance
       under the foregoing authorization; the Board
       of Directors is authorized to delegate to the
       Executive Committee the powers granted under
       sub-sections I), II) and III) above

10.    Authorization to deliver, without charge, 100             Mgmt          For                            For
       Santander shares to each of the employees of
       Companies of the Group who satisfy the conditions
       established in the resolution to be adopted
       by the shareholders at the Meeting, also explicitly
       authorizing such delivery to the executive
       Directors and General Managers of the Bank
       who also meet such conditions

11.    Amendment of the incentive plan for Abbey managers        Mgmt          For                            For
       by means of the delivery of Santander shares
       approved by the shareholders at the Ordinary
       General Shareholders  Meeting of 17 June 2006
       and linked to the attainment of revenue and
       profit targets of such British entity

12.    Approval, in connection with the long-term Incentive      Mgmt          For                            For
       Policy approved by the Board of Directors,
       of various plans for the delivery of Santander
       shares, for implementation thereof by the Bank
       and companies within the Santander Group and
       linked to certain permanence requirements or
       to changes in total shareholder return and
       the Bank s earnings per share

13.    Authorization to the Board of Directors to interpret,     Mgmt          For                            For
       remedy, supplement, carry out and further develop
       the resolutions adopted by the shareholders
       at the Meeting, as well as to substitute the
       powers received from the shareholders at the
       Meeting, and grant of powers to convert such
       resolutions into notarial instruments

       PLEASE NOTE THAT THIS IS A REVISION DUE TO NORMAL         Non-Voting    No vote
       MEETING CHANGED TO ISSUER PAY MEETING. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF AMERICA CORPORATION                                                                 Agenda Number:  932644481
--------------------------------------------------------------------------------------------------------------------------
        Security:  060505104
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2007
          Ticker:  BAC
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WILLIAM BARNET, III                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: FRANK P. BRAMBLE, SR.               Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN T. COLLINS                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR: GARY L. COUNTRYMAN                  Mgmt          For                            For

1E     ELECTION OF DIRECTOR: TOMMY R. FRANKS                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: CHARLES K. GIFFORD                  Mgmt          For                            For

1G     ELECTION OF DIRECTOR: W. STEVEN JONES                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: KENNETH D. LEWIS                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: MONICA C. LOZANO                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: WALTER E. MASSEY                    Mgmt          For                            For

1K     ELECTION OF DIRECTOR: THOMAS J. MAY                       Mgmt          For                            For

1L     ELECTION OF DIRECTOR: PATRICIA E. MITCHELL                Mgmt          For                            For

1M     ELECTION OF DIRECTOR: THOMAS M. RYAN                      Mgmt          For                            For

1N     ELECTION OF DIRECTOR: O. TEMPLE SLOAN, JR.                Mgmt          For                            For

1O     ELECTION OF DIRECTOR: MEREDITH R. SPANGLER                Mgmt          For                            For

1P     ELECTION OF DIRECTOR: ROBERT L. TILLMAN                   Mgmt          For                            For

1Q     ELECTION OF DIRECTOR: JACKIE M. WARD                      Mgmt          For                            For

02     RATIFICATION OF THE INDEPENDENT REGISTERED PUBLIC         Mgmt          For                            For
       ACCOUNTING FIRM FOR 2007

03     STOCKHOLDER PROPOSAL - STOCK OPTIONS                      Shr           Against                        For

04     STOCKHOLDER PROPOSAL - NUMBER OF DIRECTORS                Shr           Against                        For

05     STOCKHOLDER PROPOSAL - INDEPENDENT BOARD CHAIRMAN         Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 BARCLAYS PLC                                                                                Agenda Number:  701183434
--------------------------------------------------------------------------------------------------------------------------
        Security:  G08036124
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2007
          Ticker:
            ISIN:  GB0031348658
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  and the Auditors  reports          Mgmt          For                            For
       and the audited accounts for the YE 31 DEC
       2006

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

3.     Re-elect Mr. Marcus Agius as a Director of the            Mgmt          For                            For
       Company

4.     Re-elect Mr. Frederik Seegers as a Director               Mgmt          For                            For
       of the Company

5.     Re-elect Mr. Christopher Lucas as a Director              Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Stephen Russell as a Director of             Mgmt          For                            For
       the Company

7.     Re-elect Mr. Richard Leigh Clifford as a Director         Mgmt          For                            For
       of the Company

8.     Re-elect Sir Andhrew Likierman as a Director              Mgmt          For                            For
       of the Company

9.     Re-elect Mr. John Varley as a Director of the             Mgmt          For                            For
       Company

10.    Re-elect Sir Nigel Rudd as a Director of the              Mgmt          For                            For
       Company

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

12.    Authorize the Directors to set the remuneration           Mgmt          For                            For
       of the Auditors

13.    Authorize Barclays Bank PLC to make EU political          Mgmt          For                            For
       donations

14.    Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities

S.15   Approve to renew the authority given to the               Mgmt          For                            For
       Directors to allot securities for cash other
       than on a pro-rate basis to shareholders and
       to sell treasury shares

S.16   Approve to renew the Company s authority to               Mgmt          For                            For
       purchase its own shares

S.17   Adopt the new Articles of Association of the              Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 BP PLC                                                                                      Agenda Number:  701174120
--------------------------------------------------------------------------------------------------------------------------
        Security:  G12793108
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2007
          Ticker:
            ISIN:  GB0007980591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       accounts for the YE 31 DEC 2006

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

3.     Re-elect Dr. D.C. Allen as a Director                     Mgmt          For                            For

4.     Re-elect The Lord Browne of Madingley as a Director       Mgmt          For                            For

5.     Re-elect Mr. A. Burgmans as a Director                    Mgmt          For                            For

6.     Elect Sir William Castell as a Director                   Mgmt          For                            For

7.     Re-elect Mr. I.C. Conn as a Director                      Mgmt          For                            For

8.     Re-elect Mr. E.B. Davis, Jr as a Director                 Mgmt          For                            For

9.     Re-elect Mr. D.J. Flint as a Director                     Mgmt          For                            For

10.    Re-elect Dr B.E. Grote as a Director                      Mgmt          For                            For

11.    Re-elect Dr A.B. Hayward as a Director                    Mgmt          For                            For

12.    Elect Mr. A.G. Inglis as a Director                       Mgmt          For                            For

13.    Re-elect Dr. D.S. Julius as a Director                    Mgmt          For                            For

14.    Re-elect Sir Tom Mckillop as a Director                   Mgmt          For                            For

15.    Re-elect Mr. J.A. Manzoni as a Director                   Mgmt          For                            For

16.    Re-elect Dr W.E. Massey as a Director                     Mgmt          For                            For

17.    Re-elect Sir Ian Prosser as a Director                    Mgmt          For                            For

18.    Re-elect Mr. P.D. Sutherland as a Director                Mgmt          For                            For

19.    Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       until the conclusion of the next general meeting
       before which accounts are laid and authorize
       the Board to set the Auditors  remuneration

20.    Authorize, subject always to the financial limits         Mgmt          For                            For
       as follows: a) the Company and its wholly owned
       subsidiary, BP International Limited for the
       purposes of Part XA of the Companies Act 1985
             as and when Part XA affects those Companies,
       to make donations to European Union       EU political
       organizations, and to incur EU political expenditure;
       and b) each of the Company and BP International
       Limited for the purposes of Part 14 of the
       Companies Act 2006       as and when Part 14 affects
       those Companies to make donations or incur
       expenditure under one or more or all of the
       following heads, namely i) donations to political
       parties or independent election candidate,
       ii) donations to political organizations other
       then political parties and iii) political expenditure;
       the authority under this resolution above shall
       only permit donations or expenditure in an
       aggregate amount not exceeding GBP 100,000
       per annum; and the authority under this resolution
       above shall only permit donations or expenditure
       by the Company to a maximum amount of GBP 400,000
       under each of its heads, and shall only permit
       donations or expenditure by BP International
       Limited to a maximum amount of GBP 400,000
       under each of its heads, and in addition the
       aggregate amount of donations or expenditure
       by both the Company and BP International Limited
       under that authority not exceeding GBP 100,000
       per annum in total;       Authority expires the
       earlier during a 4-year period ending on 11
       APR 2011 or the date of the AGM in 2011

21.    Authorize the Company to use the electronic               Mgmt          For                            For
       communications with its shareholders and in
       particular to authorize the Company to send
       or supply documents or information to its shareholders
       making them available on a website

S.22   Authorize the Company, to make market purchases           Mgmt          For                            For
             Section 163(3) of the Companies Act 1985
       of ordinary shares with nominal value of GBP
       0.25 each in the Company, provided that: a)
       the Company does not purchase under this authority
       more than 1.95 billion ordinary shares; b)
       the Company does not pay less than GBP 0.25
       for each share; and c) the Company does not
       pay more for each share than 5% over the average
       of the middle market price of the ordinary
       shares for the 5 business days immediately
       preceding which the Company agrees to buy the
       shares concerned, based on share prices and
       currency exchange rates published in the Daily
       Official List of the London Stock Exchange;
       in executing this authority, the Company may
       purchase shares using any currency, including
       pounds sterling, US dollars and euros;       Authority
       expires the earlier of the conclusion of the
       AGM in 2008 or 11 July 2008; the Company has
       agreed before this date to purchase ordinary
       shares where these purchases will or may be
       executed after the authority terminates       either
       wholly or in part, the Company may complete
       such purchases

23.    Approve to renew the authority of the Directors           Mgmt          For                            For
       by Article 13 of the Company s Articles of
       Association to allot relevant securities up
       to an aggregate nominal amount equal to the
       Section 80 Amount of  GBP 1,626 million;       Authority
       expires the earlier of the conclusion of the
       period ending on the date of the AGM in 2008
       or 11 JUL 2008

S.24   Approve to renew the authority of the Directors           Mgmt          For                            For
       by Article 13 of the Company s Articles of
       Association to allot equity securities wholly
       for cash a) in connection with a rights issue;
       b) otherwise than in connection with a rights
       issue up to an aggregate nominal amount equal
       to Section 89 Amount of GBP 244 million;       Authority
       expires the earlier at the conclusion of the
       period ending on the date of the AGM in 2008
       or 11 JUL 2008




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERICAN TOBACCO PLC                                                                Agenda Number:  701183179
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1510J102
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2007
          Ticker:
            ISIN:  GB0002875804
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors YE 31 DEC 2006

2.     Approve the remuneration report of the Directors          Mgmt          For                            For
       YE 31 DEC 2006

3.     Declare a final dividend of 40.2p per ordinary            Mgmt          For                            For
       share in respect of the YE 31 DEC 2006, payable
       on 03 MAY 2007 to shareholders on the register
       at the close of business on 09 MAR 2007

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Company s Auditors

5.     Authorize the Directors to agree the Auditors             Mgmt          For                            For
       remuneration

6.a    Re-appoint Mr. Paul Adams as a Director                   Mgmt          For                            For

6.b    Re-appoint Mr. Robert Lerwill as a Director               Mgmt          For                            For

6.c    Re-appoint Sir Nicholas Scheele as a Director             Mgmt          For                            For

6.d    Re-appoint Mr. Thys Visser as a Director                  Mgmt          For                            For

7.     Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to allot
       relevant securities       Section 80(2) of that
       Act up to an aggregate nominal amount of GBP
       171,871,064;       Authority expires at the conclusion
       of the next AGM of the Company; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.8    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95(1) of the Companies Act 1985, to allot equity
       securities       Section 94 of that Act for cash,
       disapplying the statutory pre-emption rights
             Section 89(1) of the Act, provided that this
       power is limited to the allotment of equity
       securities: i) in connection with a rights
       issue, open offer or other pre-emptive offering
       in favor of ordinary shareholders of 25p each
       of the Company; ii) up to an aggregate nominal
       amount of GBP 25,780,659;       Authority expires
       at the conclusion of the next AGM of the Company;
       and Directors may allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

9.     Approve, the waiver granted by the Panel on               Mgmt          For                            For
       takeovers and mergers of the obligations which
       may otherwise arise, pursuant to Rule 9 of
       the City Code on takeovers and mergers for
       R & R       as specified to make a general offer
       to the shareholders of the Company for all
       the issued ordinary shares of 25p each in the
       capital of the Company as a result of any market
       purchases of ordinary shares by the Company
       pursuant to the authority granted by Resolution
       10

S.10   Authorize the Company, to make market purchases           Mgmt          For                            For
             Section 163(3) of the Companies Act 1985
       up to 206.2 million of ordinary shares of 25
       pence each in the capital of the Company, at
       a minimum price of 25p and an amount equal
       to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days;       Authority expires at the
       conclusion of the next AGM of the Company;
       and the Company may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

11.    Approve, the British American Tobacco 2007 Long           Mgmt          For                            For
       Term Incentive Plan, as specified and authorize
       the Directors of the Company to do all such
       acts and things as they may consider appropriate
       to bring the same into effect

12.    Approve that the British American Tobacco Sharesave       Mgmt          For                            For
       Scheme       the Sharesave Scheme, as specified,
       be extended for a further period of 10 years
       and the amendments to the Sharesave Scheme,
       as specified and authorize the Directors of
       the Company to do all such acts and things
       as they may consider appropriate to bring the
       same into effect

S.13   Ratify, the entry in the audited accounts of              Mgmt          For                            For
       the Company for YE 31 DEC 2006, whereby distributable
       profits of the Company were appropriated to
       the payment of the interim dividend on the
       Company s ordinary shares of 15.7p per ordinary
       share paid on 13 SEP 2006 to the shareholders
       to register at the close of business on 04
       AUG 2006       the Interim Dividend; any claims
       which are Company may have in respect of the
       payment of the Interim Dividend on the Company
       s ordinary shares against its shareholders
       who appeared on the register of shareholders
       on the relevant record date be released with
       effect from 13 SEP 2006 and a deed of release
       in favor of such shareholders be entered in
       to by the Company in the form of the deed as
       specified; any distribution involved in the
       giving of any such release in relation to the
       Interim Dividend be made out of the profits
       appropriated to the Interim Dividend as aforesaid
       by reference to a record date identical to
       the record date for the Interim Dividend; and
       any and all claims which the Company may have
       against its Directors       both past and present
       arising out of the payment of the Interim Dividend
       or the invalid repurchases by the Company of
       its own shares carried out between 22 SEP 2006
       and 04 DEC 2006       inclusive be released and
       that a deed release in favor of the Company
       s Directors be entered into by the Company
       in the form of the deed as specified

S.14   Adopt the new Articles of Association as specified,       Mgmt          For                            For
       in substitution for and to the exclusion of
       the existing Articles of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 CAIRN ENERGY PLC, EDINBURGH                                                                 Agenda Number:  701152542
--------------------------------------------------------------------------------------------------------------------------
        Security:  G64399101
    Meeting Type:  EGM
    Meeting Date:  22-Mar-2007
          Ticker:
            ISIN:  GB0032399312
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve: the sub-division of ordinary shares,             Mgmt          For                            For
       reclassification of 1 in every 2 intermediate
       shares as a B share, further share capital
       sub-division and consolidation, off market
       contingent buy back authority and approval;
       to alter the Articles of Association, amendments
       to the authorities granted at the 2006 AGM
       to allot shares and sell treasury shares and
       authority for market purchases




--------------------------------------------------------------------------------------------------------------------------
 CAIRN ENERGY PLC, EDINBURGH                                                                 Agenda Number:  701217401
--------------------------------------------------------------------------------------------------------------------------
        Security:  G17528236
    Meeting Type:  AGM
    Meeting Date:  17-May-2007
          Ticker:
            ISIN:  GB00B1RZDL64
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts for the YE 31             Mgmt          For                            For
       DEC 2006

2.     Approve the Directors  remuneration report contained      Mgmt          For                            For
       in the reports and accounts

3.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       and authorize the Directors to fix their remuneration

4.     Elect Mr. Jann Brown as a Director                        Mgmt          For                            For

5.     Elect Mr. Simon Thomson as a Director                     Mgmt          For                            For

6.     Re-elect Mr. Malcolm Thoms as a Director                  Mgmt          For                            For

7.     Re-elect Mr. Mark Tyndall as a Director                   Mgmt          For                            For

8.     Re-elect Mr. Hamish Grossart as a Director                Mgmt          For                            For

9.     Re-elect Mr. Ed Story as a Director                       Mgmt          For                            For

10.    Authorize the Company the Issue of Equity or              Mgmt          For                            For
       Equity-Linked Securities with pre-emptive rights
       up to aggregate nominal amount of GBP 2,674,197.85

S.11   Authorize the Company the Issue of Equity or              Mgmt          For                            For
       Equity-Linked Securities without pre-emptive
       rights up to aggregate nominal amount of GBP
       401,169.80

S.12   Authorize the Company to make market purchase             Mgmt          For                            For
       of 19,543,989 ordinary shares

S.13   Approve the contract under which the Company              Mgmt          For                            For
       will purchase all of the deferred share capital
       of the Company and authorize the Company pursuant
       to Section 164 of the Companies Act 1985

S.14   Amend Articles of Association of the Company              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CAPITALIA SPA, ROMA                                                                         Agenda Number:  701190390
--------------------------------------------------------------------------------------------------------------------------
        Security:  T2432A100
    Meeting Type:  OGM
    Meeting Date:  18-Apr-2007
          Ticker:
            ISIN:  IT0003121495
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No Action                      *
       YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No Action                      *
       ID 358453 DUE TO RECEIPT OF AN EXTRA RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

O.1    Approve the financial statements of the Board             Mgmt          No Action
       of Directors, report on the operations and
       report of the Auditors financial statements
       as at 31 DEC 2006; resolutions related thereto

O.2    Approve to purchase and dispose own shares                Mgmt          No Action

O.3    Appoint the Internal Auditors and the Chairman            Mgmt          No Action
       and approve to state their remuneration

O.4    Appoint Mr. Antonio Scala as a Director                   Mgmt          No Action

E.1    Approve the capital increase free of payment,             Mgmt          No Action
       pursuant to Article No. 2442 Civil Code, by
       using some Company reserve, by increasing the
       par value of the shares from EUR 1.00 to EUR
       1.2; consequent share increase from EUR 220,000,000
       to EUR 264,000,000, to be executed by the Board
       of Directors as per the powers granted by the
       EGM of 25 NOV 2005; amend Article No. 5 of
       the By-Laws




--------------------------------------------------------------------------------------------------------------------------
 CMS ENERGY CORPORATION                                                                      Agenda Number:  932682431
--------------------------------------------------------------------------------------------------------------------------
        Security:  125896100
    Meeting Type:  Annual
    Meeting Date:  18-May-2007
          Ticker:  CMS
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MERRIBEL S. AYRES                                         Mgmt          For                            For
       JON E. BARFIELD                                           Mgmt          For                            For
       RICHARD M. GABRYS                                         Mgmt          For                            For
       DAVID W. JOOS                                             Mgmt          For                            For
       PHILIP R. LOCHNER, JR.                                    Mgmt          For                            For
       MICHAEL T. MONAHAN                                        Mgmt          For                            For
       JOSEPH F. PAQUETTE, JR.                                   Mgmt          For                            For
       PERCY A. PIERRE                                           Mgmt          For                            For
       KENNETH L. WAY                                            Mgmt          For                            For
       KENNETH WHIPPLE                                           Mgmt          For                            For
       JOHN B. YASINSKY                                          Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 COMCAST CORPORATION                                                                         Agenda Number:  932669546
--------------------------------------------------------------------------------------------------------------------------
        Security:  20030N101
    Meeting Type:  Annual
    Meeting Date:  23-May-2007
          Ticker:  CMCSA
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       S. DECKER ANSTROM                                         Mgmt          For                            For
       KENNETH J. BACON                                          Mgmt          For                            For
       SHELDON M. BONOVITZ                                       Mgmt          For                            For
       EDWARD D. BREEN                                           Mgmt          For                            For
       JULIAN A. BRODSKY                                         Mgmt          For                            For
       JOSEPH J. COLLINS                                         Mgmt          For                            For
       J. MICHAEL COOK                                           Mgmt          For                            For
       JEFFREY A. HONICKMAN                                      Mgmt          For                            For
       BRIAN L. ROBERTS                                          Mgmt          For                            For
       RALPH J. ROBERTS                                          Mgmt          For                            For
       DR. JUDITH RODIN                                          Mgmt          For                            For
       MICHAEL I. SOVERN                                         Mgmt          For                            For

02     INDEPENDENT AUDITORS                                      Mgmt          For                            For

03     PREVENT THE ISSUANCE OF NEW STOCK OPTIONS                 Shr           Against                        For

04     REQUIRE THAT THE CHAIRMAN OF THE BOARD NOT BE             Shr           For                            Against
       AN EMPLOYEE

05     REQUIRE SUSTAINABILITY REPORT                             Shr           Against                        For

06     ADOPT A RECAPITALIZATION PLAN                             Shr           For                            Against

07     REQUIRE ANNUAL VOTE ON EXECUTIVE COMPENSATION             Shr           Against                        For

08     REQUIRE PAY DIFFERENTIAL REPORT                           Shr           Against                        For

09     REQUIRE DISCLOSURE OF POLITICAL CONTRIBUTIONS             Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 CONOCOPHILLIPS                                                                              Agenda Number:  932664988
--------------------------------------------------------------------------------------------------------------------------
        Security:  20825C104
    Meeting Type:  Annual
    Meeting Date:  09-May-2007
          Ticker:  COP
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF CLASS II DIRECTOR: JAMES E. COPELAND,         Mgmt          For                            For
       JR.

1B     ELECTION OF CLASS II DIRECTOR: KENNETH M. DUBERSTEIN      Mgmt          For                            For

1C     ELECTION OF CLASS II DIRECTOR: RUTH R. HARKIN             Mgmt          For                            For

1D     ELECTION OF CLASS II DIRECTOR: WILLIAM R. RHODES          Mgmt          For                            For

1E     ELECTION OF CLASS II DIRECTOR: J. STAPLETON               Mgmt          For                            For
       ROY

1F     ELECTION OF CLASS II DIRECTOR: WILLIAM E. WADE,           Mgmt          For                            For
       JR.

02     RATIFICATION OF APPOINTMENT OF ERNST & YOUNG              Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2007

03     CORPORATE POLITICAL CONTRIBUTIONS                         Shr           Against                        For

04     GLOBAL WARMING-RENEWABLES                                 Shr           Against                        For

05     QUALIFICATION FOR DIRECTOR NOMINEES                       Shr           Against                        For

06     DRILLING IN SENSITIVE/PROTECTED AREAS                     Shr           Against                        For

07     REPORT ON RECOGNITION OF INDIGENOUS RIGHTS                Shr           Against                        For

08     COMMUNITY ACCOUNTABILITY                                  Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 CVS/CAREMARK CORPORATION                                                                    Agenda Number:  932675816
--------------------------------------------------------------------------------------------------------------------------
        Security:  126650100
    Meeting Type:  Annual
    Meeting Date:  09-May-2007
          Ticker:  CVS
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: EDWIN M. BANKS                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: C. DAVID BROWN II                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: E. MAC CRAWFORD                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DAVID W. DORMAN                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: KRISTEN E. GIBNEY WILLIAMS          Mgmt          For                            For

1F     ELECTION OF DIRECTOR: ROGER L. HEADRICK                   Mgmt          Against                        Against

1G     ELECTION OF DIRECTOR: MARIAN L. HEARD                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: WILLIAM H. JOYCE                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JEAN-PIERRE MILLON                  Mgmt          For                            For

1J     ELECTION OF DIRECTOR: TERRENCE MURRAY                     Mgmt          For                            For

1K     ELECTION OF DIRECTOR: C.A. LANCE PICCOLO                  Mgmt          Against                        Against

1L     ELECTION OF DIRECTOR: SHELI Z. ROSENBERG                  Mgmt          For                            For

1M     ELECTION OF DIRECTOR: THOMAS M. RYAN                      Mgmt          For                            For

1N     ELECTION OF DIRECTOR: RICHARD J. SWIFT                    Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE 2007 FISCAL YEAR.

03     PROPOSAL TO ADOPT THE COMPANY S 2007 EMPLOYEE             Mgmt          For                            For
       STOCK PURCHASE PLAN.

04     PROPOSAL TO ADOPT THE COMPANY S 2007 INCENTIVE            Mgmt          For                            For
       PLAN.

05     STOCKHOLDER PROPOSAL REGARDING LIMITS ON CEO              Shr           Against                        For
       COMPENSATION.

06     STOCKHOLDER PROPOSAL REGARDING SEPARATION OF              Shr           For                            Against
       THE ROLES OF CHAIRMAN AND CEO.

07     STOCKHOLDER PROPOSAL REGARDING SUSTAINABILITY             Shr           Against                        For
       REPORTING BY THE COMPANY.

08     STOCKHOLDER PROPOSAL REGARDING THE RELATIONSHIP           Shr           For                            Against
       BETWEEN THE COMPANY AND COMPENSATION CONSULTANTS.

09     STOCKHOLDER PROPOSAL REGARDING THE COMPANY S              Shr           For                            Against
       POLICY ON STOCK OPTION GRANTS.




--------------------------------------------------------------------------------------------------------------------------
 CVS/CAREMARK CORPORATION                                                                    Agenda Number:  932703386
--------------------------------------------------------------------------------------------------------------------------
        Security:  126650100
    Meeting Type:  Consent
    Meeting Date:  09-May-2007
          Ticker:  CVS
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL SUBMITTED BY AMALGAMATED BANK LONG               Shr           No vote
       VIEW COLLECTIVE INVESTMENT FUND REQUESTING
       THAT THE BOARD OF DIRECTORS ADOPT A POLICY
       WITH RESPECT TO THE COMPANY S PRACTICES IN
       MAKING AWARDS OF EQUITY COMPENSATION TO DIRECTORS
       AND EXECTIVES.




--------------------------------------------------------------------------------------------------------------------------
 DAIMLERCHRYSLER AG, STUTTGART                                                               Agenda Number:  701160436
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1668R123
    Meeting Type:  AGM
    Meeting Date:  04-Apr-2007
          Ticker:
            ISIN:  DE0007100000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID: 364354 DUE TO ADDITIONAL OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR ADP CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 1,542,245,626.50 as follows:
       payment of a dividend of EUR 1.50 per no-par
       share ex-dividend and payable date: 05 APR
       2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Director's

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2007 FY: KPMG             Mgmt          For                            For
       Deutsche Treuhand-Gesellschaft AG, Frankfurt
       and Berlin

6.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares The company shall be authorized to acquire
       own shares of up to EUR 267,000,000, at a price
       differing neither more than 5 %; from the market
       price of the shares if they are acquired through
       the stock exchange, nor more than 20% if they
       are acquired by way of a repurchase offer,
       on or before  04 OCT 2008; the Board of Managing
       Directors shall be authorize d to use the shares
       in connection with mergers and acquisitions,
       to use the shares within the Company's Stock
       Option Plan 2000 or as employee shares, and
       to retire the shares

7.     Elections to the Supervisory Board recommended            Mgmt          For                            For
       Prof. Dr. Clemens Boersig

8.     Resolution on an amendment to the Articles of             Mgmt          For                            For
       Association; in accordance with the new Transparency
       Directive Implementation Law Section 20, regarding
       the Company being authorized to transmit information
       t o shareholders by electronic means

9a.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Article 1 of the Articles of Incorporation,
       currently worded 'The name of the corporation
       is DaimlerChrysler AG; The registered office
       of the corporation is in Stuttgart;' is amended
       as follows: 'The name of the corporation is
       Daimler-Benz AG; The registered office of the
       corporation is in Stuttgart'

9B.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: The Board of Management is authorized
       to defer notification of the change of name
       for entry in the Commercial Register until
       the Chrysler Group is separated from the Group
       or sold, but not later than 31 MAR 2008

10.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Amendment to the Articles of Association
       in respect of the shareholder's meeting being
       held in Stuttgart if the previous two meetings
       were held at a different place and the shareholders
       meeting 2008 being excluded from this rule

11.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Amendment to the Articles of Association
       in respect of the election of the Chairman
       of the Shareholders' meeting

12.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Amendment to the Articles of Association
       in respect of the age-restriction for the Members
       of the Supervisory Board

13.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Amendment to the Articles of Association
       in respect of Members of the Supervisory Board
       being interdicted to be a member of the Board
       of Managing Director's of another Dax-30 Company

14.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Amendment to the Articles of Association
       in respect of shareholders statements

15.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Amendment to the Articles of Association
       in connection with special counting methods

16.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Amendment to the Articles of Association
       in respect of the minutes of the shareholders'
       meeting being taken

17A.   PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL:The Board of Management is instructed
       to take the necessary measures so that a resolution
       on the transformation of the corporation into
       a European Stock Corporation (SE) can be voted
       on no later than the next ordinary Annual Meeting

17B    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: The Board of Management is instructed
       to conduct the necessary negotiations with
       the employee representatives with the objective
       that the Supervisory Board should only have
       twelve members and that the negative impact
       of equal numbers of members representing the
       shareholders and the employees on the propensity
       to invest of current and future investors should
       be taken into account in the composition of
       the Supervisory Board

18.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Resolution on a special audit as
       per Section 142(1) of the German Stock Corporation
       Act in connection with the merger between the
       Company and Chrysler Corporation

19.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Resolution on a special audit as
       per Section 142(1) of the German Stock Corporation
       Act in connection with the Stock Option Plan
       2003

20.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Resolution on a special audit as
       per Section 142(1) of the German Stock Corporation
       Act in connection with the interview given
       by Juergen Schrempp to financial times

21.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Resolution on a special audit as
       per Section 142(1) of the German Stock Corporation
       Act in connection with improper actions of
       current of former members of the Board of Managing
       Directors or the Supervisory Board

22.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Resolution on a special audit as
       per Section 142(1) of the German Stock Corporation
       Act in connection with incomplete of inaccurate
       information given by Dr. Zetsche and other
       Employees of the Company

23.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Resolution on a special audit as
       per Section 142(1) of the German Stock Corporation
       Act in connection with the control of the former
       Chairmen of the Board of Managing Directors
       Juergen Schrempp




--------------------------------------------------------------------------------------------------------------------------
 DEAN FOODS COMPANY                                                                          Agenda Number:  932691226
--------------------------------------------------------------------------------------------------------------------------
        Security:  242370104
    Meeting Type:  Annual
    Meeting Date:  18-May-2007
          Ticker:  DF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ALAN J. BERNON                                            Mgmt          For                            For
       GREGG L. ENGLES                                           Mgmt          For                            For
       RONALD KIRK                                               Mgmt          For                            For

02     APPROVAL OF A NEW EQUITY INCENTIVE PLAN.                  Mgmt          Against                        Against

03     PROPOSAL TO RATIFY DELOITTE & TOUCHE LLP AS               Mgmt          For                            For
       INDEPENDENT AUDITOR.

04     STOCKHOLDER PROPOSAL REGARDING SEPARATION OF              Shr           For                            Against
       THE CHIEF EXECUTIVE OFFICER AND CHAIRMAN OF
       THE BOARD ROLES.




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK AG, FRANKFURT AM MAIN                                                         Agenda Number:  701188573
--------------------------------------------------------------------------------------------------------------------------
        Security:  D18190898
    Meeting Type:  AGM
    Meeting Date:  24-May-2007
          Ticker:
            ISIN:  DE0005140008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the established annual financial          Non-Voting    No vote
       statements and the management report for the
       2006 FY, with the report of the Supervisory
       Board, presentation of the approved consolidated
       financial statements with the related management
       report [according to U. S. GAAP] for the 2006
       FY

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 2,099,072,036 as follows: Payment
       of a dividend of EUR 4 per entitled share,
       Ex-dividend and payable date: 25 MAY 2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors for the 2006 FY

4.     Ratification of the acts of Management of the             Mgmt          For                            For
       Supervisory Board for the 2006 FY

5.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       KPMG, Frankfurt

6.     Authorization to acquire own shares for trading           Mgmt          For                            For
       purposes the Company shall be authorized to
       acquire and sell own shares, at prices not
       differing more than 10% from the market price
       of the shares, on or before 31 OCT 2008, the
       trading portfolio of shares to be acquired
       for such purpose shall not exceed 5% of the
       share capital at the end of each day

7.     Authorization to acquire own shares for purposes          Mgmt          For                            For
       other than trading the Company shall be authorized
       to acquire own shares of up to 10% of its share
       capital, at prices neither more than 15% above,
       nor more than 20% below, the market price of
       the shares, on or before 31 OCT 2008, the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the Stock Exchange or a rights offering, insofar
       as they are used for acquisition purposes,
       the shares may also be sold at a price not
       materially below their market price, or retired

8.     Authorization to use derivatives for the acquisition      Mgmt          For                            For
       of own shares In connection with Item 7, the
       Company may also acquire own shares using call
       or put options

9.     Elections to the Supervisory Board                        Mgmt          For                            For

10.    Ratification of the resolution of the AGM of              Mgmt          For                            For
       01 JUN 2006, in respect of the elections to
       the Supervisory Board

11.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of the Supervisory Board remuneration
       As of the 2007 FY, the fixed annual remuneration
       shall be increased from EUR 30,000 to EUR 60,000,
       the dividend linked remuneration shall be adjusted
       to EUR 100 per EUR 0.01 of the dividend in
       excess of EUR 1 per share, and the performance
       linked remuneration to EUR 1 00 per EUR 0.01
       of the average earnings per share over the
       past 3 years, the Supervisory Board Chairman
       shall receive four times the basic remuneration
       [but no more than that] , and the Deputy Chairman
       one and one half times such remuneration, the
       remuneration for Committee Members shall be
       increased to 100% of the basic remuneration
       above, 200% for Committee Chairmen

12.    Amendment to the Articles of Association as               Mgmt          For                            For
       per Section 30b(3) of the Securities Trading
       Act The company shall be authorized to transmit
       information to shareholders by electronic means

13.    Amendment to the Articles of Association in               Mgmt          For                            For
       respect of Advisory Committees, the current,
       Uniform Advisory Committee shall be divided
       into regional committees

14.    Creation of new authorized capital, and the               Mgmt          For                            For
       corresponding amendment to the Articles of
       Association, the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 85,000,000 through the issue of
       new shares against cash payment, on or before
       30 APR 2012, Subscription rights shall be excluded
       for residual amounts, for the granting of such
       rights to holders of option or conversion rights,
       and for the issue of shares at a price not
       materially below their market price, entitled
       to vote are those shareholders who are entered
       in the Company's share register and give notice
       of their intention to attend the meeting on
       or before 21 MAY 2007, if you wish us to exercise
       your voting right on your behalf, please send
       us your instructions by 8 a.m. Frankfurt time
       on 18 MAY 2007, at the latest

       PLEASE NOTE THAT THIS IS A REVISION DUE TO THE            Non-Voting    No vote
       MEETING BEING REVISED AS AN ISSUER PAY MEETING.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS.THANK YOU.

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 E. I. DU PONT DE NEMOURS AND COMPANY                                                        Agenda Number:  932650903
--------------------------------------------------------------------------------------------------------------------------
        Security:  263534109
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2007
          Ticker:  DD
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD H. BROWN                                          Mgmt          For                            For
       ROBERT A. BROWN                                           Mgmt          For                            For
       BERTRAND P. COLLOMB                                       Mgmt          For                            For
       CURTIS J. CRAWFORD                                        Mgmt          For                            For
       JOHN T. DILLON                                            Mgmt          For                            For
       ELEUTHERE I. DU PONT                                      Mgmt          For                            For
       CHARLES O. HOLLIDAY, JR                                   Mgmt          For                            For
       LOIS D. JULIBER                                           Mgmt          For                            For
       MASAHISA NAITOH                                           Mgmt          For                            For
       SEAN O'KEEFE                                              Mgmt          For                            For
       WILLIAM K. REILLY                                         Mgmt          For                            For

02     ON RATIFICATION OF INDEPENDENT REGISTERED PUBLIC          Mgmt          For                            For
       ACCOUNTING FIRM

03     ON DUPONT EQUITY AND INCENTIVE PLAN                       Mgmt          For                            For

04     ON GENETICALLY MODIFIED FOOD                              Shr           Against                        For

05     ON PLANT CLOSURE                                          Shr           Against                        For

06     ON REPORT ON PFOA                                         Shr           Against                        For

07     ON COSTS                                                  Shr           Against                        For

08     ON GLOBAL WARMING                                         Shr           Against                        For

09     ON CHEMICAL FACILITY SECURITY                             Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 E.ON AKTIENGESELLSCHAFT EON, DUESSELDORF                                                    Agenda Number:  701168874
--------------------------------------------------------------------------------------------------------------------------
        Security:  D24909109
    Meeting Type:  OGM
    Meeting Date:  03-May-2007
          Ticker:
            ISIN:  DE0007614406
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 12 APR 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1      Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report

2      Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 2,209,650,851.15 as follows:
       payment of a dividend of EUR 3.35 per entitled
       share; ex-dividend and payable date: 04 MAY
       07

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares; the Board of Managing Directors shall
       be authorized to acquire shares of the Company
       of up to 10% of its share capital, on or before
       03 NOV 2008; the shares may be acquired through
       the stock exchange at a price neither more
       than 10% above nor more than 20% below the
       market price of the shares, by way of a public
       repurchase offer to all shareholders or by
       means of a public offer for the exchange of
       liquid shares which are admitted to trading
       on an organized market at a price not differing
       more than 20% from the market price of the
       shares, and by using derivatives in the form
       of call or put options if the exercise price
       is neither more than 10% above nor more than
       20% below the market price of the shares; the
       Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or for satisfying existing convertible
       or option rights, to offer the shares to executives
       and employees of the Company and its affiliates,
       and to retire the shares

6.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       PricewaterhouseCoopers AG, Duesseldorf




--------------------------------------------------------------------------------------------------------------------------
 EDP-ENERGIAS DE PORTUGAL SA, LISBOA                                                         Agenda Number:  701160866
--------------------------------------------------------------------------------------------------------------------------
        Security:  X67925119
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2007
          Ticker:
            ISIN:  PTEDP0AM0009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT 1 SHARE CARRY 1 VOTE. THANK              Non-Voting    No Action                      *
       YOU.

1.     Receive the 2006 consolidated annual report,              Mgmt          No Action
       the 2006 consolidate results and also the 2006
       consolidated Auditor s report

2.     Approve the appropriation of the profit                   Mgmt          No Action

3.     Approve the general appreciation of the Company           Mgmt          No Action
       s management and auditing

4.     Authorize the Board of Directors to acquire               Mgmt          No Action
       and sale own shares by EDP or by subsidiary
       Companies

5.     Authorize the Board of Directors to acquire               Mgmt          No Action
       and sale own bonds by EDP or by subsididiary
       Companies

6.     Elect the Governing Bodies                                Mgmt          No Action

7.     Approve to discuss upon the Salary Commission             Mgmt          No Action
       Document on the Salary Policy for the Board
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 ENDESA SA, MADRID                                                                           Agenda Number:  701257532
--------------------------------------------------------------------------------------------------------------------------
        Security:  E41222113
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2007
          Ticker:
            ISIN:  ES0130670112
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       21 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

1.     Examination and approval, as the case may be,             Mgmt          For                            For
       of the annual accounts       balance sheet, income
       statement and annual report and of the Management
       report of the Company and its consolidated
       group for the FYE 31 DEC 2006, as well as of
       the Corporate Management during said FY

2.     Application of FY earnings and dividend distribution      Mgmt          For                            For

3.     Appointment of the Auditor for the Company and            Mgmt          For                            For
       its consolidated Group

4.     Authorization for the Company and its subsidiaries        Mgmt          For                            For
       to be able to acquire treasury stock in accordance
       with the provisions of Article 75 and additional
       provision 1 of the Spanish Corporations Law
             Ley de Sociedades Anonimas

5.     To set at 10 the number of Members of the Board           Mgmt          For                            For
       of Directors, in accordance with the provisions
       of Article 37 of the Corporate Bylaws

6.     Appointment of a Company Director                         Mgmt          Against                        Against

7.     Appointment of a Company Director                         Mgmt          Against                        Against

8.     Authorization to the Board of Directors for               Mgmt          For                            For
       the execution and implementation may be, of
       the resolutions adopted by the general meeting,
       as well as to substitute the authorities it
       receives from the general meeting, and granting
       of authorities for processing the said resolutions
       as a public instrument, registration thereof
       and, as the case may be, correction thereof

       PLEASE BE ADVISED THAT ADDITIONAL INFORMATION             Non-Voting    No vote
       CONCERNING ENDESA, S.A. CAN ALSO BE VIEWED
       ON THE COMPANY S WEBSITE: http://www.endesa.es/Portal/en/corporate_governance/general_shareholders_meeting/default.htm




--------------------------------------------------------------------------------------------------------------------------
 ENI SPA, ROMA                                                                               Agenda Number:  701211790
--------------------------------------------------------------------------------------------------------------------------
        Security:  T3643A145
    Meeting Type:  OGM
    Meeting Date:  24-May-2007
          Ticker:
            ISIN:  IT0003132476
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No Action                      *
       YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No Action                      *
       IN MEETING DATE. PLEASE ALSO NOTE THE NEW CUT-OFF
       DATE IS 23 MAY 2007. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

O.1    Approve the financial statement of the Incorporated       Mgmt          No Action
       Company Enifin S.P.A as at 31 DEC 2006; receive
       the reports of the Board of Directors, of the
       Statutory Auditors and of the Auditing firm;
       appropriation of net income

O.2    Approve the financial statements of the Incorporated      Mgmt          No Action
       Eni Portugal Investment S.P.A as at 31 DEC
       2006; receive the reports of the Board of Directors,
       of the Statutory Auditors and of the Auditing
       firm; appropriation of net income

O.3    Approve the financial statements and consolidated         Mgmt          No Action
       balance sheet of Eni SPA as at 31 DEC 2006;
       receive the reports of the Board of Directors,
       of the Statutory Auditors and of the Auditing
       firm

O.4    Approve the appropriation of net income                   Mgmt          No Action

O.5    Approve the authorization for the acquisition             Mgmt          No Action
       of own shares, after having revoked the remaining
       part related to the authorization for the acquisition
       of own shares resolved by the meeting called
       on 25 MAY 2006

O.6    Approve the extension of the Audit mandate given          Mgmt          No Action
       to PricewaterhouseCoopers S.P.A for the 3 years
       2007-2009 confirmed by the meeting called on
       28 MAY 2004

E.1    Amend Articles No. 6.2, 13, 17, 24 and 28 of              Mgmt          No Action
       the By-Laws

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action                      *
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EXXON MOBIL CORPORATION                                                                     Agenda Number:  932676844
--------------------------------------------------------------------------------------------------------------------------
        Security:  30231G102
    Meeting Type:  Annual
    Meeting Date:  30-May-2007
          Ticker:  XOM
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M.J. BOSKIN                                               Mgmt          For                            For
       W.W. GEORGE                                               Mgmt          For                            For
       J.R. HOUGHTON                                             Mgmt          For                            For
       W.R. HOWELL                                               Mgmt          For                            For
       R.C. KING                                                 Mgmt          For                            For
       P.E. LIPPINCOTT                                           Mgmt          For                            For
       M.C. NELSON                                               Mgmt          For                            For
       S.J. PALMISANO                                            Mgmt          For                            For
       S.S. REINEMUND                                            Mgmt          For                            For
       W.V. SHIPLEY                                              Mgmt          For                            For
       J.S. SIMON                                                Mgmt          For                            For
       R.W. TILLERSON                                            Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT AUDITORS (PAGE 44)            Mgmt          For                            For

03     CUMULATIVE VOTING (PAGE 45)                               Shr           For                            Against

04     SPECIAL SHAREHOLDER MEETINGS (PAGE 47)                    Shr           For                            Against

05     BOARD CHAIRMAN AND CEO (PAGE 47)                          Shr           For                            Against

06     DIVIDEND STRATEGY (PAGE 48)                               Shr           Against                        For

07     SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION       Shr           For                            Against
       (PAGE 50)

08     CEO COMPENSATION DECISIONS (PAGE 51)                      Shr           Against                        For

09     EXECUTIVE COMPENSATION REPORT (PAGE 52)                   Shr           Against                        For

10     EXECUTIVE COMPENSATION LIMIT (PAGE 53)                    Shr           Against                        For

11     INCENTIVE PAY RECOUPMENT (PAGE 54)                        Shr           For                            Against

12     POLITICAL CONTRIBUTIONS REPORT (PAGE 55)                  Shr           Against                        For

13     AMENDMENT OF EEO POLICY (PAGE 57)                         Shr           Against                        For

14     COMMUNITY ENVIRONMENTAL IMPACT (PAGE 58)                  Shr           Against                        For

15     GREENHOUSE GAS EMISSIONS GOALS  (PAGE 60)                 Shr           Against                        For

16     CO2 INFORMATION AT THE PUMP (PAGE 61)                     Shr           Against                        For

17     RENEWABLE ENERGY INVESTMENT LEVELS (PAGE 62)              Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701208630
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  EGM
    Meeting Date:  07-May-2007
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action                      *
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No Action                      *
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action                      *
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 MAY 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Opening                                                   Non-Voting    No Action                      *

2.     Authorize the Board of Directors of the Company           Mgmt          No Action
       and the Boards of its direct subsidiaries,
       for a period of 18 months starting after the
       General Meeting which will deliberate this
       point, to acquire Fortis Units in which twinned
       Fortis SA/NV shares are incorporated, up to
       the maximum number authorized by Article 620
       Section 1, number 2 of the Companies  Code,
       for exchange values equivalent to the average
       of the closing prices of the Fortis Unit on
       Euronext Brussels and Euronext Amsterdam on
       the day immediately preceding the acquisition,
       plus a maximum of 15% or minus a maximum of
       15%, to dispose of Fortis Units in which twinned
       Fortis SA/NV shares are incorporated, under
       the conditions which it will determine

3.1    Amend Article 10       form of the shares of the              Mgmt          No Action
       Articles of Association as specified

3.2    Amend Article 14       Deliberations and Decisions                Mgmt          No Action
       of the Articles of Association as specified

3.3    Amend Article 17       of the present Articles of              Mgmt          No Action
       Association: OGM of Shareholders, Article
       20       of the present Articles of Association:
       Lodging of securities and of proxies of the
       Articles of Association as specified

3.4    Amend the Article 25       of the present Articles             Mgmt          No Action
       of Association: Dividend of the Articles of
       Association as specified

3.5    Authorize the Company Secretary, with power               Mgmt          No Action
       to sub-delegate, to coordinate the text of
       the Articles of Association according to the
       decisions made and the expiry date of some
       transitory provisions of the Articles of Association
       and adapt the numbering and sub-numbering of
       the Articles and the cross-referencing between
       one Article and another further to the modifications
       made

4.     Closure                                                   Non-Voting    No Action                      *

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action                      *
       OF RECORD DATE. PLEASE ALSO NOTE THE NEW CUT-OFF
       IS 25 APR 2007. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 FORTIS SA/NV, BRUXELLES                                                                     Agenda Number:  701233823
--------------------------------------------------------------------------------------------------------------------------
        Security:  B4399L102
    Meeting Type:  AGM
    Meeting Date:  23-May-2007
          Ticker:
            ISIN:  BE0003801181
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No Action                      *
       ID 379831 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No Action                      *
       YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action                      *
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No Action                      *
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

O.1    Opening                                                   Non-Voting    No Action                      *

O.211  Discussion of the annual report for the FY 2006           Non-Voting    No Action                      *

O.212  Discussion of the consolidated annual accounts            Non-Voting    No Action                      *
       for the FY 2006

O.213  Adopt the statutory annual accounts of the Company        Mgmt          No Action
       for the FY 2006

O.214  Approve the profit appropriation of the Company           Mgmt          No Action
       for the FY 2005

O.221  Comments on the dividend policy                           Non-Voting    No Action                      *

O.222  Adopt a gross dividend for the FY 2006 of EUR             Mgmt          No Action
       1.40 per Fortis Unit; as an interim dividend
       of EUR 0.58 per Fortis Unit was paid in SEP
       2006, the final dividend amounts to EUR 0.82
       per Fortis Unit and will be payable as from
       14 JUN 2007

O.231  Grant discharge to the Members of the Board               Mgmt          No Action
       of Directors for the FY 2006

O.232  Grant discharge to the Auditor for the FY 2006            Mgmt          No Action

O.3    Corporate Governance                                      Non-Voting    No Action                      *

O.411  Re-appoint Mr. Philippe Bodson to the Board               Mgmt          No Action
       of Directors for a period of 3 years, until
       the end of the OGM of shareholders of 2010

O.412  Re-appoint Mr. Jan-Michiel Hessels to the Board           Mgmt          No Action
       of Directors for a period of 3 years, until
       the end of the OGM of shareholders of 2010

O.413  Re-appoint Mr. Ronald Sandler to the Board of             Mgmt          No Action
       Directors for a period of 3 years, until the
       end of the OGM of shareholders of 2010

O.414  Re-appoint Mr. Piet Van Waeyenberge to the Board          Mgmt          No Action
       of Directors for a period of 1 year, until
       the end of the OGM of shareholders of 2008

O.4.2  Appoint Mr. Herman Verwilst to the Board of               Mgmt          No Action
       Directors for a period of 3 years, until the
       end of the OGM of shareholders of 2010

E.5.1  Authorize the Board of Directors of the Company           Mgmt          No Action
       and the Boards of its direct subsidiaries,
       for a period of 18 months starting after the
       general meeting which will deliberate this
       point, to acquire Fortis Units in which twinned
       Fortis SA/NV shares are incorporated, up to
       the maximum number authorized by Article 620
       Section 1, 2 of the Companies  code, for exchange
       values equivalent to the average of the closing
       prices of the Fortis Unit on Euronext Brussels
       and Euronext Amsterdam on the day immediately
       preceding the acquisition, plus a maximum of
       15% or minus a maximum of 15%

E.5.2  Authorize the Board of Directors of the Company           Mgmt          No Action
       and the Boards of its subsidiaries, for a period
       of 18 monhts starting after the end of the
       general meeting which will deliberate this
       point, to dispose of Fortis Units in which
       twinned Fortis SA/NV shares are incorporated,
       under the conditions which it will determine

E.6.1  Amend Article 10 of the Articles of Association           Mgmt          No Action
       as specified

E.6.2  Amend Article 14 of the Articles of Association           Mgmt          No Action
       as specified

E.631  Amend the Article 17 of the Articles of Association       Mgmt          No Action
       as specified

E.632  Amend the Article 20 of the Articles of Association       Mgmt          No Action
       as specified

E.6.4  Amend the Article 25 Articles of Association              Mgmt          No Action
       as specified

E.6.5  Authorize the Company Secretary, with power               Mgmt          No Action
       to sub-delegate, to coordinate the text of
       the Articles of Association according to the
       decisions made and the expiry date of some
       transitory provisions of the Articles of Association
       and also to adapt the numbering and sub-numbering
       of the Articles and the cross-referencing between
       one Article and another further to the modifications
       made

E.7    Closure                                                   Non-Voting    No Action                      *




--------------------------------------------------------------------------------------------------------------------------
 FORTUM CORPORATION, ESPOO                                                                   Agenda Number:  701148024
--------------------------------------------------------------------------------------------------------------------------
        Security:  X2978Z118
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2007
          Ticker:
            ISIN:  FI0009007132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

1.1    Approve to adopt the accounts                             Mgmt          For                            For

1.2    Approve the actions on profit or loss to pay              Mgmt          For                            For
       a dividend of EUR 1.26 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor      s                    Mgmt          Against                        Against

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor      s                                          Mgmt          For                            For

1.9    Approve the remuneration of Supervisory Board             Mgmt          For                            For

1.10   Approve the number of Supervisory Board Members           Mgmt          For                            For

1.11   Elect the Supervisory Board                               Mgmt          For                            For

2.     Amend or delete Paragraphs 3, 4, 9, 11, 18 and            Mgmt          For                            For
       19-32 of Articles of Association

3.     Authorize the Board to decide to repurchase               Mgmt          For                            For
       Company s own shares

4.     Approve the proposal by the state of Finland              Mgmt          Against                        Against
       to appoint a Nomination Committee

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve to abolish Supervisory Board




--------------------------------------------------------------------------------------------------------------------------
 FRANCE TELECOM SA                                                                           Agenda Number:  701234522
--------------------------------------------------------------------------------------------------------------------------
        Security:  F4113C103
    Meeting Type:  OGM
    Meeting Date:  21-May-2007
          Ticker:
            ISIN:  FR0000133308
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.      The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

O.1    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the Company s
       financial statements for the YE on 31 DEC 2006,
       showing income of EUR 4,403,914,805.65 accordingly;
       grant permanent discharge to the Members of
       the Board of Directors for the performance
       of their duties during the said FY

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY,

O.3    Acknowledge the earnings amount to EUR 4,403,914,805.65   Mgmt          For                            For
       decides to allocate EUR 1,445,333.20 to the
       legal reserve thus brought to EUR 1,042,669,252.00,
       the distributable income, after the allocation
       of EUR 1,445,333.20 to the legal reserve and
       taking into account the retained earnings amounting
       to EUR 7,226,881,589.31 is of EUR 10,588,127,142.96;
       the shareholders will receive a net dividend
       of EUR 1.20 per share and the balance of the
       distributable income will be allocated to the
       retained earnings account, the dividend will
       entitle to the 40 % deduction provided by the
       French Tax Code, this dividend will be paid
       on 07 JUN 2007

O.4    Receive the special report of the Auditor on              Mgmt          Against                        Against
       the agreements Governed by Article L.225-38
       of the French Commercial Code and approve the
       said report and the agreements referred to
       therein

O.5    Authorize the Board of Directors, to cancel               Mgmt          Against                        Against
       effective immediately, for the unused portion
       thereof, the auhtority granted by Resolution
       5 of the combined general meeting of 21 APR
       2006, to buy back Company s shares on the open
       market, subject to the condition as specified:
       maximum purchase price: EUR 40.00, maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buy backs: EUR 10,426,692,520.00;       Authority
       expires at the end of an 18 month period;
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5 % of its capital; authorize
       the Board of Directors to take all necessary
       measures and accomplish all necessary formalities

O.6    Appoint Mrs. Claudie Haignere as a Director               Mgmt          Against                        Against
       for a 5 year period

E.7    Amend Article of the By Laws no. 21 (general              Mgmt          For                            For
       meetings) to comply with the Decree No. 2007-431
       of 25 MAR 2007

E.8    Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion, the delegation granted
       by Resolution 24 of the combined general meeting
       on 22 APR 2005 and authorize the Board of Directors
       for a 26-month period the necessary powers
       to decide to proceed with the issuance, by
       a maximum nominal amount of EUR 4,000,000,000.00,
       with preferred subscription rights maintained
       of common shares of Company and securities
       giving access by all means to the common shares
       of the Company or one its subsidiaries; the
       maximum nominal amount of debt securities which
       may be issued shall not exceed EUR 10,000,000,000.00
       the amount is common to the whole debt securities
       to be issued by virtue of Resolutions 9, 12
       and 13 but it is autonomous and distinct and
       from the amount of the debt securities giving
       right to the allocation of the debt securities
       issued by virtue of Resolution 18; and to take
       all necessary measures and accomplish all necessary
       formalities

E.9    Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 25 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       for a 26-month period to decide to proceed
       with the issuance, by a maximum nominal amount
       of EUR 4,000,000,000.00, with cancellation
       of the preferred subscription rights of common
       shares of Company and securities giving access
       by all means to the common shares of the Company
       or one its subsidiaries; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 10,000,000,000.00 the
       amount is common to the whole debt securities
       to be issued by virtue of the previous resolution
       and Resolutions 12 and 13 but it is autonomous
       and distinct and from the amount of the debt
       securities giving right to the allocation of
       the debt securities issued by virtue of Resolution
       18; and to take all necessary measures and
       accomplish all necessary formalities

E.10   Authorize the Board of Directors for a 26-month           Mgmt          Against                        Against
       period, for each one of the issuance decided
       accordingly with the Resolution 9 and within
       the limit of 10% of the Company s capital over
       a 12-month period to set the issue price of
       the common shares and or securities to be issued
       in accordance with the terms and conditions
       determined by the shareholders

E.11   Authorize the Board of Directors to increase              Mgmt          For                            For
       the each one of the issuances decided accordingly
       with Resolution 8 and 9 the number securities
       be issued, with or with out preferential subscription
       right of shareholders, as the same price as
       the initial issue, within 30 days of closing
       of the subscription period and up to maximum
       of 15 % of the initial issue;       Authority expires
       at the end of an 26 month period

E.12   Approve to cancel effective immediately, for              Mgmt          Against                        Against
       the unused portion thereof, the authority granted
       by Resolution 28 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       in order to decide to proceed in accordance
       with the conditions set forth in Resolution
       9, with the issuance of common shares of Company
       or the securities giving access to common existing
       or future shares of the Company in consideration
       for securities tendered in public exchange
       offer initiated in France or abroad by the
       Company concerning the shares of another listed
       Company ; the ceiling of the capital increase
       nominal amount is set at EUR 4,000,000,000.00
       this amount shall count against the overall
       value set against the Resolution 9;       Authority
       expires at the end of 26 month period; and
       to take all necessary measures and accomplish
       all necessary formalities

E.13   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 29 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       to proceed with the issuance, up to 10 % of
       the share capital, of common shares of Company
       or the securities giving access to common existing
       or future shares of the Company, in consideration
       for the contributions in kind granted to the
       Company and compromised of capital securities
       or securities giving access to the share capital;
             Authority expires at the end of 26 month period;
       and to take all necessary measures and accomplish
       all necessary formalities

E.14   Approve to cancel effective immediately, for              Mgmt          Against                        Against
       the unused portion thereof, the authority granted
       by Resolution 30 of the combined general meeting
       of 22 APR 2005 and in the event of the issuance,
       on one or more occasions, in France or abroad
       and, or in International market, by one or
       more Companies in which the Company s hold
       directly or indirectly more than half of the
       share capital, with the agreements of the Company,
       of any securities giving access to common shares
       of the Company, accordingly with Resolution
       9 and authorize the Board of Directors to proceed
       with the issuance by nominal amount of EUR
       4,000,000,000.00 with cancellation of the shareholders
       preferred subscription rights of common shares
       of the Company to which the here above securities
       issued by the subsidiaries may be right;       Authority
       expires at the end of 26 month period; and
       to take all necessary measures and accomplish
       all necessary formalities

E.15   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 8 of the combined general meeting
       of 21 APR 2006 and authorize the Board of Directors
       to proceed with issuance, on one or more occasions
       by nominal amount of EUR 200,000,000.00 of
       the common shares of the Company to be subscribed
       either in cash or by the offsetting of debt
       securities;       Authority expires at the end of
       18 month period; approve to cancel the shareholders
       preferential subscription rights in favour
       of the holders of options giving the right
       to subscribe for shares or, of shares of Orange
       S.A., having signed a liquidity agreement with
       the Company; and authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.16   Approve to cancel effective immediately, for              Mgmt          Against                        Against
       the unused portion thereof, the authority granted
       by Resolution 9 of the combined general meeting
       of 21 APR 2006 and authorize the Board of Directors
       for an 18-month period, the necessary powers
       to proceed, on one or more occasions, with
       the issuance and the allocation for free or
       options giving the right to liquidity securities
             ILO they may not represent more than EUR
       10,000,000.00, and to cancel the shareholders
       preferential subscription rights in favour
       of the holders of options giving the right
       to subscribe for shares of Orange S.A., having
       signed a liquidity agreement with the Company
       and to take all necessary measures and accomplish
       all necessary formalities

E.17   Approve, consequently to the adoption of the              Mgmt          For                            For
       Resolution 9, the maximum nominal amount pertaining
       to the capital increases to be carried out
       with the use of the delegations given by Resolution
       9 shall be fixed at 8,000,000,000.00

E.18   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 34 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       to proceed with the issuance, on one or more
       occasions, in France or Abroad, by a maximum
       nominal amount of EUR 10,000,000,000.00, of
       any securities giving right to the allocation
       of debt securities;       Authority expires at the
       end of 26-month period; and to take all necessary
       measures and accomplish all necessary formalities

E.19   Approve to cancel effective immediately, for              Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 35 of the combined general meeting
       of 22 APR 2005 and authorize the Board of Directors
       to increase the share capital, in one or more
       occasions, by a maximum nominal amount of EUR
       2,000,000,000.00, by way of capitalizing reserves,
       profits or, premiums, by issuing bonus shares
       or raising the par value of existing shares,
       or by a combination of these methods;       Authority
       expires at the end of 26-month period; and
       to take all necessary measures and accomplish
       all necessary formalities

E.20   Approve, to cancel effective immediately, for             Mgmt          For                            For
       the unused portion thereof, the authority granted
       by Resolution 5 of the combined general meeting
       of 01 SEP 2004 and authorize the Board of Directors
       in one or more transactions, options giving
       the right to subscribe for or to purchase shares
       in the Company, in favor of Employees or corporate
       officers of the Company and related Companies
       or Groups, it being provided that the options
       shall not give rights to a total number of
       shares, which shall exceed 2% of the capital;
             Authority expires at the end of 38-month period;
       and to take all necessary measures and accomplish
       all necessary formalities

E.21   Authorize the Board of Directors to decide the            Mgmt          Against                        Against
       increase of capital, in one or several times
       and at any moments, by issuance or the attribution
       free of charges of ordinary shares or investment
       securities giving access to ordinary existing
       or to be issued shares of the Company reserved
       for the Members of the staff and formers, Members
       of a Corporate Savings Plan of the France Telecom
       Group; suppression of the shareholders preferential
       right; grant powers to the Board of Directors

E.22   Authorize the Board of Directors to realize               Mgmt          For                            For
       the cancellation, in one or several times,
       within the limit of 10% of the capital, all
       or part of the ordinary France Telecom shares;
       grant powers to the Board of Directors

E.23   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GLAXOSMITHKLINE                                                                             Agenda Number:  701183977
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3910J112
    Meeting Type:  AGM
    Meeting Date:  23-May-2007
          Ticker:
            ISIN:  GB0009252882
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       the financial statements for the YE 31 DEC
       2006

2.     Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2006

3.     Elect Dr. Daniel Podolsky as a Director of the            Mgmt          For                            For
       Company

4.     Elect Dr. Stephanie Burns as a Director of the            Mgmt          For                            For
       Company

5.     Re- elect Mr. Julian Heslop as a Director of              Mgmt          For                            For
       the Company

6.     Re-elect Sir. Deryck Maughan as a Director of             Mgmt          For                            For
       the Company

7.     Re-elect Dr. Ronaldo Schmitz as a Director of             Mgmt          For                            For
       the Company

8.     Re-elect Sir. Robert Wilson as a Director of              Mgmt          For                            For
       the Company

9.     Authorize the Audit Committee to re-appoint               Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Auditors
       to the Company until the end of the next meeting
       at which accounts are laid before the Company

10.    Authorize the Audit Committee to determine the            Mgmt          For                            For
       remuneration of the Auditors

11.    Authorize the Company, in accordance with 347C            Mgmt          For                            For
       of the Companies Act 1985       the Act, to make
       donations to EU political organizations and
       to incur EU political expenditure up to a maximum
       aggregate amount of GBP 50,000;       Authority
       expires the earlier of the conclusion of the
       next AGM in 2008 or 22 NOV 2008

12.    Authorize the Directors, in substitution for              Mgmt          For                            For
       all substituting authorities, to allot relevant
       securities       Section 80 of the Act up to an
       aggregate nominal amount of GBP 479,400,814;
             Authority expires the earlier of the conclusion
       of the Company s AGM to be held in 2008 or
       22 NOV 2008; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.13   Authorize the Directors, for the purposes of              Mgmt          For                            For
       Article 12 of the Company s Articles of Association
       and pursuant to Section 95 of the Act, to allot
       equity securities       Section 94 of the Act for
       cash pursuant to the authority conferred on
       the Directors by Resolution 12 and /or where
       such allotment constitutes an allotment of
       equity securities by virtue of Section 94(3A)of
       the Act, disapplying the statutory pre-emption
       rights       Section 89(1), provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue       as defined in Article 12.5 of the Company
       s Articles of Association provided that an
       offer of equity securities pursuant to any
       such rights issue need not be open to any shareholder
       holding ordinary shares as treasury shares;
       and b) up to an aggregate nominal amount of
       GBP 71,910,122;       Authority expires the earlier
       of the conclusion of the next AGM of the Company
       to be held in 2008 or on 22 NOV 2008; and
       the Directors to allot equity securities after
       the expiry of this authority in pursuance of
       such an offer or agreement made prior to such
       expiry

S.14   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       166 of the Act, to make market purchases       Section
       163 of the Act of up to 575,280,977 ordinary
       shares of 25p each, at a minimum price of 25p
       and up to 105% of the average middle market
       quotations for such shares derived from the
       London Stock Exchange Daily Official List,
       over the previous 5 business days and the higher
       of the price of the last independent trade
       and the highest current independent bid on
       the London Stock Exchange Official List at
       the time the purchase is carried out;       Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2008
       or on 22 NOV 2008; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

S.15   Amend Article 2 and 142 of the Articles of Association    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GOOGLE INC.                                                                                 Agenda Number:  932673886
--------------------------------------------------------------------------------------------------------------------------
        Security:  38259P508
    Meeting Type:  Annual
    Meeting Date:  10-May-2007
          Ticker:  GOOG
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ERIC SCHMIDT                                              Mgmt          For                            For
       SERGEY BRIN                                               Mgmt          For                            For
       LARRY PAGE                                                Mgmt          For                            For
       L. JOHN DOERR                                             Mgmt          For                            For
       JOHN L. HENNESSY                                          Mgmt          For                            For
       ARTHUR D. LEVINSON                                        Mgmt          For                            For
       ANN MATHER                                                Mgmt          For                            For
       PAUL S. OTELLINI                                          Mgmt          For                            For
       K. RAM SHRIRAM                                            Mgmt          For                            For
       SHIRLEY M. TILGHMAN                                       Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF ERNST & YOUNG              Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF GOOGLE INC. FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2007.

03     APPROVAL OF AN AMENDMENT TO GOOGLE S 2004 STOCK           Mgmt          Against                        Against
       PLAN TO INCREASE THE NUMBER OF AUTHORIZED SHARES
       OF CLASS A COMMON STOCK ISSUABLE THEREUNDER
       BY 4,500,000.

04     APPROVAL OF GOOGLE S EXECUTIVE BONUS PLAN.                Mgmt          For                            For

05     STOCKHOLDER PROPOSAL TO REQUEST THAT MANAGEMENT           Shr           Against                        For
       INSTITUTE POLICIES TO HELP PROTECT FREEDOM
       OF ACCESS TO THE INTERNET.




--------------------------------------------------------------------------------------------------------------------------
 HEALTH MANAGEMENT ASSOCIATES, INC.                                                          Agenda Number:  932685033
--------------------------------------------------------------------------------------------------------------------------
        Security:  421933102
    Meeting Type:  Annual
    Meeting Date:  15-May-2007
          Ticker:  HMA
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM J. SCHOEN                                         Mgmt          For                            For
       JOSEPH V. VUMBACCO                                        Mgmt          For                            For
       KENT P. DAUTEN                                            Mgmt          For                            For
       DONALD E. KIERNAN                                         Mgmt          For                            For
       ROBERT A. KNOX                                            Mgmt          For                            For
       WILLIAM E. MAYBERRY, MD                                   Mgmt          For                            For
       VICKI A. O'MEARA                                          Mgmt          For                            For
       WILLIAM C. STEERE, JR.                                    Mgmt          For                            For
       R.W. WESTERFIELD, PH.D.                                   Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER
       31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 HSBC HOLDINGS PLC                                                                           Agenda Number:  701218340
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4634U169
    Meeting Type:  AGM
    Meeting Date:  25-May-2007
          Ticker:
            ISIN:  GB0005405286
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual accounts and               Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 DEC 2006

2.     Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

3.a    Re-elect The Lord Butler as a Director                    Mgmt          For                            For

3.b    Re-elect The Baroness Dunn as a Director                  Mgmt          For                            For

3.c    Re-elect Mr. R.A. Fairhead as a Director                  Mgmt          For                            For

3.d    Re-elect Mr. W.K.L. Fung as a Director                    Mgmt          For                            For

3.e    Re-elect Sir Brian Moffat as a Director                   Mgmt          For                            For

3.f    Re-elect Mr. G. Morgan as a Director                      Mgmt          For                            For

4.     Re-appoint KPMG Audit Plc as the Auditor at               Mgmt          For                            For
       remuneration to be determined by the Group
       Audit Committee

5.     Authorize the Directors, pursuant to and for              Mgmt          For                            For
       the purposes of Section 80 of the Companies
       Act 1985       the Act, to allot relevant securities
             with in the meaning of that Section up to
       an aggregate nominal amount of GBP 100,000
       and GBP 100,000       in each such case in the form
       of 10,000,000 non-cumulative preference shares,
       USD 85,500       in the form of 8,550,000 non-cumulative
       preference shares and USD 1,158,660,000       in
       the form of ordinary shares of USD 0.50 each
             ordinary shares provided that this authority
       shall be limited so that, otherwise than pursuant
       to: a) in connection with a rights issue in
       favor of ordinary shareholders; b) the terms
       of any share plan for employees of the Company
       or any of its subsidiary undertakings; or c)
       any scrip dividend scheme or similar agreements
       implemented in accordance with the Articles
       of Association of the Company; or d) the allotment
       of up to 10,000,000 non-cumulative preference
       shares of GBP 0.01 each, 10,000,000 non-cumulative
       preference shares of GBP 0.01 each and 8,550,000
       non-cumulative preference shares of USD 0.01
       each in the capital of the Company, the nominal
       amount of relevant securities to be allotted
       by the Directors pursuant to this authority
       wholly for cash shall not in aggregate, together
       with any allotment of other equity securities
       authorized by sub-paragraph (b) of resolution
       6, as specified, exceed USD 289,665,000       being
       equal to approximately 5% of the nominal amount
       of ordinary shares of the Company in issue
       at the latest practicable date prior to the
       printing of the notice of this meeting;       Authority
       expires the earlier of the conclusion of the
       AGM of the Company to be held in 2008; and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.6    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985       the Act: a)
       subject to the passing of this resolution 5,
       as specified, to allot equity securities       Section
       94 of the Act the subject of the authority
       granted by resolution 5; and b) to allot any
       other securities       Section 94 of the Act which
       are held by the Company in treasury, disapplying
       the statutory pre-emption rights       Section 89(1),
       provided that:       Authority expires the earlier
       at the conclusion of the AGM of the Company
       to be held in 2008; the Company, before the
       expiry, may make a contract to purchase ordinary
       shares which will or may be executed wholly
       or partly after such expiry

7.     Authorize the Company, to make market purchases           Mgmt          For                            For
             within the meaning of Section 163 of the Companies
       Act 1985 of up to 1,158,660,000 ordinary shares
       of USD 0.50 each in the capital of the Company,
       at a minimum price which may be paid for each
       ordinary share is USD 0.50 and not more than
       105% above the average market value for such
       shares derived from the London Stock Exchange
       Daily Official List , for the 5 business days
       preceding the date of purchase;       Authority
       expires at the conclusion of the AGM of the
       Company in 2008; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

8.     Authorize the Directors, to exercise the power            Mgmt          For                            For
       conferred upon them by Article 151 of the Articles
       of Association of the Company       as from time
       to time varied so that, to the extent and
       in the manner determined by the Directors,
       the holders of ordinary shares of USD 0.50
       each in the Company       ordinary shares be permitted
       to elect to receive new ordinary shares, credited
       as fully paid instead of all or part of any
       dividend       including interim dividends payable
       up to the conclusion of the AGM in 2012; to
       capitalize from time to time the appropriate
       nominal amount or amounts of new shares of
       the Company falling to be allotted pursuant
       to elections made under the Company s scrip
       dividend scheme out of the amount or amounts
       standing to the credit of any reserve account
       or fund of the Company, as the Directors may
       determine, to apply that sum in paying up in
       full the relevant number of such new shares
       and to allot such new shares pursuant to such
       elections; and generally to implement the Company
       s scrip dividend scheme on such other actions
       as the Directors may deem necessary or desirable
       from time to time in respect of the Company
       s scrip dividend scheme

9.     Authorize the Company, for the purposes of Part           Mgmt          For                            For
       XA of the Companies Act 1985       as amended           the
       Act to make donations to EU Political Organizations
       and to incur EU Political expenditure       as such
       terms are defined in Section 347A of the Act
       up to a maximum aggregate amount of GBP 250,000;
             Authority expires on the earlier of the conclusion
       of the AGM of the Company to be held in 2008
       and the date on which the last of Sections
       239 and 362 to 379       inclusive of the Companies
       Act 2006 come into force

10.    Authorize the HSBC Bank Plc for the purposes              Mgmt          For                            For
       of Part XA of the Companies Act 1985       as amended
             the Act to make donations to EU Political
       Organizations and to incur EU Political expenditure
             as such terms are defined in Section 347A
       of the Act up to a maximum aggregate amount
       of GBP 50,000;       Authority expires on the earlier
       of the conclusion of the AGM of the Company
       to be held in 2008 and the date on which the
       last of Sections 239 and 362 to 379       inclusive
       of the Companies Act 2006 come into force

11.    Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Companies Act 2006
       and the Articles of Association of the Company
             as from time to time varied, to send, convey
       or supply all types of notices, documents or
       information to the Members by means of electronic
       equipment for the processing       including by
       means of digital compression, storage and
       transmission of data, using wires, radio optical
       technologies, or any other electromagnetic
       means, including by making such notices, documents
       or information available on a website

S.12   Amend Articles 2.1, 2.4 , 79A.1, 81.1, 81.3,              Mgmt          For                            For
       81.4(a), 81.5, 81.6, 81.4(b), 81.4(e)(i), 81.4(e)(ii),
       81.7, 95, 132.1(d) 159, 159A, 162.4, 163.1
       of the Articles of Association of the Company
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ING GROEP N V                                                                               Agenda Number:  701198550
--------------------------------------------------------------------------------------------------------------------------
        Security:  N4578E413
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2007
          Ticker:
            ISIN:  NL0000303600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 359551 DUE TO SPLITTING OF DIRECTORS  NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Opening remarks and announcements.                        Non-Voting    No vote

2.a    Report of the Executive Board for 2006.                   Non-Voting    No vote

2.b    Report of the Supervisory Board for 2006.                 Non-Voting    No vote

2.c    Receive the annual accounts for 2006.                     Mgmt          For                            For

3.a    Profit retention and distribution policy.                 Non-Voting    No vote

3.b    Dividend for 2006: a total dividend of EUR 1.32           Mgmt          For                            For
       per       depositary receipt for an ordinary share
       will be proposed to the general meeting of
       shareholders; taking into account the interim
       dividend of EUR 0.59 made payable in AUG 2006,
       the final dividend will amount to EUR 0.73
       per       depositary receipt for an ordinary share.

4.a    Remuneration report.                                      Non-Voting    No vote

4.b    Maximum number of stock options, performance              Mgmt          For                            For
       shares and conditional shares to be granted
       to the Members of the Executive Board for 2006:
       A) to approve that for 2006 485,058 stock options
             rights to acquire ordinary shares or depositary
       receipts for ordinary shares will be granted
       to the Members of the Executive Board; B) to
       approve that for 2006 a maximum of 202,960
       performance shares       ordinary shares or depositary
       receipts for ordinary shares will be granted
       to the Members of the Executive Board; C) to
       approve that for 2006 37,633 conditional shares
             ordinary shares or depositary receipts for
       ordinary shares will be granted to Mr. Tom
       Mclnerney, in addition to the stock options
       and performance shares, included in Items A
       and B.

5.a    Corporate governance.                                     Non-Voting    No vote

5.b    Amendment to the Articles of Association: it              Mgmt          For                            For
       is proposed: A) that the Articles of Association
       of the Company be amended in agreement with
       the proposal prepared by Allen&Overy LLP, dated
       16 FEB 2007; B) that each Member of the Executive
       Board and each of Messrs. J-W.G. Vink, C. Blokbergen
       and H.J. Bruisten be authorized with the power
       of substitution to execute the notarial deed
       of amendment of the Articles of Association
       and furthermore to do everything that might
       be necessary or desirable in connection herewith,
       including the power to make such amendments
       in or additions to the draft deed as may appear
       to be necessary in order to obtain the required
       nihil obstat  from the Minister of Justice.

6.     Corporate responsibility.                                 Non-Voting    No vote

7.a    Discharge of the Executive Board in respect               Mgmt          For                            For
       of the duties performed during the year 2006:
       it is proposed to discharge the Members of
       the Executive Board in respect of their duties
       performed in the FY 2006 as specified, the
       report of the Executive Board, the Corporate
       governance chapter, the Chapter on Section
       404 of the Sarbanes-Oxley Act and the statements
       made in the meeting.

7.b    Discharge to the Supervisory Board in respect             Mgmt          For                            For
       of the duties performed during the year 2006:
       it is proposed to discharge the Members of
       the Supervisory Board in respect of their duties
       performed in the FY 2006 as specified, the
       report of the Supervisory Board, the Corporate
       governance chapter, the remuneration report
       and the statements made in the meeting.

8.     Proposed change of audit structure: since its             Non-Voting    No vote
       incorporation, the financial audit of ING Groep
       N.V. and its subsidiaries is shared between
       Ernst & Young Accountants, being responsible
       for auditing the financial statements of ING
       Verzekeringen N.V. and ING Groep N.V., and
       KPMG Accountants N.V., being responsible for
       auditing the financial statements of ING Bank
       N.V. and its subsidiaries. In connection herewith,
       Ernst & Young Accountants was appointed Auditor
       of ING Groep N.V. in the 2004 shareholders
       meeting with the assignment to audit the financial
       statements for the financial years 2004 to
       2007. As discussed in the 2004 Shareholders
       meeting, the performance of the External Auditors
       will be evaluated in 2007, prior to a proposal
       to the 2008 shareholders  meeting for the next
       Auditor s appointment. The main conclusions
       of this evaluation will be shared with the
       general meeting of shareholders. Prior to this
       evaluation, the Supervisory Board and the Executive
       Board have come to the conclusion that it is
       more efficient that the financial audit of
       ING Groep N.V. and its subsidiaries is being
       assigned to one single audit firm, instead
       of being shared between two firms. Accordingly,
       both Ernst & Young and KPMG will be invited
       to tender for the financial auditing of ING
       Groep N.V and all of its subsidiaries in 2007.
       On the basis of this tender, a candidate will
       be selected to be proposed in the 2008 shareholders
       meeting for appointment.

       Binding Nominations for the Executive Board:              Non-Voting    No vote
       Elect One of Two Candidates from resolutions
       9AI vs 9AII, and  9BI vs 9BII. Please note
       a  FOR  vote will be to elect the candidate
       and a  AGAINST  vote will be to NOT elect the
       candidate.

9ai    Appointment of Mr.John C.R. Hele as a new Member          Mgmt          For                            For
       of the Executive Board in accordance with Article
       19, Paragraph 2 of the Articles of Association.

9aii   Appointment of Mr. Hans van Kempen as a new               Mgmt          Against                        Against
       Member of the Executive Board as the legally
       required second candidate in accordance with
       Article 19, Paragraph 2 of the Articles of
       Association.

9bi    Appointment of Mr. Koos Timmermans as a new               Mgmt          For                            For
       Member of the Executive Board in accordance
       with Article 19, Paragraph 2 of the Articles
       of Association.

9bii   Appointment of Mr. Hugo Smid as a new Member              Mgmt          Against                        Against
       of the Executive Board as the legally required
       second candidate in accordance with Article
       19, Paragraph 2 of the Articles of Association.

       Binding Nominations for the Supervisory Board:            Non-Voting    No vote
       Elect One of Two Candidates from resolutions
       10AI vs 10AII, 10BI vs10BII, 10CI vs 10CII,
       10DI vs 10DII, 10EI vs10EII. Please note a
       FOR  vote will be to elect the candidate and
       a  AGAINST  vote will be to NOT elect the candidate.

10ai   Re-appointment of Mr. Claus Dieter Hoffmann               Mgmt          For                            For
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

10aii  Re-appointment of Mr. Gerrit Broekers to the              Mgmt          Against                        Against
       Supervisory Board in accordance with Article
       25 Paragraph 2 of the Articles of Association.

10bi   Re-appointment of Mr. Wim Kok as a Member to              Mgmt          For                            For
       the Supervisory Board in accordance with Article
       25 Paragraph 2 of the Articles of Association.

10bii  Re-appointment of Mr. Cas Jansen as a Member              Mgmt          Against                        Against
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

10ci   Appointment of Mr. Henk W. Breukink as a Member           Mgmt          For                            For
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

10cii  Appointment of Mr. Peter Kuys as a Member to              Mgmt          Against                        Against
       the Supervisory Board in accordance with Article
       25 Paragraph 2 of the Articles of Association.

10di   Appointment of Mr. Peter A.F.W. Elverding as              Mgmt          For                            For
       a new Member to the Supervisory Board in accordance
       with Article 25 Paragraph 2 of the Articles
       of Association.

10dii  Appointment of Mr. Willem Dutilh as a new Member          Mgmt          Against                        Against
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

10ei   Appointment of Mr. Piet Hoogendoorn as a new              Mgmt          For                            For
       Member to the Supervisory Board in accordance
       with Article 25 Paragraph 2 of the Articles
       of Association.

10eii  Appointment of Mr. Jan Kuijper as a new Member            Mgmt          Against                        Against
       to the Supervisory Board in accordance with
       Article 25 Paragraph 2 of the Articles of Association.

11.a   Authorization  to issue ordinary shares with              Mgmt          For                            For
       or without preferential rights: it is proposed
       that the Executive Board be appointed as the
       Corporate body that will be authorized, upon
       approval of the Supervisory Board, to issue
       ordinary shares, to grant the right to take
       up such shares and to restrict or exclude preferential
       rights of shareholders. This authority applies
       to the period ending on 24 OCT 2008       subject
       to extension by the general meeting: i) for
       a total of 220,000,000 ordinary shares, plus
       ii) for a total of 220,000,000 ordinary shares,
       only if these shares are issued in connection
       with the take-over of a business or Company
       of shareholders.

11.b   Authorization to issue preference B shares with           Mgmt          For                            For
       or without preferential rights: it is proposed
       that the Executive Board be appointed as the
       Corporate body that will be authorised, upon
       approval of the Supervisory Board, to issue
       preference B shares and to grant the right
       to take up such shares with or without preferential
       rights of shareholders. This authority applies
       to the  period ending on 24 October 2008       subject
       to extension by the general meeting of shareholders)
       for 10,000,000 preference B shares with a nominal
       value of EUR 0.24 each, provided these are
       issued for a price per share that is not below
       the highest price per depositary receipt for
       an ordinary share, listed on the Euronext Amsterdam
       Stock Exchange, on the date preceding the date
       on which the issue of preference B shares of
       the relevant series is announced. This authorisation
       will only be used if and when ING Groep N.V.
       is obliged to convert the ING Perpetuals III
       into shares pursuant to the conditions of the
       ING Perpetuals III.

12.a   Authorization to acquire ordinary shares or               Mgmt          For                            For
       depositary receipts for ordinary shares in
       the Company s own capital: it is proposed that
       the Executive Board be authorized for a period
       ending on 24 October 2008, to acquire in the
       name of the Company fully paid-up ordinary
       shares in the capital of the Company or depositary
       receipts for such shares. This authorization
       is subject to the maximum set by the law and
       by the Articles of Association and applies
       for each manner of acquisition of ownership
       for which the law requires an authorization
       like the present one. The purchase price per
       share shall not be less than one eurocent and
       not higher than the highest price at which
       the depositary receipts for the Company s ordinary
       shares are traded on the Euronext Amsterdam
       Stock Market on the date on which the purchase
       contract is concluded or the preceding day
       on which this stock market is open.

12.b   Authorization to acquire preference A shares              Mgmt          For                            For
       or depositary receipts for preference A shares
       in the Company s own capital: it is proposed
       that the Executive Board be authorized for
       a period ending on 24 OCT 2008, to acquire
       in the name of the Company fully paid-up preference
       A shares in the capital of the Company or depositary
       receipts for such shares. This authorization
       is subject to the maximum set by the law and
       by the Articles of Association and applies
       for each manner of acquisition of ownership
       for which the law requires an authorization
       like the present one. The purchase price per
       share shall not be less than 1 eurocent and
       not higher than 130% of the amount including
       share premium, that is paid on such a share,
       or 130% of the highest price at which the depositary
       receipts for the Company s preference A shares
       are traded on the Euronext Amsterdam Stock
       market on the date on which the purchase contract
       is concluded or the preceding day on which
       this stock market is open.

13.    Cancellation of       depositary receipts for preference      Mgmt          For                            For
       A shares which are held by ING Groep N.V.:
       it is proposed to cancel all such preference
       A shares 1) as the Company may own on 24 APR
       2007 or may acquire subsequently in the period
       until 24 OCT 2008, or 2) for which the Company
       owns the depositary receipts on 24 APR 2007
       or may acquire the depositary receipts subsequently
       in the period until 24 OCT 2008. the above-mentioned
       cancellation will be effected repeatedly, each
       time the Company holds preference A shares
       or depositary receipts thereof, and will each
       time become effective on the date on which
       all of the following conditions are met: 1)
       the Executive Board has indicated in a Board
       resolution which preference A shares will be
       cancelled and such resolution was filed together
       with this present resolution with the commercial
       register; 2) the preference A shares to be
       cancelled or the depositary receipts for such
       shares are continued to be held by the Company
       on the effective date of the concellation;
       3) the requirements of Section 100, Paragraph
       5 of Book 2 of the Dutch Civil Code have been
       met.

14.    Any other business and conclusion.                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INTEL CORPORATION                                                                           Agenda Number:  932667009
--------------------------------------------------------------------------------------------------------------------------
        Security:  458140100
    Meeting Type:  Annual
    Meeting Date:  16-May-2007
          Ticker:  INTC
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: CRAIG R. BARRETT                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: CHARLENE BARSHEFSKY                 Mgmt          Against                        Against

1C     ELECTION OF DIRECTOR: SUSAN L. DECKER                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR: D. JAMES GUZY                       Mgmt          For                            For

1E     ELECTION OF DIRECTOR: REED E. HUNDT                       Mgmt          For                            For

1F     ELECTION OF DIRECTOR: PAUL S. OTELLINI                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JAMES D. PLUMMER                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: DAVID S. POTTRUCK                   Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JANE E. SHAW                        Mgmt          For                            For

1J     ELECTION OF DIRECTOR: JOHN L. THORNTON                    Mgmt          For                            For

1K     ELECTION OF DIRECTOR: DAVID B. YOFFIE                     Mgmt          For                            For

02     RATIFICATION OF SELECTION OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM

03     AMENDMENT AND EXTENSION OF THE 2006 EQUITY INCENTIVE      Mgmt          For                            For
       PLAN

04     APPROVAL OF THE 2007 EXECUTIVE OFFICER INCENTIVE          Mgmt          For                            For
       PLAN

05     STOCKHOLDER PROPOSAL REQUESTING LIMITATION ON             Shr           Against                        For
       EXECUTIVE COMPENSATION




--------------------------------------------------------------------------------------------------------------------------
 INVESTOR AB, STOCKHOLM                                                                      Agenda Number:  701146359
--------------------------------------------------------------------------------------------------------------------------
        Security:  W48102128
    Meeting Type:  OGM
    Meeting Date:  27-Mar-2007
          Ticker:
            ISIN:  SE0000107419
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

1.     Elect Mr. Jacob Wallenberg as the Chairman of             Mgmt          For                            For
       the Meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda                                        Mgmt          For                            For

4.     Elect 2 persons to attest to the accuracy of              Mgmt          For                            For
       the minutes

5.     Approve to decide whether proper notice of the            Mgmt          For                            For
       meeting has been made

6.     Receive the annual report and the Auditors                Mgmt          Abstain                        Against
       report, as well as of the consolidated financial
       statements and the Auditors  report for the
       Investor Group

7.     Approve the President s address                           Mgmt          Abstain                        Against

8.     Receive the report on the work of the Board               Mgmt          Abstain                        Against
       of Directors, the Remuneration Committee, the
       Audit Committee and the Finance and Risk Committee

9.     Adopt the income statement and the balance sheet          Mgmt          For                            For
       for the parent Company, as well as of the consolidated
       income statement and the consolidated balance
       sheet for the Investor Group

10.    Grant discharge from liability of the Members             Mgmt          For                            For
       of the Board of Directors and the President

11.    Approve the disposition of Investor s earnings            Mgmt          For                            For
       in accordance with the balance sheet and determination
       of a record date for dividends       ordinary dividend
       to the shareholders of SEK 4.50 per share

12.    Approve the number of Members of the Board of             Mgmt          For                            For
       Directors at 10 and no Deputy Members of the
       Board of Directors

13.    Approve the total compensation to the Board               Mgmt          For                            For
       of Directors of SEK 6,937,500 to be divided
       as follows: SEK 1,875,000 to the Chairman of
       the Board of Directors, SEK 500,000 to each
       of the other Members of the Board of Directors
       not employed in Investor and a total of SEK
       1,062,500 for work in the committees of the
       Board of Directors and approve the Auditors
       fess to be paid upon their invoice

14.    Re-elect Mr. Sune Carlsson, Mr. Borje Ekholm,             Mgmt          For                            For
       Mr. Sirkka Hamalainen, Mr. Hakan Mogren, Mr.
       Grace Reksten Skaugen, Mr. Anders Scharp, Mr.
       O. Griffith Sexton, Mr. Jacob Wallenberg and
       Mr. Peter Wallenberg Jr. as the Members of
       the Board of Directors; elect Mr. Lena Treschow
       Torell as new Member of the Board of Directors;
       re-elect Mr. Jacob Wallenberg as the Chairman
       of the Board of Directors

15.    Elect the registered auditing Company KPMG Bohlins        Mgmt          For                            For
       AB as the Auditors for the period until the
       end of the AGM 2011 with the authorized Auditor
       Carl Lindgren as the auditor in charge until
       further notice

16.    Authorize the Board of Directors to attain a              Mgmt          For                            For
       remuneration system for the President, the
       Management and other employees which is in
       line with market conditions and competitive
       and thereby interesting for the qualified circle
       of employees that Investor wants to attract
       and retain with previous remuneration principles
       and based on agreements already entered into
       between Investor and each executive; a) the
       Management and executives refer to the President
       and the other members of the Management       as
       specified; b) long-term Variable Remuneration
       Program 2007       as specified

17.    Authorize the Board of Directors during the               Mgmt          For                            For
       period until the next AGM, to decide on: i)
       purchase of Investor s shares on Stockholmsborsen
       and purchase in accordance with purchase offerings
       to shareholders, respectively, ii) transfer
       of Investor s shares on Stockholmsborsen, or
       in a manner other than on Stockholmsborsen
       including the right to decide on waiver of
       the shareholders  preferential rights and that
       payment may be effected other than in cash,
       repurchases may take place so that Investor
       s holding amounts to a maximum of 1/10 of all
       the shares in the Company and transfer of investor
       s shares in the maximum number of 700,000,
       to the employees in accordance with the longterm
       variable remuneration program described in
       item 16B, the number of shares has been calculated
       with a certain margin for share price changes
       up to the measurement period after the 2007
       AGM, and repurchase option is to give the Board
       of Directors wider freedom of action in the
       work with investor s capital structure and,
       in accordance with what is described above,
       to give investor the possibility to transfer
       shares to the employees and secure the associated
       costs under the long-term variable remuneration
       program

18.    Approve to decreases its holding in the subsidiary        Mgmt          For                            For
       EQT Partners AB       the Company from 67 to 31
       % of the share capital by a sale of 36 % of
       the shares to a Company over which employees
       in the Company have a controlling influence,
       employees in the Company already hold, through
       a Company, the 33 % of the shares of the Company
       which are not held by Investor, the purchase
       price for the 36 % of the shares in the Company,
       by the AGM, will be sold, amounts to 31.2 million
       euro       approximately SEK 290 million and the
       purchase price has been established on the
       basis of Investor s own assessments and negotiations
       with representatives of the buyer and the fairness
       of the purchase price has also been confirmed
       by independent fairness opinions.

19.    Approve the Nomination Committee       as specified               Mgmt          For                            For

20.    Approve the conclusion of the meeting                     Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 JPMORGAN CHASE & CO.                                                                        Agenda Number:  932660120
--------------------------------------------------------------------------------------------------------------------------
        Security:  46625H100
    Meeting Type:  Annual
    Meeting Date:  15-May-2007
          Ticker:  JPM
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CRANDALL C. BOWLES                                        Mgmt          For                            For
       STEPHEN B. BURKE                                          Mgmt          For                            For
       JAMES S. CROWN                                            Mgmt          For                            For
       JAMES DIMON                                               Mgmt          For                            For
       ELLEN V. FUTTER                                           Mgmt          For                            For
       WILLIAM H. GRAY, III                                      Mgmt          For                            For
       LABAN P. JACKSON, JR.                                     Mgmt          For                            For
       ROBERT I. LIPP                                            Mgmt          For                            For
       DAVID C. NOVAK                                            Mgmt          For                            For
       LEE R. RAYMOND                                            Mgmt          For                            For
       WILLIAM C. WELDON                                         Mgmt          For                            For

02     APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC              Mgmt          For                            For
       ACCOUNTING FIRM

03     STOCK OPTIONS                                             Shr           Against                        For

04     PERFORMANCE-BASED RESTRICTED STOCK                        Shr           For                            Against

05     EXECUTIVE COMPENSATION APPROVAL                           Shr           For                            Against

06     SEPARATE CHAIRMAN                                         Shr           Against                        For

07     CUMULATIVE VOTING                                         Shr           For                            Against

08     MAJORITY VOTING FOR DIRECTORS                             Shr           Against                        For

09     POLITICAL CONTRIBUTIONS REPORT                            Shr           Against                        For

10     SLAVERY APOLOGY REPORT                                    Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 LLOYDS TSB GROUP PLC                                                                        Agenda Number:  701193865
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5542W106
    Meeting Type:  AGM
    Meeting Date:  09-May-2007
          Ticker:
            ISIN:  GB0008706128
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and of the Auditors for the YE 31
       DEC 2006

2.     Receive the Director s remuneration report contained      Mgmt          For                            For
       in the report contained in the report and accounts

3.a    Re-elect Mr. W. C. G. Berndt as a Director,               Mgmt          For                            For
       who retire under Article 82 of the Articles
       of Association

3.b    Re-elect Mr. Ewan Brown as a Director, who retire         Mgmt          For                            For
       under Article 82 of the Articles of Association

3.c    Re-elect Mr. J. E. Daniels as a Director, who             Mgmt          For                            For
       retire under Article 82 of the Articles of
       Association

3.d    Re-elect Mrs. H. A. Weir as a Director, who               Mgmt          For                            For
       retire under Article 82 of the Articles of
       Association

4.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

5.     Authorize the Audit Committee to set the remuneration     Mgmt          For                            For
       of the Auditors

6.     Authorize the Directors by Article 9.2 of the             Mgmt          For                            For
       Company s Articles of Association be renewed
       for the period ending on the day of the AGM
       in 2008 or on 08 AUG 2008, whichever is the
       earlier, and for that period the Section 80
       amount shall be GBP 361,722,975

S.7    Approve, subject to the passing of Resolution             Mgmt          For                            For
       6, to renew the power conferred on the Directors
       by Article 9.3 of the Company s Articles of
       Association be renewed for the period mentioned
       in that resolution and for that period the
       Section 89 amount shall be GBP 71,468,846

S.8    Authorize the Company, for the purpose of Section         Mgmt          For                            For
       163 of the Companies Act 1985, to make market
       purchases       Section 163 of up to 571,750,770
       ordinary shares of 25p each in the capital
       of the Company, at a minimum price of 25p and
       up to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days;       Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 08 NOV 2008; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry

9.     Approve the draft rules of the Lloyds TSB Group           Mgmt          For                            For
       Sharesave Scheme 2007 and authorize the Directors
       to: (a) cause the Rules to be adopted in, or
       substantially in, the form of the draft Rules;
       and (b) do all Acts and things necessary or
       expedient to operate the Scheme

10.    Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Companies Act 2006
       and the Articles of Association of the Company,
       to send, convey or supply all types of notices,
       documents or information to the members in
       electronic form and to make such notices, documents
       or information available on a website

S.11   Approve and adopt, subject to the passing of              Mgmt          For                            For
       Resolution 10, Articles 2      Interpretation;
       69.1, 69.2, 85, 95, 120, 134      Authentication;
       89      Convening of meetings of Directors; 127,
       128      Communication with Members; 130 and 131      Joint
       holders and incapacitated Members; as the
       new Articles of Association of the Company
       in substitution for, and to the exclusion of,
       the existing Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 LOTTOMATICA SPA                                                                             Agenda Number:  701180577
--------------------------------------------------------------------------------------------------------------------------
        Security:  T6326Y108
    Meeting Type:  OGM
    Meeting Date:  23-Apr-2007
          Ticker:
            ISIN:  IT0003990402
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action                      *
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2007.  CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No Action                      *
       YOU.

O.1    Approve the balance sheet as of 31 DEC 2006               Mgmt          No Action
       and the profit allocation; resolutions related
       thereto

O.2    Approve a new Stock Option Plan reserved to               Mgmt          No Action
       Lottomatica S.P.A employees and/or to employees
       of subsidiaries, to empower the Board of Directors
       for the execution; resolutions related thereto

O.3    Approve the new Plan of shares allocation reserved        Mgmt          No Action
       to Lottomatica S.P.A employees and/or to employees
       of subsidiaries, to empower the Board of Directors
       for the execution; resolutions related threto

O.4    Approve to postpone External Auditors  term               Mgmt          No Action
       of office as per Legislative Decree 29 DEC
       2006, No. 303, Article 8

E.1    Amend the Articles of the By-Laws: Article 13             Mgmt          No Action
             Board of Directors appointing, Article 20
             Internal Auditors  appointing, composition
       and requirements; resolutions related thereto

E.2    Approve to empower the Board of Directors as              Mgmt          No Action
       per Article 2443 of the Civil Code, for a bonus
       issue to be run in 1 or more instatements,
       by issuing ordinary shares to be assigned to
       Lottomatica S.P.A employees and/or to employees
       of subsidiaries, as per Article 2349 of the
       Civil Code; and amend Article 5 of the By-Law
       accordingly; resolutions related thereto

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No Action                      *
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LOWE'S COMPANIES, INC.                                                                      Agenda Number:  932687152
--------------------------------------------------------------------------------------------------------------------------
        Security:  548661107
    Meeting Type:  Annual
    Meeting Date:  25-May-2007
          Ticker:  LOW
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID W. BERNAUER                                         Mgmt          For                            For
       LEONARD L. BERRY                                          Mgmt          For                            For
       DAWN E. HUDSON                                            Mgmt          For                            For
       ROBERT A. NIBLOCK                                         Mgmt          For                            For

02     TO APPROVE AN AMENDMENT TO THE LOWE S COMPANIES           Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN - STOCK OPTIONS
       FOR EVERYONE - TO INCREASE THE NUMBER OF SHARES
       AUTHORIZED FOR ISSUANCE UNDER THE PLAN.

03     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT ACCOUNTANTS.

04     SHAREHOLDER PROPOSAL ESTABLISHING MINIMUM SHARE           Shr           Against                        For
       OWNERSHIP REQUIREMENTS FOR DIRECTOR NOMINEES.

05     SHAREHOLDER PROPOSAL REQUESTING ANNUAL REPORT             Shr           Against                        For
       ON WOOD PROCUREMENT.

06     SHAREHOLDER PROPOSAL REGARDING ANNUAL ELECTION            Shr           For                            Against
       OF EACH DIRECTOR.

07     SHAREHOLDER PROPOSAL REGARDING EXECUTIVE SEVERANCE        Shr           For                            Against
       AGREEMENTS.

08     SHAREHOLDER PROPOSAL REGARDING EXECUTIVE COMPENSATION     Shr           For                            Against
       PLAN.




--------------------------------------------------------------------------------------------------------------------------
 MARRIOTT INTERNATIONAL, INC.                                                                Agenda Number:  932646500
--------------------------------------------------------------------------------------------------------------------------
        Security:  571903202
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2007
          Ticker:  MAR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: J.W. MARRIOTT, JR.                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHN W. MARRIOTT III                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: RICHARD S. BRADDOCK                 Mgmt          For                            For

1D     ELECTION OF DIRECTOR: LAWRENCE W. KELLNER                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DEBRA L. LEE                        Mgmt          For                            For

1F     ELECTION OF DIRECTOR: FLORETTA DUKES MCKENZIE             Mgmt          For                            For

1G     ELECTION OF DIRECTOR: GEORGE MUNOZ                        Mgmt          For                            For

1H     ELECTION OF DIRECTOR: STEVEN S REINEMUND                  Mgmt          For                            For

1I     ELECTION OF DIRECTOR: HARRY J. PEARCE                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: WILLIAM J. SHAW                     Mgmt          For                            For

1K     ELECTION OF DIRECTOR: LAWRENCE M. SMALL                   Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF INDEPENDENT            Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM




--------------------------------------------------------------------------------------------------------------------------
 METSO CORPORATION                                                                           Agenda Number:  701136562
--------------------------------------------------------------------------------------------------------------------------
        Security:  X53579102
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2007
          Ticker:
            ISIN:  FI0009007835
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE. THANK YOU

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve to pay a dividend of EUR 1.50 per share           Mgmt          For                            For

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          Against                        Against

1.5    Approve the remuneration of the Auditor(s)                Mgmt          For                            For

1.6    Approve the number of Board Members                       Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor(s)                                      Mgmt          For                            For

2.     Amend the Articles of Association                         Mgmt          For                            For

3.     Authorize the Board to decide on repurchase               Mgmt          For                            For
       of Company s own shares

4.     Authorize the Board to decide on share issue              Mgmt          For                            For

5.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Elect the Nomination Committee




--------------------------------------------------------------------------------------------------------------------------
 MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AKTIENGESELLSCHAFT IN MUENCHEN, MUENC            Agenda Number:  701176629
--------------------------------------------------------------------------------------------------------------------------
        Security:  D55535104
    Meeting Type:  OGM
    Meeting Date:  26-Apr-2007
          Ticker:
            ISIN:  DE0008430026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1A.    Submission of the report of the Supervisory               Non-Voting    No vote
       Board and the corporate governance report including
       the remuneration report for the FY 2006

1B.    Submission of the adopted Company financial               Non-Voting    No vote
       statements and management report for the FY
       2006, the approved consolidated financial statements
       and management report for the Group for the
       FY 2006

2.     Resolution on the appropriation of the net retained       Mgmt          For                            For
       profits from the FY 2006

3.     Resolution to approve the actions of the Board            Mgmt          For                            For
       of Management

4.     Resolution to approve the actions of the Supervisory      Mgmt          For                            For
       Board

5.     Authorisation to buy back and use own shares              Mgmt          For                            For

6.     Authorisation to buy back own shares using derivatives    Mgmt          For                            For

7.     Amendment to Article 2 of the Articles of Association     Mgmt          For                            For
       [Pubic announcements and information]

8.     Amendment to Article 8 Paragraph 1 of the Articles        Mgmt          For                            For
       of Association [Chair of the AGM]

9.     Approval of domination and profit-transfer agreement      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL BANK OF GREECE                                                                     Agenda Number:  701233582
--------------------------------------------------------------------------------------------------------------------------
        Security:  X56533114
    Meeting Type:  OGM
    Meeting Date:  25-May-2007
          Ticker:
            ISIN:  GRS003013000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Board of Directors and the Auditors           Mgmt          No Action
       reports on the annual financial statements
       for the year 2006

2.     Approve the annual financial statements regarding         Mgmt          No Action
       the year 2006; the profit appropriation and
       dividend payment

3.     Grant discharge of the Board of Director Members          Mgmt          No Action
       and the Auditor s from any liability for indemnity
       of the Management and the annual financial
       statements for the FY 2006

4.     Approve the Board of Directors received remuneration      Mgmt          No Action
       for the FY 2005, according to Article 24 Paragraph
       2 of Code Law 2190/1920; the agreements and
       fees of the Managing Directors and the Assistant
       Managing Director; the determination of the
       fees of the Non Executive Members of the Board
       of Director until the next OGM on 2008

5.     Grant permission, according to Article 23 paragraph       Mgmt          No Action
       1 of the Code Law 2190/1920 and to Article
       30 of the Banks Articles of Association, to
       the Board Members, General Managers and Managers,
       for their participation in Board of Directors
       or Management of the Banks Group of Companies,
       pursuing the same or similar business goal

6.     Approve the program for the purchase of the               Mgmt          No Action
       Banks own shares according to Article 16 Paragraph
       5 of Code Law 2190/1920

7.     Approve the adjustment to Articles 4 and 39               Mgmt          No Action
       of the Banks Articles of Association regarding
       the share capital, due to the increase as a
       result from the exercised pre-emptive rights;
       amend Articles 18 and 24       Board of Directors
       and representation of the Banks Articles of
       Association

8.     Approve the Stock Option Scheme according to              Mgmt          No Action
       Article 13 Paragraph 9 of the Code Law 2190/1920,
       as currently in force, to the Executive Members
       of the Board of Directors, Managers and personnel
       and to associated Companies

9.     Approve bonus shares to the personnel, according          Mgmt          No Action
       to Article 16 Paragraph 2 of the Code Law 2190/1920,
       deriving from the share capital increase, issuance
       of new shares with nominal value EUR 5 per
       share, with capitalization of profits; amend
       Articles 4 and 39 of the Bank s Articles of
       Association

10.    Approve the session of the Banks Storehouse               Mgmt          No Action
       Branch and contribution to the subsidiary Company
       National Consultancy Business Holdings S. A.;
       the session contract terms; determination of
       the Banks representative, in order to sign
       the contract or any other relevant deed for
       the completion of the absorbtion; the session
       deed operating permission of General Storehouse
       according to Article 17 of the Law 3077/1954

11.    Ratify the election of new Members of the Board           Mgmt          No Action
       of Directors in replacement of resigned Members
       and a deceased Member

12.    Elect new Board of Directors and approve the              Mgmt          No Action
       determination of the Independent Non-Executive
       Members

13.    Elect the regular and substitute Certified Auditors       Mgmt          No Action
       for the financial statements and the Banks
       Group of Companies consolidated financial statements
       for the year 2007 and approve to determine
       their fees

14.    Miscellaneous announcements                               Non-Voting    No Action                      *

       If quorum is not met on the first call then               Non-Voting    No Action                      *
       a second call will take place which means investors
       will have to resubmit their original votes.
       In the Greek market the agenda Items do not
       change however they take away items of each
       call once they have been passed at the shareholder
       meeting.




--------------------------------------------------------------------------------------------------------------------------
 NESTE OIL                                                                                   Agenda Number:  701148947
--------------------------------------------------------------------------------------------------------------------------
        Security:  X5688A109
    Meeting Type:  AGM
    Meeting Date:  21-Mar-2007
          Ticker:
            ISIN:  FI0009013296
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 360810 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting    No vote
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  SHOULD YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       AT ADP.  THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR
       ADP TO LODGE YOUR VOTE

1.1    Receive the financial statements and statutory            Non-Voting    No vote
       reports

1.2    Receive the Auditor s report                              Non-Voting    No vote

1.3    Receive the Supervisory Board s statement on              Non-Voting    No vote
       financial statements and the Auditor s report

1.4    Approve the financial statements and the statutory        Mgmt          For                            For
       reports

1.5    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.90 per share

1.6    Grant discharge to the Supervisory Board, Board           Mgmt          For                            For
       of Directors and the President

1.7    Approve the remuneration of the Supervisory               Mgmt          Against                        Against
       Board, Board of Directors and the Auditors

1.8    Approve to fix the number of Supervisory Board            Mgmt          For                            For
       Members

1.9    Approve to fix the number of Members of the               Mgmt          For                            For
       Board Directors

1.10   Elect the Supervisory Board Members                       Mgmt          For                            For

1.11   Elect the Members of the Board of Directors               Mgmt          For                            For

1.12   Elect Ernst Young Oy as the Auditor                       Mgmt          For                            For

2.     Amend Articles of Association to comply with              Mgmt          For                            For
       New Finnish Companies Act

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve the Finnish state covering establishment
       of AGM s Nomination Committee

4.     PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve to abolish the Supervisory Board




--------------------------------------------------------------------------------------------------------------------------
 NOKIA CORPORATION                                                                           Agenda Number:  932641497
--------------------------------------------------------------------------------------------------------------------------
        Security:  654902204
    Meeting Type:  Annual
    Meeting Date:  03-May-2007
          Ticker:  NOK
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE INCOME STATEMENTS AND BALANCE             Mgmt          For                            For
       SHEETS.

02     APPROVAL OF A DIVIDEND OF EUR 0.43 PER SHARE.             Mgmt          For                            For

03     APPROVAL OF THE DISCHARGE OF THE CHAIRMAN, THE            Mgmt          For                            For
       MEMBERS OF THE BOARD OF DIRECTORS AND THE PRESIDENT
       FROM LIABILITY.

04     APPROVAL OF THE AMENDMENT OF THE ARTICLES OF              Mgmt          For                            For
       ASSOCIATION.

05     APPROVAL OF THE REMUNERATION TO BE PAID TO THE            Mgmt          For                            For
       MEMBERS OF THE BOARD.

06     APPROVAL OF THE COMPOSITION OF THE BOARD OF               Mgmt          For                            For
       DIRECTORS.

07     DIRECTOR
       GEORG EHRNROOTH                                           Mgmt          For                            For
       LALITA D. GUPTE                                           Mgmt          For                            For
       DANIEL R. HESSE                                           Mgmt          For                            For
       DR. BENGT HOLMSTROM                                       Mgmt          For                            For
       DR. HENNING KAGERMANN                                     Mgmt          For                            For
       OLLI-PEKKA KALLASVUO                                      Mgmt          For                            For
       PER KARLSSON                                              Mgmt          For                            For
       JORMA OLLILA                                              Mgmt          For                            For
       DAME MARJORIE SCARDINO                                    Mgmt          For                            For
       KEIJO SUILA                                               Mgmt          For                            For
       VESA VAINIO                                               Mgmt          For                            For

08     APPROVAL OF THE REMUNERATION TO BE PAID TO THE            Mgmt          For                            For
       AUDITOR.

09     APPROVAL OF THE RE-ELECTION OF PRICEWATERHOUSECOOPERS     Mgmt          For                            For
       OY AS THE AUDITORS FOR FISCAL YEAR 2007.

10     APPROVAL OF THE GRANT OF STOCK OPTIONS TO SELECTED        Mgmt          For                            For
       PERSONNEL.

11     APPROVAL OF THE REDUCTION OF THE SHARE ISSUE              Mgmt          For                            For
       PREMIUM.

12     APPROVAL OF THE PROPOSAL OF THE BOARD ON THE              Mgmt          For                            For
       RECORDING OF THE SUBSCRIPTION PRICE FOR SHARES
       ISSUED BASED ON STOCK OPTIONS

13     APPROVAL OF THE AUTHORIZATION TO THE BOARD ON             Mgmt          For                            For
       THE ISSUANCE OF SHARES AND SPECIAL RIGHTS ENTITLING
       TO SHARES.

14     AUTHORIZATION TO THE BOARD TO REPURCHASE NOKIA            Mgmt          For                            For
       SHARES.

15     MARK THE  FOR  BOX IF YOU WISH TO INSTRUCT NOKIA          Mgmt          Abstain
       S LEGAL COUNSELS TO VOTE IN THEIR DISCRETION
       ON YOUR BEHALF ONLY UPON ITEM 15  *NOTE* VOTING
       OPTIONS FOR PROPS 5-6, 8-9 ARE  FOR  OR  ABSTAIN




--------------------------------------------------------------------------------------------------------------------------
 OCCIDENTAL PETROLEUM CORPORATION                                                            Agenda Number:  932652135
--------------------------------------------------------------------------------------------------------------------------
        Security:  674599105
    Meeting Type:  Annual
    Meeting Date:  04-May-2007
          Ticker:  OXY
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: SPENCER ABRAHAM                     Mgmt          Against                        Against

1B     ELECTION OF DIRECTOR: RONALD W. BURKLE                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN S. CHALSTY                     Mgmt          Against                        Against

1D     ELECTION OF DIRECTOR: EDWARD P. DJEREJIAN                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: R. CHAD DREIER                      Mgmt          Against                        Against

1F     ELECTION OF DIRECTOR: JOHN E. FEICK                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: RAY R. IRANI                        Mgmt          For                            For

1H     ELECTION OF DIRECTOR: IRVIN W. MALONEY                    Mgmt          Against                        Against

1I     ELECTION OF DIRECTOR: RODOLFO SEGOVIA                     Mgmt          Against                        Against

1J     ELECTION OF DIRECTOR: AZIZ D. SYRIANI                     Mgmt          For                            For

1K     ELECTION OF DIRECTOR: ROSEMARY TOMICH                     Mgmt          Against                        Against

1L     ELECTION OF DIRECTOR: WALTER L. WEISMAN                   Mgmt          For                            For

02     RATIFICATION OF SELECTION OF KPMG AS INDEPENDENT          Mgmt          For                            For
       AUDITORS.

03     APPROVAL OF AMENDMENT TO 2005 LONG-TERM INCENTIVE         Mgmt          Against                        Against
       PLAN.

04     SCIENTIFIC REPORT ON GLOBAL WARMING.                      Shr           Against                        For

05     ADVISORY VOTE TO RATIFY EXECUTIVE COMPENSATION.           Shr           For                            Against

06     PERFORMANCE-BASED STOCK OPTIONS.                          Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 OUTOKUMPU OYJ                                                                               Agenda Number:  701160448
--------------------------------------------------------------------------------------------------------------------------
        Security:  X61161109
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2007
          Ticker:
            ISIN:  FI0009002422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE. THANK YOU

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

1.1    Adopt the accounts                                        Mgmt          For                            For

1.2    Approve the actions on profit or loss to pay              Mgmt          For                            For
       a dividend of EUR 1.10 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          Against                        Against

1.5    Approve the remuneration of the Auditor      s                    Mgmt          Against                        Against

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          For                            For

1.8    Elect the Auditor      s                                          Mgmt          For                            For

2.     Approve By Finnish Ministry of trade and industry         Mgmt          Against                        Against
       to establish a Nomination Committee

3.     Amend Articles of Association                             Mgmt          For                            For

4.     Authorize the Board to decide on acquiring Company        Mgmt          For                            For
       s own shares

5.     Authorize the Board to decide on share issue              Mgmt          For                            For
       and granting special rights entitling to Company
       s own shares




--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF SCOTLAND GROUP PLC                                                            Agenda Number:  701175994
--------------------------------------------------------------------------------------------------------------------------
        Security:  G76891111
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2007
          Ticker:
            ISIN:  GB0007547838
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts for the FYE 31 DEC 2006              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       thereon

2.     Approve the remuneration report contained within          Mgmt          For                            For
       the report and accounts for the FYE 31 DEC
       2006

3.     Declare a final dividend on the ordinary shares           Mgmt          For                            For

4.     Re-elect Mr. L.K. Fish as a Director                      Mgmt          For                            For

5.     Re-elect Sir. Fred Goodwin as a Director                  Mgmt          For                            For

6.     Re-elect Mr. A.S. Hunter as a Director                    Mgmt          For                            For

7.     Re-elect Mr. C.J. Koch as a Director                      Mgmt          For                            For

8.     Re-elect Mr. J.P. MacHale as a Director                   Mgmt          For                            For

9.     Re-elect Mr. G.F. Pell as a Director                      Mgmt          For                            For

10.    Re-appoint Deloitte and Touche LLP as the Auditors        Mgmt          For                            For

11.    Authorize the Audit Committee to fix the remuneration     Mgmt          For                            For
       of the Auditors

12.    Grant authority a bonus issue                             Mgmt          For                            For

13.    Approve to renew the Directors  authority to              Mgmt          For                            For
       allot ordinary shares

S.14   Approve to renew the Directors  authority to              Mgmt          For                            For
       allot shares on non-pre-emptive basis

S.15   Approve to allow the purchase of its own shares           Mgmt          For                            For
       by the Company

16.    Approve the 2007 Executive Share Option Plan              Mgmt          For                            For

17.    Approve the 2007 Sharesave Plan                           Mgmt          For                            For

18.    Approve to use the Company s website as a means           Mgmt          For                            For
       of communication in terms of the Companies
       Act 2006




--------------------------------------------------------------------------------------------------------------------------
 ROYAL DUTCH SHELL PLC, LONDON                                                               Agenda Number:  701206016
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7690A118
    Meeting Type:  AGM
    Meeting Date:  15-May-2007
          Ticker:
            ISIN:  GB00B03MM408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors and Auditors report together        Mgmt          For                            For
       with the Company s annual account for YE 2006

2.     Adopt the remuneration report for the YE 2006             Mgmt          For                            For

3.     Appoint Mr. Rijkman Groenink as a Director of             Mgmt          For                            For
       the Company

4.     Re-appoint Mr. Malcolm Brinded as a Director              Mgmt          For                            For
       of the Company

5.     Re-appoint Mr. Linda Cook as a Director of the            Mgmt          For                            For
       Company

6.     Rre-appoint Mr. Maarten Van Den Bergh as a Director       Mgmt          For                            For
       of the Company

7.     Re-appoint Mr. Nina Henderson as a Director               Mgmt          For                            For
       of the Company

8.     Re-apoint Mr. Christine Morin-Postel as a Director        Mgmt          For                            For
       of the Company

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

10.    Authorize the Board to settle the remuneration            Mgmt          For                            For
       of the Auditors for 2007

11.    Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of EUR 150,000,000

12.    Grant authority to issue the equity or equity-linked      Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of EUR 22,000,000

13.    Grant authority to purchase 644,000,000 ordinary          Mgmt          For                            For
       shares for market pruchase

14.    Authorize the Company to make EU political organization   Mgmt          For                            For
       donations up to GBP 200,000 and to incure EU
       political expenditure up to GBP 200,000




--------------------------------------------------------------------------------------------------------------------------
 RWE AG                                                                                      Agenda Number:  701157617
--------------------------------------------------------------------------------------------------------------------------
        Security:  D6629K109
    Meeting Type:  OGM
    Meeting Date:  18-Apr-2007
          Ticker:
            ISIN:  DE0007037129
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 28 MAR 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the approved financial statements         Non-Voting    No vote
       of RWEA Aktiengesellsehaft and the Group for
       the FYE 31 DEC 2006 with the combined review
       of operations of RWE Aktiengesellsehaft and
       the Group, the proposal for the appropriation
       of distributable profit, and the Supervisory
       Board Report for fiscal 2006

2.     Appropriation of distributable profit                     Mgmt          For                            For

3.     Approval of the Acts of the Executive Board               Mgmt          For                            For
       for fiscal 2006

4.     Approval of the Acts of the Supervisory Board             Mgmt          For                            For
       for fiscal 2006

5.     Appointment of Pricewaterhousecoopers AG, as              Mgmt          For                            For
       the Auditors for fiscal 2007

6.     Authorization to implement share buybacks                 Mgmt          For                            For

7.     Amendment of Article 3 of the Articles of Incorporation   Mgmt          For                            For
       [FY, announcements, venue]

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 SAMPO PLC                                                                                   Agenda Number:  701143377
--------------------------------------------------------------------------------------------------------------------------
        Security:  X75653109
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2007
          Ticker:
            ISIN:  FI0009003305
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MULTIPLE BENEFICAL OWNER INFORMATION NOTE:                Non-Voting    No vote
       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

1.1    Receive the accounts                                      Mgmt          Abstain                        Against

1.2    Approve the actions on profit or loss and to              Mgmt          For                            For
       pay a dividend of EUR 1.20 per share

1.3    Grant discharge from liability                            Mgmt          For                            For

1.4    Approve the remuneration of the Board Members             Mgmt          For                            For

1.5    Approve the remuneration of the Auditor      s                    Mgmt          For                            For

1.6    Approve the number of the Board Members                   Mgmt          For                            For

1.7    Elect the Board                                           Mgmt          Against                        Against

1.8    Elect the Auditors      s                                         Mgmt          For                            For

2.     Authorize the Board of Directors to decide on             Mgmt          For                            For
       acquiring Company s own shares

3.     Amend the Articles 4,5,6,7,9,10,11,13,14,15,16,17,19,     Mgmt          For                            For
       20 and 22 of Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 SANDVIK AB                                                                                  Agenda Number:  701177986
--------------------------------------------------------------------------------------------------------------------------
        Security:  W74857165
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2007
          Ticker:
            ISIN:  SE0000667891
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the meeting                                    Mgmt          Abstain                        Against

2.     Elect Mr. Attorney Sven Unger as a Chairman               Mgmt          For                            For
       of the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Elect 1 or 2 persons to countersign the minutes           Mgmt          For                            For

5.     Approve the agenda                                        Mgmt          For                            For

6.     Approve to examine whether or not the meeting             Mgmt          For                            For
       has been duly convened

7.     Receive the annual report, the Auditors  report           Mgmt          Abstain                        Against
       and the Group accounts and the Auditors  report
       for the Group and the speech by the President

8.     Adopt the profit and loss account, balance sheet          Mgmt          For                            For
       and consolidated profit and loss account and
       consolidated balance sheet

9.     Grant discharge from liability of the Board               Mgmt          For                            For
       of Directors and the President for the period
       to which the accounts relate

10.    Approve the allocation of the Company s profit            Mgmt          For                            For
       in accordance with the adopted balance sheet
       and resolution on record day

11.    Approve to determine the number of Directors              Mgmt          For                            For
       at 8 and no Deputies

12.    Approve the fees to the Board and the Auditors:           Mgmt          For                            For
       Board Member not employed by the Company SEK
       425,000, Chairman of the Board SEK 1,275,000,
       Vice Chairman SEK 850,000, Board Member elected
       by the general meeting who is a Member of the
       Audit Committee SEK 100,000, Board Member elected
       by the general meeting who is a Member of the
       Remuneration Committee SEK 50,000, fees to
       the Auditors as invoiced

13.    Re-elect Messrs. Georg Ehnrooth, Sigrun Hjelmquist,       Mgmt          For                            For
       Fredrik Lundberg, Egil Myklebust, Hanne De
       Mora, Anders Nyren, Lars Pettersson and Clas
       Ake Hedstrom as the Board Members; elect Mr.
       Clas Ake Hedstrom as a Chairman of the Board

14.    Approve to have a Nomination Committee comprised          Mgmt          For                            For
       of one representative from each of the 4 largest
       shareholders in terms of votes and the Chairman
       of the Board of Directors       who is to be the
       convening authority; at the formation of the
       Nomination Committee, the shareholding in the
       Company, based on information from VPC AB on
       the last banking day of AUG 2007, is to determine
       which the largest shareholders in terms of
       votes are; the composition of the Nomination
       Committee is to be announced as soon as it
       is appointed; the Chairman of the Nomination
       Committee is to be the member representing
       the largest shareholder in terms of votes;
       the mandate period of the Nomination Committee
       is until the composition of the next Nomination
       Committee is announced; the Nomination Committee
       is to prepare a proposal for the Chairman of
       the Meeting, a proposal for the number of Board
       Members, a proposal for remuneration to Board
       Members and Auditors, a proposal for the Board
       and Chairman of the Board, a proposal for the
       number of Auditors and election of Auditors
       and also a proposal for the appointment of
       a Nomination Committee prior to the AGM 2009
       and its assignment as specified

15.    Approve the guidelines for remuneration to Chief          Mgmt          For                            For
       executives is formulated to ensure that the
       Sandvik Group from a global perspective can
       offer market level and competitive remuneration
       that attracts and retains qualified employees
       in Sandvik s Group Executive Management; the
       remuneration to Group Executive Management
       comprises fixed salary, annual variable salary
       and long-term variable salary; the parts are
       intended to create a well-balanced remuneration
       and benefits program that reflects the individual
       s performance, responsibility and the Groups
       earnings trend; the fixed salary, which is
       individual and differentiated based on the
       individual s responsibility and performance,
       is determined based on market principles and
       is revised annually; receipt of annual variable
       salary is conditional upon fulfillment of goals
       determined annually; the goals are related
       to the Company s earnings and to measurable
       goals within the individual s area of responsibility;
       the maximum payment of annual variable salary
       for Group Executive Management is 50-75% of
       the annual fixed salary; the long-term variable
       salary is conditional upon fulfillment of measurable
       goals, determined by the Board, pertaining
       to certain key figures that create shareholder
       value linked to the Company s growth, profitability
       and capital efficiency during a 3-year period;
       the maximum payment of long-term variable salary
       for Group Executive Management is 45-50% of
       the annual fixed salary; as specified

16     Amend the Articles of Association, so that the            Mgmt          For                            For
       permitted range of the share capital is reduced
       from a minimum of SEK 1,200,000,000 and a maximum
       SEK 4,800,000,000 to a minimum of SEK 700,000,000
       and a maximum of SEK 2,800,000,000 Section
       4; approve the quotient value of the share
             the share capital divided by the number of
       shares is changed by way of a share split,
       so that each share be divided into 2 shares,
       of which 1 is to be named redemption share
       in the VPC system and be redeemed in the manner
       described under Section C; the record day at
       VPC AB the Swedish Central Security Depository
       for implementation of the share split is to
       be 22 MAY 2007; and to reduce the share capital
       for repayment to the shareholders by SEK 711,772,305
             the reduction amount by way of redemption
       of 1,186,287,175 shares, each share with a
       quotient value of SEK 0.60; the shares that
       are to be redeemed are the shares which, after
       implementation of the share split in accordance
       with Section B, are named redemption shares
       in the VPC system, whereby the record day for
       the right to receive redemption shares according
       to Section B, is to be 22 MAY 2007; for each
       redeemed share a redemption price of SEK 3
       is to be paid in cash, of which SEK 2.40 exceeds
       the quotient value of the share; in addition
       to the reduction amount of SEK 711,772,305,
       a total amount of SEK 2,847,089,220 will be
       distributed, by use of the Company s non-restricted
       equity; payment for the redeemed shares is
       to be made as early as possible, however not
       later than 10 banking days after the Swedish
       Companies Registration Office s registration
       of all resolutions pursuant to Sections A D;
       after implementation of the reduction of the
       share capital, the Company s share capital
       will amount to SEK 711,772,305; to increase
       the share capital by way of a bonus issue by
       way of a bonus issue, by SEK 711,772,305 to
       SEK 1,423,544,610 by a transfer of SEK 711,772,305
       from the non-restricted equity; no new shares
       are to be issued in connection with the increase
       of the share capital

17.    Closing of the meeting.                                   Mgmt          Abstain                        Against

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE. THANK YOU

       MARKET RULES REQUIRE THE DISCLOSURE OF BENEFICIAL         Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER TO LODGE YOUR
       VOTE.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SECURITAS AB                                                                                Agenda Number:  701166375
--------------------------------------------------------------------------------------------------------------------------
        Security:  W7912C118
    Meeting Type:  AGM
    Meeting Date:  17-Apr-2007
          Ticker:
            ISIN:  SE0000163594
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting    No vote
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE.  THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          Abstain                        Against

2.     Elect Mr. Melker Schorling as a Chairman of               Mgmt          For                            For
       the meeting

3.     Approve the drawing up and approve the voting             Mgmt          For                            For
       list

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 1 or 2 person(s) to approve the minutes             Mgmt          For                            For

6.     Approve to determine the compliance with the              Mgmt          For                            For
       rules of convocation

7.     Approve the President s report                            Mgmt          Abstain                        Against

8.     Receive the annual report and the Auditor s               Mgmt          Abstain                        Against
       report and the consolidated financial statements
       and the Group Auditor s report

9.A    Adopt the statement of income and the balance             Mgmt          For                            For
       sheet and the consolidated statement of income
       and the consolidated balance sheet as per 31
       DEC 2006

9.B    Approve the appropriation of the Company s profit         Mgmt          For                            For
       according to the adopted balance sheet

9.C    Approve the record date for the dividend, 20              Mgmt          For                            For
       APR 2007; the dividend is expected to be distributed
       by VPC starting 25 APR 2007

9.D    Grant discharge to the Board of Directors and             Mgmt          For                            For
       the President from liability for the FY 2006

10.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 10 and with no Deputy Members

11.    Approve to determine the fees to the Board Members        Mgmt          For                            For
       for the period up to and including the AGM
       2008 shall amount to SEK 4,800,000 in total
             including fees for Committee work to be distributed
       between the Board Members as follows: the Chairman
       of the Board shall receive SEK 900,000, the
       Deputy Chairman shall receive SEK 650,000 and
       each of the other Board Members, except the
       President, shall receive SEK 400,000; as consideration
       for the Committee work, the Chairman of the
       Audit Committee shall receive SEK 200,000,
       the Chairman of the Remuneration Committee
       shall receive SEK 100,000, the Members of the
       Audit Committee each SEK 100,000 and the Members
       of the Remuneration Committee each SEK 50,000;
       appoint PricewaterhouseCoopers AB, Stockholm,
       with authorized public Auditor Goran Tidstrom
       as representative of the Accounting Firm, as
       the Auditor for a period of 4 years; the Auditor
       s fees are paid as per agreement

12.    Elect Messrs. Carl Douglas, Gustaf Douglas,               Mgmt          For                            For
       Marie Ehrling, Annika Falkengren, Stuart E.
       Graham, Berthold Lindqvist, Fredrik Palmstierna,
       Melker Schorling and Sofia Schorling Hogberg
       as the Board Members and elect Mr. Alf Goransson,
       for the period up to and including the AGM
       2008, with Melker Schorling as the Chairman
       of the Board; Mr. Thomas Berglund, who has
       also resigned as President and CEO, has declined
       re-election Members of the Board

13.    Approve that the nomination Committee shall               Mgmt          For                            For
       have 4 Members; Re-elect Messrs. Gustaf Douglas,
       Melker Schorling and Marianne Nilsson Robur
       in respect of the AGM 2008; elect Mr. Gustaf
       Douglas as a Chairman of the nomination Committee

14.    Approve the guidelines for remuneration to Management     Mgmt          For                            For
       principally entailing that salaries and other
       remuneration to Management shall be in accordance
       with market conditions; a part from fixed basic
       salary, the Management can also receive variable
       remuneration, which shall have a predetermined
       limit and be based on the outcome in relation
       to financial goals       and in some cases other
       key figures within the individual area of
       responsibility       Group or division; the total
       cost of fixed and variable remuneration shall
       each year be determined to an amount which
       includes the Company s total costs of remuneration,
       enabling Management employees to allocate part
       of their total remuneration to other benefits,
       e.g. pension benefits; pensions shall be principally
       fee-based; at dismissal of a Management employee,
       there may be a right to redundancy payment
       which in such case shall have a predetermined
       limit; at Management employee s resignation,
       there shall be no right to redundancy payment;
       the Board shall have the right to deviate from
       the guidelines in individual cases if there
       are particular grounds for such deviation determination
       of guidelines for remuneration to Management

15.    Closing of the meeting                                    Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 SKANDINAVISKA ENSKILDA BANKEN                                                               Agenda Number:  701147008
--------------------------------------------------------------------------------------------------------------------------
        Security:  W25381141
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2007
          Ticker:
            ISIN:  SE0000148884
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MULTIPLE BENEFICAL OWNER INFORMATION NOTE:                Non-Voting    No vote
       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the Meeting                                    Mgmt          Abstain                        Against

2.     Elect Mr. Marcus Wallenberg as the Chairman               Mgmt          For                            For
       of the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect 2 persons to check the minutes of the               Mgmt          For                            For
       meeting together with the Chairman

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Receive the annual report and the Auditors                Mgmt          Abstain                        Against
       report as well as the consolidated accounts
       and the Auditors  report on the consolidated
       accounts

8      Receive the information concerning the work               Mgmt          Abstain                        Against
       and function of the Board of Directors including
       its Committees

9.     Approve the President s speech                            Mgmt          Abstain                        Against

10.    Adopt the profit and loss account and balance             Mgmt          For                            For
       sheet as well as the consolidated profit and
       loss account and consolidated balance sheet

11.    Approve to allocate the Bank s profit as shown            Mgmt          For                            For
       in the balance sheet adopted by the meeting;
       the Board proposes a dividend of SEK 6.00 per
       A share and C share, respectively, and Monday
       02 APR 2007 as record date for the dividend;
       if the meeting decides according to the proposal
       the dividend is expected to be distributed
       by VPC on Thursday 05 APR 2007

12.    Grant discharge from liability of the Members             Mgmt          For                            For
       of the Board of Directors and the President

13.    Receive the information concerning the work               Mgmt          Abstain                        Against
       of the Nomination Committee       Nomination Committee
       has been composed of Mr. Lars Wedenborn, Investor
       AB, Mr. Hans Mertzig, Mr. Trygg- Stiftelsen,
       Mr. Ramsay Brufer, Mr. Alecta, Mr. Torgny Wannstrom,
       AFA Forsakring and Mr. Marcus Wallenberg, Chairman
       of the Board of Directors; a report on the
       work of the Nomination Committee is available
       on www.sebgroup.com

14.    Approve to determinate the number of Directors            Mgmt          For                            For
       to be elected by the meeting at 10

15.    Approve the remuneration to the Directors elected         Mgmt          Against                        Against
       by the meeting and the previously elected Auditor,
       the Nomination Committee proposes: Directors
       remuneration SEK 8,070,000 to be distributed
       as follows: SEK 2,600,000 to the Chairman of
       the Board, SEK 3,670,000 to the other Directors
       elected by the AGM who are not employed in
       the Bank to be distributed with SEK 530,000
       each to the Vice Chairmen and SEK 435,000 to
       other Directors, and SEK 1,800,000 for committee
       work to be distributed as follows: Risk & Capital
       Committee: Chairman SEK 460,000, other member
       SEK 290,000, Audit & Compliance Committee:
       Chairman SEK 350,000, other member SEK 175,000
       and Remuneration & Human Resources Committee:
       Chairman SEK 350,000, other Member SEK 175,000
       no fee for Committee work is distributed to
       the Chairman of the Board and employees in
       the Bank Auditor s fee payable according to
       approved invoice.

16.    Elect the Directors as well as Chairman of the            Mgmt          For                            For
       Board; re-elect: Messrs Annika Falkengren,
       Penny Hughes, Urban Jansson, Tuve Johannesson,
       Hans-Joachim Korber, Jesper Ovesen, Carl Wilhelm
       Ros, Jacob Wallenberg and Marcus Wallenberg
       as the Directors and elect Mr. Steven Kaempfer
       as the Directors and elect Mr. Marcus Wallenberg
       as the Chairman to the Board

17.    Approve the decision of the Nomination Committee,         Mgmt          For                            For
       Investor AB, Trygg-Stiftelsen, Alecta and AFA
       Forsakring, which shareholders jointly represent
       approximately 33.17% of the votes for all shares
       in the Bank, have notified the Bank that they
       will propose that the meeting resolves on a
       Nomination Committee mainly       as specified

18.    Approve the principles for remuneration and               Mgmt          For                            For
       other terms of employment for the Group Executive
       Committee       as specified

19.    Approve the Board s proposal concerning long              Mgmt          For                            For
       term incentive programme for 2007       as specified

20.    Approve the acquisition and sale of the Bank              Mgmt          For                            For
       s own shares: a) Acquisition of the Bank s
       own shares in its securities business       as specified;
       b) Acquisition and sale of the Bank s own shares
       on the stock exchange for long term incentive
       programmes       as specified; c) Sale of the Bank
       s own shares to holders under the 2007 long
       term incentive programme       as specified; d)
       Acquisition and sale of the Bank s own shares
       to create amongst others possibilities for
       improvement of the capital structure of the
       Bank       as specified

21.    Approve the issuance of certain debt securities           Mgmt          For                            For
             as specified

22.    Appoint the Auditors of foundations that have             Mgmt          For                            For
       delegated their business to the Bank

23.    Closing of the Meeting                                    Mgmt          For                            For

       PLEASE NOTE THE SPECIAL PROCEDURE FOR THIS AGM,           Non-Voting    No vote
       SEB WILL NOT ARRANGE WITH REPRESENTATIVE. A
       SPECIAL POA IS NEEDED. TO BE ABLE TO VOTE,
       OWNERS MUST BE RECORDED IN THE SHAREHOLDERS
       REGISTER ON RECORD DATE. SEB WILL DO THE RE-REGISTRATION.
       POA S AND VOTE INSTUCTIONS MUST BE SENT TO
       A LAW FIRM, GRONBERG, WHO WILL BE THE REPRESENTANT.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SKANSKA AB                                                                                  Agenda Number:  701151970
--------------------------------------------------------------------------------------------------------------------------
        Security:  W83567110
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2007
          Ticker:
            ISIN:  SE0000113250
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting    No vote
       ABSTAIN  FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

1.     Opening of the meeting                                    Mgmt          Abstain                        Against

2.     Elect Mr. Sven Unger as the Chairman of the               Mgmt          For                            For
       meeting

3.     Approve the list of shareholders entitled to              Mgmt          For                            For
       vote at the meeting

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect two persons to check the minutes together           Mgmt          For                            For
       with the Chairman

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Receive the Chairman of the Board of Directors            Mgmt          Abstain                        Against
       on Board and Group Management issues; followed
       by the President s address on operations

8.     Receive the annual report and Auditor s report            Mgmt          Abstain                        Against
       for 2006 and the consolidated accounts and
       the Auditors  report for the consolidated accounts
       for 2006

9.     Adopt the income statement and balance sheet,             Mgmt          For                            For
       and the consolidated income statement and the
       consolidated balance sheet

10.    Approve, an ordinary dividend of SEK 4.75 per             Mgmt          For                            For
       share and an extraordinary dividend of SEK
       3.50 per share be paid to the shareholders
       for FY 2006; 10 APR 2007 is proposed as the
       record date for payment of the dividend; if
       the meeting votes in favor of this motion,
       it is expected that VPC will make dividend
       payments on 13 APR 2007

11.    Grant discharge to the Members of the Board               Mgmt          For                            For
       and the President from liability for the FY

12.    Approve to determine the number of Board Members          Mgmt          For                            For
       at 9 and no Deputy Members to be elected by
       the meeting

13.    Approve, a fee of SEK 1,275,000 be paid to the            Mgmt          For                            For
       Chairman of the Board of Directors and SEK
       425,000 to each of the other elected Board
       Members that are not employed by the Group;
       a special appropriation of SEK 125,000 is proposed
       for each of the Members on the Project Committee,
       SEK 75,000 to each of the Members on the Audit
       Committee, and SEK 50,000 to each of the Members
       on the Remuneration Committee; the compensation
       for Committee work does not apply to Board
       Members who are employed by the Group; it is
       proposed that the fee to the Auditors be paid
       in the amount shown on approved invoices

14.    Re-elect Messrs. Jane Garvey, Stuart Graham,              Mgmt          For                            For
       Finn Johnsson, Curt Kallstromer, Sverker Martin-Lof,
       Anders Nyren and Lars Pettersson and elect
       Sir Adrian Montague and Mr. Matti Sundberg
       as the Board Members and the Deputy Members;
       Mr. Roger Flanagan and Mr. Ulrika Francke have
       declined re-election; and re-elect Mr. Sverker
       Martin-Lof as the Board Chairman

15.    Approve, that a mandate be given to the Chairman          Mgmt          For                            For
       of the Board to contact the 3 to 5 largest
       shareholders in terms of voting rights, each
       of which will appoint a representative to comprise,
       together with the Board Chairman, the Nomination
       Committee for the period until after the next
       AGM or, if such a need arises, until a new
       Nomination Committee has been appointed; the
       largest shareholders refers to VPC registered
       and ownership grouped shareholders as of 31
       AUG 2007; if, due to ownership changes occurring
       after that date, it is deemed necessary, the
       Nomination Committee is entitled to offer 1
       or 2 additional shareholders a position on
       the Nomination Committee, so that the total
       number of members is at most 6; the Nomination
       Committee shall appoint a Chairman from the
       largest shareholder in terms of voting rights;
       if a Member of the Nomination Committee leaves
       the Committee before its work is completed,
       a substitute shall be appointed, if this is
       deemed necessary, by the same shareholder who
       appointed the Member who has resigned, or,
       if this shareholder is no longer 1 of the 3
       to 5 largest shareholders in terms of voting
       rights, by the new shareholder belonging to
       this Group; no fee shall be paid to Members
       of the Nomination Committee; any expenses arising
       in connection with the work of the Nomination
       Committee shall be paid by the Company; the
       names of the Members of the Committee shall
       be announced not later than 6 months prior
       to the AGM in 2008

16.    Approve, the guidelines for salaries and other            Mgmt          Against                        Against
       remuneration to senior executives mainly means
       that the total remuneration shall be on market
       and competitive terms and that outstanding
       performance shall be reflected in the total
       remuneration; benefits shall comprise fixed
       salary, possible variable salary, other usual
       benefits and pension; the variable salary shall
       be payable in either cash and/or shares and
       shall be maximized and related to the fixed
       salary; allotment of shares shall require a
       3-year earning period and shall be part of
       a Long-Term Incentive Program; the variable
       remuneration shall be based on the outcome
       in relation to established goals and take into
       account the shareholders  interests; pension
       benefits shall be either defined-benefit or
       defined-contribution and normally provide rights
       to receive pension at 65 years of age; in principle,
       variable remuneration shall not pensionable;
       the Board of Directors may in an individual
       case depart from the guidelines if deemed necessary
       under special circumstances

17.    Closing of the meeting                                    Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 STORA ENSO OYJ, HELSINKI                                                                    Agenda Number:  701138340
--------------------------------------------------------------------------------------------------------------------------
        Security:  X21349117
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2007
          Ticker:
            ISIN:  FI0009005961
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MULTIPLE BENEFICAL OWNER INFORMATION NOTE:                Non-Voting    No vote
       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

1.1    Receive financial statements and statutory reports        Mgmt          Abstain                        Against

1.2    Receive Auditors  report                                  Mgmt          Abstain                        Against

1.3    Approve the financial statements and statutory            Mgmt          For                            For
       reports

1.4    Approve allocation of Income and Dividends of             Mgmt          For                            For
       EUR 0.45 Per share

1.5    Approve the discharge of Board and Managing               Mgmt          For                            For
       Director

1.6    Approve to fix number of Directors at 9                   Mgmt          For                            For

1.7    Approve to fix number of Auditors at 1                    Mgmt          For                            For

1.8    Approve the remuneration of the Directors and             Mgmt          Against                        Against
       the Auditors

1.9.1  Re-elect Mr. Gunnar Brock as a Director                   Mgmt          For                            For

1.9.2  Re-elect Mr. Lee A. Chaden as a Director                  Mgmt          For                            For

1.9.3  Re-elect Mr. Claes Dahlback as a Director                 Mgmt          For                            For

1.9.4  Re-elect Mr. Dominique Heriard Dubreuil as a              Mgmt          For                            For
       Director

1.9.5  Re-elect Mr. Brigitta Kantola as a Director               Mgmt          For                            For

1.9.6  Re-elect Mr. Ilkka Niemi as a Director                    Mgmt          For                            For

1.9.7  Re-elect Mr. Jan Sjoqvist as a Director                   Mgmt          For                            For

1.9.8  Re-elect Mr. Matti Vuoria as a Director                   Mgmt          For                            For

1.9.9  Re-elect Mr. Marcus Wallenberg as a Director              Mgmt          For                            For

1.10   Ratify pricewaterhouseCoopers Oy as the Auditors          Mgmt          For                            For

2.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Elect the Members of Nominating Committee

3.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve Wood Procurement Policy




--------------------------------------------------------------------------------------------------------------------------
 STORA ENSO OYJ, HELSINKI                                                                    Agenda Number:  701157871
--------------------------------------------------------------------------------------------------------------------------
        Security:  X21349117
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2007
          Ticker:
            ISIN:  FI0009005961
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 360361 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE

1.     Adopt the accounts                                        Mgmt          For                            For

2.     Approve the actions on profit or loss; to pay             Mgmt          For                            For
       a dividend of EUR 0.45 per share

3.     Approve the dividend payment                              Mgmt          For                            For

4.     Grant discharge from liability                            Mgmt          For                            For

5.     Approve the number of the Board Members                   Mgmt          For                            For

6.     Approve the number of the Auditor      s                          Mgmt          For                            For

7.     Approve the remuneration of the Board Members             Mgmt          For                            For

8.     Approve the remuneration of the Auditor      s                    Mgmt          Against                        Against

9.     Elect Messrs. Gunnar Brock, Lee A. Chaden, Claes          Mgmt          For                            For
       Dahlback, Dominique Heriard Dubreuil, Brigitta
       Kantola, Ilkka Niemi, Jan Sjoqvist, Matti Vuoria
       and Marcus Wallenberg as the Directors

10.    Elect PricewaterhouseCoopers Oy as the Auditors           Mgmt          For                            For

11.    Appoint the Nomination Committee                          Mgmt          Against                        Against

12.    PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           Against                        For
       Approve that Stora Enso Oyj no longer procure
       from the Finnish state enterprise Metsahallitus
       any wood from forest areas in the Sami people
       s native locality in Inari designated as especially
       valuable for reindeer herding as reindeer grazing
       forest areas, and from the virgin forests areas
       in Sodankyla, Kittia, Salla and Savukoski highlighted
       in the report on unprotected wilderness forests
       in forest lapland by environmental organisations




--------------------------------------------------------------------------------------------------------------------------
 SVENSKA CELLULOSA SCA AB                                                                    Agenda Number:  701146311
--------------------------------------------------------------------------------------------------------------------------
        Security:  W90152120
    Meeting Type:  AGM
    Meeting Date:  29-Mar-2007
          Ticker:
            ISIN:  SE0000112724
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting    No vote
       ABSTAIN  FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

1.     Opening of the AGM and elect Mr. Sven Unger,              Mgmt          For                            For
       attorney at law, as the Chairman of the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Elect 2 persons to check the minutes                      Mgmt          For                            For

4.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

5.     Approve the agenda                                        Mgmt          For                            For

6.     Receive the annual report and the Auditor s               Mgmt          For                            For
       report and the consolidated financial statements
       and the Auditor s report on the consolidated
       financial statements

7.     Approve the speeches by the Chairman of the               Mgmt          For                            For
       Board of Directors and the President

8.a    Approve to adopt the income statement and balance         Mgmt          For                            For
       sheet and of the consolidated income statement
       and the consolidated balance sheet

8.b    Approve to set the dividends at SEK 12 per shares         Mgmt          For                            For
       and the record date for the dividend will be
       Tuesday, 3 APR 2007, payment through VPC AB,
       is estimated to be made on Tuesday, 10 APR
       2007

8.c    Grant discharge from personal liability of the            Mgmt          For                            For
       Directors and the President

9.     Approve the number of Directors shall be 8 with           Mgmt          For                            For
       no Deputy Directors

10.    Approve to determine the remuneration of Directors        Mgmt          Against                        Against
       and the Auditors; the total remuneration of
       the Board of Directors shall be SEK 4,225,000,
       each Director elected by the meeting and who
       is not employed by the Company is to receive
       SEK 425,000, the Chairman of the Board of Directors
       is to receive SEK 1,275,000, Member of the
       Remuneration Committee is to receive additional
       remuneration of SEK 50,000 and Member of the
       Audit Committee is to receive additional remuneration
       of 75,000, the Chairman of the Audit Committee
       is to receive additional remuneration of SEK
       100,000 remuneration to the Auditor to be paid
       as charged

11.    Re-elect Messrs. Rolf Borjesson, Soren Gyll,              Mgmt          For                            For
       Tom Hedelius, Leif Johansson, Sverker Martin-Lof,
       Anders Nyren, Barbara Milian Thoralfsson and
       Jan Astrom, elect Mr. Sverker Martin-Lof as
       the Chairman of the Board of Directors

12.    Approve that the Nomination Committee of AGM              Mgmt          For                            For
       in 2008 be composed by the Representatives
       of the, no less than 4 and no more than 6,
       largest shareholders in terms of voting rights
       and the Chairman of the Board of Directors

13.    Adopt the specified guidelines for remuneration           Mgmt          Against                        Against
       for the senior management and other terms of
       employment for the senior Management

14.    Amend the Articles of Association from not less           Mgmt          For                            For
       than 170,000,000 and not more than 680,000,000
       to not less than 700,000,000 and not more than
       2,800,000,000, the ratio value of the share
             the share capital divided with the number
       of shares is changed by a split of shares,
       meaning that each old share       irrespective of
       class is divided into 3 new shares, split
       shall be taken as a joint resolution by the
       General Meeting; the shareholders representing
       at least 2/3 of the cast votes as well as the
       shares represented at the General Meeting shall
       vote in favour of the proposal

15.    Closing of the meeting                                    Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 SVENSKA HANDELSBANKEN AB                                                                    Agenda Number:  701179500
--------------------------------------------------------------------------------------------------------------------------
        Security:  W90937181
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2007
          Ticker:
            ISIN:  SE0000193120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting    No vote
       ABSTAIN  FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

1.     Opening of the meeting                                    Mgmt          Abstain                        Against

2.     Elect Mr. Sven Unger as the Chairman of the               Mgmt          For                            For
       meeting

3.     Approve the list of voters                                Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the persons to countersign the minutes              Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly called

7.     Approve the annual accounts and the Auditors              Mgmt          Abstain                        Against
       report, as well as the consolidated annual
       accounts and the Auditors  report for the Group,
       for 2006; in connection with this: past year
       s work by the Board and its committees; a speech
       by the Group Chief Executive, and any questions
       from shareholders to the Board and Senior Management
       of the Bank; audit work during 2006

8.     Adopt the income statement and the balance sheet,         Mgmt          For                            For
       as well as the consolidated income statement
       and consolidated balance sheet

9.     Approve to release from liability for the Members         Mgmt          For                            For
       of the Board and the Group Chief Executive
       for the period referred to in the financial
       reports

10.    Approve the allocation of the Bank s profits              Mgmt          For                            For
       in accordance with the adopted balance sheet
       and also concerning the record day       dividend
       of SEK 8 per share

11.    Authorize the Board to decide on the purchase             Mgmt          For                            For
       of a maximum of 40 million of the Bank s own
       Class A and/or B shares during the period until
       the AGM in 2008; the Board notes that the earning
       capacity of the Bank remains good and that
       a stable equity situation can be foreseen;
       hence a new authorization by the meeting for
       the Board to resolve on the acquisition of
       its own shares is justified, in order to adjust
       the Bank s capital structure and increase earnings
       per share over time

12.    Authorize the Bank, in order to facilitate its            Mgmt          For                            For
       securities operations, to acquire its own ordinary
       Class A and/or Class B shares for the Bank
       s trading book during the period until the
       AGM in 2008 pursuant to Chapter 4, Section
       5 of the Swedish Securities Operations Act
             1991:981, on condition that its own shares
       in the trading book shall not at any time exceed
       2% of all shares in the Bank; the aggregated
       holding of own shares must at no time exceed
       10% of the total number of shares in the Bank

13.    Authorize the Board, pursuant to Chapter 11,              Mgmt          For                            For
       Section 11 of the Swedish Companies Act       2005:551,
       to raise loans during the period until the
       AGM in 2008 as specified

14.    Approve to reduce the share capital by SEK 92,260,960     Mgmt          For                            For
       through cancellation without repayment of 20,732,800
       shares held by the Bank; the purpose of the
       reduction of share capital is that the amount
       should be allocated to a fund which can be
       used in accordance with AGM resolutions; after
       the consent of the Finansinspektionen       the
       Swedish Financial Supervisory Authority, the
       Bank s share capital can be reduced without
       the permission of a court of law, if the Bank
       takes measures so that neither its restricted
       capital nor its share capital decreases as
       a result of the reduction

15.    Approve, by means of a bonus issue, to increase           Mgmt          For                            For
       the Bank s share capital by SEK 94,244,919.30
       by means of transfer of SEK 94,244,919.30 from
       its unrestricted share capital without the
       issuing of new shares

16.    Approve to determine the number of Members of             Mgmt          For                            For
       the Board be set at 13

17.    Approve to determine the fees for the Members             Mgmt          For                            For
       of the Board: to raise the Board s fee by SEK
       595,000 to SEK 6,975,000; a fee of SEK 1,200,000
       for the Chairman; a total fee of SEK 4,000,000
       for the other Members of the Board, with the
       Vice Chairman receiving SEK 600,000 and the
       remaining Members SEK 400,000 each; for Committee
       work, a total fee of SEK 1,775,000       SEK 200,000
       to each Member of the Credit Committee, SEK
       75,000 to each Member of the Remuneration Committee,
       SEK 150,000 to the Chairman of the Audit Committee,
       and SEK 100,000 to the remaining Members of
       the Audit Committee; Members who are employees
       of the Bank receive no fee; remuneration to
       the previously appointed auditors is proposed
       to be on approved account

18.    Re-elect Ms. Pirkko Alitalo, Mr. Jon Fredrik              Mgmt          Against                        Against
       Baksaas, Ms. Ulrika Boethius, Mr. Par Boman,
       Mr. Tommy Bylund, Mr. Goran Ennerfelt, Mr.
       Lars O Gronstedt, Ms. Sigrun Hjelmquist, Mr.
       Hans Larsson, Mr. Fredrik Lundberg, Mr. Sverker
       Martin-Lof, Mr. Anders Nyren and Ms. Bente
       Rathe as the Board Members; appoint Mr. Lars
       O Gronstedt as the Chairman of the Board

19.    Approve the guidelines for the remuneration               Mgmt          For                            For
       and the other terms of employment for the Senior
       Management of the Bank as specified

20.    Approve the Nomination Committee for the AGM              Mgmt          For                            For
       in 2008 as specified

21.    Appoint the Auditors in foundations and their             Mgmt          For                            For
       associated management

22.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Approve to allocate SEK 100 million of the
       profits for 2006 to an institute, mainly funded
       by the private sector, named  The Institute
       for Integration and Growth in Landskrona

23.    Closing of the meeting                                    Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 SVENSKA KULLAGERFABRIKEN SKF AB                                                             Agenda Number:  701174257
--------------------------------------------------------------------------------------------------------------------------
        Security:  W84237143
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2007
          Ticker:
            ISIN:  SE0000108227
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE . THANK YOU.

       MARKET RULES REQUIRES THE DISCLOSURE OF BENEFICIAL        Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER TO LODGE YOUR
       VOTE.

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting    No vote
       ABSTAIN  FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

1.     Opening of the AGM                                        Mgmt          Abstain                        Against

2.     Elect Mr. Anders Scharp as the Chairman of the            Mgmt          For                            For

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect persons to verify the minutes                       Mgmt          For                            For

6.     Approve to consider, whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Receive annual report and audit report as well            Mgmt          Abstain                        Against
       as the consolidated accounts and audit report
       for the Group

8.     Acknowledge the address by the President                  Mgmt          For                            For

9.     Adopt the income statement, the balance sheet             Mgmt          For                            For
       and the consolidated income statement and consolidated
       balance sheet

10.    Approve a dividend of SEK 4.50 per share for              Mgmt          For                            For
       FY 2006;shareholders with holdings recorded
       on Friday, 27 APR 2007 be entitled to receive
       the said dividend

11.    Grant discharge to the Board Members and the              Mgmt          For                            For
       President from liability

12.    Approve that the Board of Directors consists              Mgmt          For                            For
       of 10 Members and no Deputy Members

13.    Approve: a firm allotment of SEK 3,275,000,               Mgmt          For                            For
       be distributed with SEK 800,000 to the Chairman
       of the Board, with SEK 550,000 to the Deputy
       Chairman of the Board and with SEK 275,000
       to each of the other Board Members elected
       by the AGM and not employed by the Company;
       a variable allotment corresponding to the value,
       of 3,200 Company shares of series B to be received
       by the Chairman, 2,400 Company shares of series
       B to be received by the Deputy Chairman and
       1,200 shares of series B to be received by
       each of the other Board Members; and an allotment
       for committee work of SEK 555,000 to be divided
       with SEK 150,000 to the Chairman of the Audit
       Committee, with SEK 75,000 to each of the other
       Members of the Audit Committee and with SEK
       60,000 to each of the Members of the Remuneration
       Committee;a prerequisite for obtaining an allotment
       is that the Board Member is elected by the
       Annual General Meeting and not employed by
       the Company

14.    Re-elect Messer s. Anders Scharp, Vito H Baumgartner,     Mgmt          For                            For
       Ulla Litz n, Clas Ake Hedstrom, Tom Johnstone,
       Winnie Kin Wah Fok, Leif Ostling and Eckhard
       Cordes as the Board Members and elect Mr. Hans-Olov
       Olsson and Mr. Lena Treschow Torell as the
       new Members and elect Mr. Anders Scharp as
       the Chairman of the Board of Directors

15.    Approve that the Auditor is paid for work performed       Mgmt          For                            For
       as invoiced

16.    Approve: the principles for remuneration of               Mgmt          For                            For
       SKF Group Management;  that the remuneration
       of Group Management Members be based on conditions
       that are market competitive and at the same
       time support the shareholders  best interest
       and authorize the Board to, in case of particular
       grounds, deviate from the principles of remuneration
       decided by the Annual General Meeting

17.A   Amend the Articles of Association, as specified;          Mgmt          For                            For
       and authorize the Company s CEO to make the
       small adjustments of the that may be required
       in connection with the registration of the
       resolutions by the Swedish Companies Registration
       Office or VPC AB

17.B   Approve the share split; the quota value of               Mgmt          For                            For
       the share       the share capital divided by the
       number of shares is changed by way of a so
       called share split, so that each share be divided
       into two shares (of the same series) of which
       one is to be named redemption share in the
       VPC system and be redeemed in the manner described
       under Resolution 17.C; and authorize the Company
       s CEO to make the small adjustments of the
       that may be required in connection with the
       registration of the resolutions by the Swedish
       Companies Registration Office or VPC AB

17.C   Approve to reduce the share capital of the Company        Mgmt          For                            For
       for repayment to the shareholders by SEK 569,188,835
             the reduction amount by way of redemption
       of 455,351,068 shares, each share with a quota
       value of SEK 125, whereby redemption of redemption
       shares of series A and series B respectively
       is to be in proportion to the number of shares
       of each series by the time of the record day
       for the redemption shares; for each redeemed
       share       irrespective of the series of shares
       a redemption price of SEK 10 is to be paid
       in cash, of which SEK 875 exceeds the quota
       value of the share, in addition to the reduction
       amount of SEK 569,188,835, a total amount of
       SEK 3,984,321,845 will be distributed, by use
       of the Company s non-restricted equity payment
       for the redeemed shares is made as early as
       possible, however not later than 10 banking
       days after the Swedish Companies Registration
       Office s registration of all resolutions pursuant
       to 17.A to 17.D; and authorize the Company
       s CEO to make the small adjustments of the
       that may be required in connection with the
       registration of the resolutions by the Swedish
       Companies Registration Office or VPC AB

17.D   Approve that the Company s share capital be               Mgmt          For                            For
       increased by way of a bonus issue, by SEK 569,188,835
       to SEK 1,138,377,670 by a transfer of SEK 569,188,835
       from the non-restricted equity; no new shares
       are to be issued in connection with the increase
       of the share capital; the number of shares
       in the Company will, after implementation of
       the increase of the share capital, be 455,351,068,
       each share with a quota value of SEK 250 In
       the Company s Articles of Association there
       is a conversion clause according to Chapter
       4, Section 6 of the Swedish Companies Act Majority
       requirements Resolutions adopted by the AGM
       pursuant to Resolutions 17.A to 17.D; and authorize
       the Company s CEO to make the small adjustments
       of the that may be required in connection with
       the registration of the resolutions by the
       Swedish Companies Registration Office or VPC
       AB

18.    Authorize the Board: until the next AGM, to               Mgmt          For                            For
       decide upon the repurchase of the Company s
       own shares and to embrace shares of series
       A as well as series B, as specified

19.    Approve: that the Company shall have a Nomination         Mgmt          For                            For
       Committee formed by one representative of each
       one of the four major shareholders with regard
       to the number of votes held as well as the
       Chairman of the Board of Directors when constituting
       the Nomination Committee, the shareholdings
       on the last banking day in September 2007 will
       determine which shareholders are the largest
       with regard to the number of votes held; the
       names of the four shareholder representatives
       will be published as soon as they have been
       elected, however not later than six months
       before the AGM in 2008; the Nomination Committee
       shall remain in office until a new Nomination
       Committee is appointed; that the shareholder,
       the Member represents would no longer be one
       of the four major shareholders with regard
       to the number of votes held, such Member, if
       the Nomination Committee so deems appropriate,
       may resign and a representative of the shareholder
       next in turn size-wise with regard to the number
       of votes held be offered the opportunity of
       being elected in his/her place; and in the
       event that a shareholder representative no
       longer represents the shareholder, the shareholder
       is asked to elect a new representative to become
       a member of the Nomination Committee; that
       the Nomination Committee is to furnish proposals
       in the following matters to be presented to,
       and resolved by, the Annual General Meeting
       in 2008: a) proposal for Chairman of the Annual
       General Meeting b) proposal for Board of Directors
       c) proposal for Chairman of the Board of Directors
       d) proposal for fee to the Board of Directors
       e) proposal for fee to the auditors f) proposal
       for a Nomination Committee facing the Annual
       General Meeting of 2009; and that the Nomination
       Committee, when performing its duties, will
       fulfill the tasks that rest upon the Nomination
       Committee under the Swedish Code of Corporate
       Governance, among other things to supply the
       Company with certain information in order to
       enable the Company to fulfill its information
       obligation under the code




--------------------------------------------------------------------------------------------------------------------------
 SWEDBANK AB                                                                                 Agenda Number:  701208426
--------------------------------------------------------------------------------------------------------------------------
        Security:  W9423X102
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2007
          Ticker:
            ISIN:  SE0000242455
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting and address by the Chair           Mgmt          Abstain                        Against

2.     Elect the Chair of the Board of Directors as              Mgmt          For                            For
       a Chair of the meeting

3.     Approve the voting list                                   Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Appoint 2 persons to verify the minutes                   Mgmt          For                            For

6.     Approve to decide whether the meeting has been            Mgmt          For                            For
       properly convened

7.A    Receive the annual report of the Board of Directors       Mgmt          Abstain                        Against
       and the consolidated accounts for the FY 2006

7.B    Acknowledge the address by the Chief Executive            Mgmt          Abstain                        Against
       Officer

7.C    Receive the Auditor s reports for the Bank and            Mgmt          Abstain                        Against
       the Group for the FY 2006

8.     Approve the profit and loss account and the               Mgmt          For                            For
       balance sheet of the Bank and the consolidated
       profit and loss account and consolidated balance
       sheet for the FY 2006

9.     Approve a dividend of SEK 8.25 per share and              Mgmt          For                            For
       the record date to be 03 MAY 2007; the dividend
       is expected to be paid through VPC on 8 MAY
       2007

10     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the Chief Executive Officer
       from liability

11.    Approve to determine the number of Directors              Mgmt          For                            For
       as 8

12.    Approve to determine the number of Auditors               Mgmt          For                            For
       as 1

13.    Approve that the fees: SEK 1 300 000 to the               Mgmt          For                            For
       Chair, SEK 650 000 to the Deputy Chair and
       SEK 350 000 to each of the other Directors;
       further that each Director being Member of
       the Credit Committee be paid a fee of SEK 250
       000 and to each of the other Directors being
       the Chair of the Audit Committee be paid a
       fee of SEK 1250 000 and each of the other Director
       being the Members of said Committee be paid
       SEK 75 000, respectively; and the Chair of
       Board of Directors receive, in addition to
       the fees as specified above, an increase in
       salary of SEK 100 000 from and including  01
       JAN 2007 so that the annual pension qualifying
       salary after said increase is SEK 2 975 000;
       and the Auditor s fees be payable as invoiced

14.    Elect Mr. Gail Buyske and Mr. Simon F.D. Ellis            Mgmt          For                            For
       as the Members of the Board of Directors and
       re-elect Messrs. Ulrika Francke, Goran Johnsson,
       Berith Hagglund-Marcus, Anders Nyblom, Carl
       Eric Stalberg and Caroline Sundewall as the
       Members of the Board of Directors; and re-elect
       Mr. Carl Eric Stalberg as the Chair of the
       Board

15.    Elect Deloitte AB as the Auditor, for the period          Mgmt          For                            For
       until the AGM of 2010

16.    Approve the principles of the election of a               Mgmt          For                            For
       Nomination Committee; Nomination Committee
       shall be established, consisting of 5 Members;
       the Nomination Committee shall be in place
       until a new nomination committee has been appointed;
       the Chair of the Board, included as a Member
       of the Nomination Committee, shall contact
       the 4 shareholders or shareholder s Groups
       who have the largest shareholdings in the bank,
       on the basis of known shareholders as of 30
       SEP 2007; the Nomination Committee shall elect
       its own Chair, who shall not be the Chair of
       the Board; Members of the Nomination Committee
       shall not be entitled to be compensated by
       the bank either for work or for costs incurred
       for the assignment; a Member who retires from
       the Nomination Committee before its work is
       completed shall be replaced, if the Nomination
       Committee so decides, with another person who
       represents the same shareholder or, if this
       shareholder is no longer 1 of the 4 largest
       shareholders, from a shareholder which is next
       in order of size; the duties of the Nomination
       Committee shall be, where applicable, to submit
       recommendations to the next general meeting
       for decisions regarding: the election of a
       chair of the general meeting; the election
       of the Members of the Board of Directors including
       a Chair; the election of auditors; the fees
       of the Members of the Board of Directors, including
       fees for committee work; the fees of the Auditors

17.    Amend the Article 2, 7, 12 and 13 in the Bank             Mgmt          For                            For
       s Articles of Association so that the references
       to specific rules in Acts are deleted in order
       that future amendments to the Articles of Association
       will not have to be made due only to renumbering
       of applicable rules in relevant Acts

18.    Authorize the Bank, during the period until               Mgmt          For                            For
       the AGM in 2008, be permitted to acquire its
       own shares through its securities operations
       in accordance with chapter 4 and 5 of the Securities
       Operation Act up to a number that at any given
       time does not exceed 1% of the bank s shares
       outstanding; the price of shares acquired in
       this manner shall correspond to the current
       market price at the time; the proposal also
       covers the right for the bank to dispose of
       such acquired shares

19.    Authorize the Board for the period until the              Mgmt          For                            For
       AGM in 2008 to decide to acquire the Bank s
       own shares, in addition to what is stated above
       in Resolution 18, on 1 or more occasions primarily
       as specified: acquisitions may only be made
       through purchase on the Stockholm Stock Exchange
       (Stockholmsborsen) and may not result in that
       the Bank s total holding of its own shares,
       excluding shares acquired in securities operations
       in accordance with item 18, at any given time
       amounts to more than 5% of the total number
       of the shares in the bank; the price shall
       lie within the interval between the highest
       buying rate and the lowest selling rate officially
       quoted for shares in the bank at the time of
       acquisition; the purpose of the proposal under
       this Item is to make possible an adaptation
       of the bank s capital structure to existing
       capital needs

20.    Authorize the Board for the period until the              Mgmt          For                            For
       AGM in 2008, on 1 or more occasions, to decide
       on the raising of loans according to Chapter
       11 the Companies Act

21.    Approve the principles of remuneration for top            Mgmt          For                            For
       Executives as specified

22.    Approve the issue and transfer of interests               Mgmt          For                            For
       in Swedbank First Securities to present and
       future employees of SFS as specified

23.    Approve the merger between Swedbank and its               Mgmt          For                            For
       wholly owned subsidiary Soderhamns Sparbank
       AB to the effect that Soderhamns Sparbank will
       be merged into Swedbank; there will be no consideration
       in relation to the merger

24.    PLEASE NOTE THIS IS A SHAREHOLDERS PROPOSAL:              Shr           Against                        For
       Approve that a Private Client Officer not be
       entitled to act as Administrator or Trustee
       to a present or prior customer to the Private
       Client Officer in question

25.    PLEASE NOTE THIS IS A SHAREHOLDERS PROPOSAL:              Shr           Against                        For
       Approve that the Bank become the most available
       Bank for its customers prior to 2010, i.e.
       that Bank services, be made available for customers
       with defective vision and who are visually
       disabled on legible media

26.    PLEASE NOTE THIS IS A SHAREHOLDERS PROPOSAL:              Shr           Against                        For
       Approve to allocate SEK 100m of profit for
       2006 to help establish  The Institute for Integration
       and Growth in Landskrona , which through research
       and field work shall prevent i.e. segregation,
       alienation, racism and poverty with the goal
       to create economical growth

27.    Any other business                                        Non-Voting    No vote

28.    Closing of the meeting                                    Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 TARGET CORPORATION                                                                          Agenda Number:  932676503
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612E106
    Meeting Type:  Annual
    Meeting Date:  24-May-2007
          Ticker:  TGT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CALVIN DARDEN                                             Mgmt          For                            For
       ANNE M. MULCAHY                                           Mgmt          For                            For
       STEPHEN W. SANGER                                         Mgmt          For                            For
       GREGG W. STEINHAFEL                                       Mgmt          For                            For

02     COMPANY PROPOSAL TO RATIFY THE APPOINTMENT OF             Mgmt          For                            For
       ERNST & YOUNG LLP AS INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.

03     COMPANY PROPOSAL TO APPROVE THE OFFICER SHORT-TERM        Mgmt          For                            For
       INCENTIVE PLAN.

04     COMPANY PROPOSAL TO APPROVE AN AMENDMENT TO               Mgmt          Against                        Against
       THE RESTATED ARTICLES OF INCORPORATION TO REQUIRE
       A MAJORITY VOTE FOR THE ELECTION OF DIRECTORS.

05     SHAREHOLDER PROPOSAL REGARDING ADDITIONAL DISCLOSURE      Shr           Against                        For
       OF POLITICAL CONTRIBUTIONS.




--------------------------------------------------------------------------------------------------------------------------
 TELECOM ITALIA S P A NEW                                                                    Agenda Number:  701190415
--------------------------------------------------------------------------------------------------------------------------
        Security:  T92778108
    Meeting Type:  OGM
    Meeting Date:  15-Apr-2007
          Ticker:
            ISIN:  IT0003497168
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No Action                      *
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       16 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE ALSO NOTE THAT THE
       SECOND CALL OF THIS MEETING WILL BE AT 3 VIA
       TOSCANA, ROZZANO (MILAN) at 11:00 AM. THANK
       YOU.

1.     Approve the Financial statements for the YE               Mgmt          No Action
       31 DEC 2006, related and consequent resolutions.

2.     Appointment of the Board of Directors and determination   Mgmt          No Action
       of the number of Members of the Board.

3.     Determination of the term of office of the Board.         Mgmt          No Action

4.     Appointment of the directors.                             Mgmt          No Action

5.     Determination of the annual compensation of               Mgmt          No Action
       the members of the Board of Directors.

6.     Decisions consequent on the resignation of a              Mgmt          No Action
       member of the Board of Auditors.

7.     Plan for the award of free treasury shares to             Mgmt          No Action
       the top management of the Telecom Italia Group.
       Authorization to purchase and dispose of treasury
       shares subject to revocation of the existing
       authorization - related and consequent resolutions.

8.     Decisions consequent on the completion of the             Mgmt          No Action
       audit engagement awarded to Reconta Ernest
       & Young S.p.A.

9.     Amendments to the meeting regulations approved            Mgmt          No Action
       by the shareholders  meeting on 6 May 2004.




--------------------------------------------------------------------------------------------------------------------------
 TELEFON AB L.M.ERICSSON, KISTA                                                              Agenda Number:  701157895
--------------------------------------------------------------------------------------------------------------------------
        Security:  W26049119
    Meeting Type:  AGM
    Meeting Date:  11-Apr-2007
          Ticker:
            ISIN:  SE0000108656
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE.

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Elect Mr. Micheal Treschow, the Chairman of               Mgmt          For                            For
       the Board of Directors, as the Chairman of
       the meeting

2.     Approve the voting list                                   Mgmt          For                            For

3.     Approve the agenda of the meeting                         Mgmt          For                            For

4.     Approve to determine whether the meeting has              Mgmt          For                            For
       been properly convened

5.     Elect 2 persons approving the minutes                     Mgmt          For                            For

6.     Receive the annual report, the Auditors  report,          Mgmt          Abstain                        Against
       the consolidated accounts, the Auditors  report
       on the consolidated accounts and the Auditors
       presentation of the audit work during 2006

7.     Receive the work performed by the Board of Directors      Mgmt          Abstain                        Against
       and its Committees during the past year

8.     Approve the President s speech and the possible           Mgmt          Abstain                        Against
       questions by the shareholders to the Board
       of Directors and the Management

9.a    Adopt the profit and loss statement and the               Mgmt          For                            For
       balance sheet, the consolidated profit and
       loss statement and the consolidated balance
       sheet for the Group

9.b    Grant discharge of liability for the members              Mgmt          For                            For
       of the Board of Directors and the President

9.c    Approve the Board of Directors proposal of dividend       Mgmt          For                            For
       of SEK 0.50 per share and 16 APR 2007, as record
       day for dividend; this date will be the record
       day, VPC AB is expected to disburse dividends
       on 19 APR 2007

10.a   Approve that the number of Directors remains              Mgmt          For                            For
       10 and no Deputy Directors be elected

10.b   Approve the fees to the non-employed Board Members        Mgmt          For                            For
       and to the non-employed Members of the Committees
       to the Board of Directors elected by the Meeting
       be paid as follows: SEK 3,750,000 to the Chairman
       of the Board of Directors; SEK 750,000 each
       to the other Board Members; SEK 350,000 to
       the Chairman of the Audit Committee; SEK 250,000
       each to other Members of the Audit Committee;
       SEK 125,000 each to the Chairmen and other
       Members of the Finance and Remuneration Committee

10.c   Re-elect Mr. Michael Treschow as the Chairman             Mgmt          For                            For
       of the Board of Directors; re-elect Messrs.
       Sverker Martin-Lof and Marcus Wallenberg as
       the Deputy Chairmen; re-elect Sir Peter L.
       Bonfield, Mr. Borje Ekholm, Ms. Katherine Hudson,
       Mr. Ulf J. Johansson, Ms. Nancy McKinstry,
       Mr. Anders Nyren and Mr. Carl-Henric Svanberg
       as members of the Board of Directors

10.d   Approve the proposal of the Nomination Committee          Mgmt          For                            For
       for the procedure on appointing the Members
       of the Nomination Committee, determination
       of the assignment of the Committee, as specified

10.e   Approve that no remuneration be paid to the               Mgmt          For                            For
       Members of the Nomination Committee

10.f   Approve the Auditor fees to be paid against               Mgmt          Against                        Against
       account

10.g   Elect PricewaterhouseCoopers as the Auditor               Mgmt          For                            For
       for the period as of the end of the AGM of
       Shareholders 2007 until the end of the AGM
       of Shareholders 2011

11.    Approve the principles for remuneration to the            Mgmt          For                            For
       Top Executives, as specified

12.a   Approve the implementation of the Long Term               Mgmt          For                            For
       Variable Compensation Plan for 2007, as specified

12.b   Approve the transfer of own shares as a consequence       Mgmt          For                            For
       of the Long Term Variable Compensation Plan
       2007, as specified

13.    Approve the transfer of own shares in relation            Mgmt          For                            For
       to the resolution of the Global Stock Incentive
       Program 2001, the Stock Purchase Plan 2003,
       the Long Term Incentive Plans 2004, 2005 and
       2006, as specified

14.    Closing of the meeting                                    Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 TELEFONICA O2 CZECH REP A S                                                                 Agenda Number:  701179803
--------------------------------------------------------------------------------------------------------------------------
        Security:  X89734101
    Meeting Type:  OGM
    Meeting Date:  26-Apr-2007
          Ticker:
            ISIN:  CZ0009093209
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Mgmt          No Action

2.     Approve the rules of procedure of the general             Mgmt          No Action
       meeting; elect the Chairman of the general
       meeting, minutes verifiers and persons to count
       the votes

3.     Approve the Board of Directors report on business         Mgmt          No Action
       activity of the Company and state of its assets
       as part of the Company for the year 2006

4.     Approve the information on the results of inspection      Mgmt          No Action
       activities of the Company s Supervisory Board,
       including information on review of the report
       on relations among interconnected entities

5.     Approve the Company s financial reports for               Mgmt          No Action
       the year 2006

6.     Approve allocation of profit for the year 2006            Mgmt          No Action
       including royalities and state of rules for
       Tandiems for the year 2006

7.     Elect the Supervisory Board Members of the Company        Mgmt          No Action

8.     Approve the reward for Supervisory Board Members          Mgmt          No Action
       and the Board of Directors Members

9.     Approve the agreement about function of Supervisory       Mgmt          No Action
       Board Members

10.    Conclusion                                                Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 TELIASONERA AB                                                                              Agenda Number:  701180402
--------------------------------------------------------------------------------------------------------------------------
        Security:  W95890104
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2007
          Ticker:
            ISIN:  SE0000667925
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting    No vote
       ABSTAIN  FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

1.     Elect Mr. Sven Unger as a Chairman at the meeting         Mgmt          For                            For

2.     Elect 2 persons to check the meeting minutes              Mgmt          For                            For
       along with the Chairperson

3.     Approve the voting register                               Mgmt          For                            For

4.     Adopt the agenda                                          Mgmt          For                            For

5.     Approve to confirm that the meeting has been              Mgmt          For                            For
       duly and properly convened

6.     Receive the annual report and the Auditor s               Mgmt          Abstain                        Against
       report, consolidated financial statements and
       the Group Auditor s report for 2006; speech
       by President Mr. Anders Igel in connection
       herewith and a description of the Board of
       Directors work during 2006

7.     Adopt the income statement, balance sheet, consolidated   Mgmt          For                            For
       income statement and consolidated balance sheet

8.     Approve the dividend of SEK 6.30 per share be             Mgmt          For                            For
       distributed to the shareholders and that 27
       APR 2007 be set as the record date for the
       dividend; if the AGM adopts this, it is estimated
       that disbursement from VPC AB will take place
       on 03 MAY 2007

9.     Grant discharge the Members of the Board of               Mgmt          For                            For
       Directors and the President from personal liability
       for the administration of the Company in 2006

10.    Approve the number of Board Members at seven              Mgmt          For                            For
       and no Deputes

11.    Approve the remuneration to the Board of Directors        Mgmt          For                            For
       until the next AGM would be SEK 900,000 to
       the Chairman, SEK 400,000 to each other Board
       Member elected by the AGM; the Chairman of
       the Board s Audit Committee would receive remuneration
       of SEK 150,000 and other Members of the Audit
       Committee would receive SEK 100,000 each and
       the Chairman of the Board s Remuneration Committee
       would receive SEK 40,000 and other Members
       of the Remuneration Committee would receive
       SEK 20,000 each

12.    Re-elect Messrs. Maija-Liisa Friman, Conny Karlsson,      Mgmt          For                            For
       Lars G. Nordstrom, Timo Peltola, Jon Risfelt,
       Caroline Sundewall and Tom Von Weymarn; and
       the election will be preceded by information
       from the Chairperson concerning positions held
       in other Companies by the candidates

13.    Elect Mr. Tom Von Weymarn as the Chairman of              Mgmt          For                            For
       the Board of Director s

14.    Elect Messrs. Jonas Iversen,       Swedish state,             Mgmt          For                            For
       Markku Tapio       Finnish state, K.G. Lindvall
             Robur, Lennart Ribohn       SEB as the Nomination
       Committee

15.    Approve the guidelines for remuneration of the            Mgmt          For                            For
       Executive Management as specified

16.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       to oblige the Board of Directors to employ
       at least 1customerombudsman

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       that AGM take place at the same time in both
       Stockholm and Helsinki

18.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       that also the shareholders with few and medium
       number of shares shall be represented in the
       Nomination Committee

19.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       that the instructions for the Nomination Committee
       should clearly state that the Committee in
       its work should aim at increased equality between
       men and women

20.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       that the AGM authorize and instructs the Management
       and Board of Directors of TeliaSonera to enlist
       the good offices of the Swedish Ambassador
       to the United States and the United States
       Ambassador to Sweden to assist them in crafting
       a settlement with Murray Swanson and the Sonera
       US Management Team that fairly respects and
       recognizes their contributions to TeliaSonera
       and that is consistent with TeliaSonera s Shared
       Values and Business Ethics as well as all applicable
       organization for cooperation and development
       guidelines closing of the AGM




--------------------------------------------------------------------------------------------------------------------------
 TELIASONERA AB                                                                              Agenda Number:  701195263
--------------------------------------------------------------------------------------------------------------------------
        Security:  W95890104
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2007
          Ticker:
            ISIN:  SE0000667925
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED.

       PLEASE NOTE THAT IT IS NOT POSSIBLE TO VOTE               Non-Voting    No vote
       ABSTAIN  FOR THE RESOLUTIONS OF THIS MEETING.
       THANK YOU.

1.     Elect Mr. Sven Unger as the Chairman at the               Mgmt          For                            For
       meeting

2.     Elect 2 persons to check the meeting minutes              Mgmt          For                            For
       along with the Chairperson

3.     Approve the voting register                               Mgmt          For                            For

4.     Adopt the agenda                                          Mgmt          For                            For

5.     Approve to confirm that the meeting has been              Mgmt          For                            For
       duly and properly convened

6.     Receive the annual report and the Auditor s               Mgmt          Abstain                        Against
       report, consolidated financial statements and
       the Group Auditor s report for 2006; speech
       by President Mr. Anders Igel in connection
       herewith and a description of the Board of
       Directors work during 2006

7.     Adopt the income statement, balance sheet, consolidated   Mgmt          For                            For
       income statement and consolidated balance sheet

8.     Approve the dividend of SEK 6.30 per share be             Mgmt          For                            For
       distributed to the shareholders and that 27
       APR 2007 be set as the record date for the
       dividend; if the AGM adopts this, it is estimated
       that disbursement from VPC AB will take place
       on 03 MAY 2007

9.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the President from personal
       liability for the administration of the Company
       in 2006

10.    Approve the number of Board Members at 7 and              Mgmt          For                            For
       no Deputes

11.    Approve that the remuneration to the Board of             Mgmt          For                            For
       Directors, until the next AGM, be SEK 900,000
       to the Chairman, SEK 400,000 to each other
       Board Member elected by the AGM; the Chairman
       of the Board s Audit Committee receive remuneration
       of SEK 150,000 and other Members of the Audit
       Committee receive SEK 100,000 each and the
       Chairman of the Board s Remuneration Committee
       receive SEK 40,000 and other Members of the
       Remuneration Committee receive SEK 20,000 each

12.    Re-elect Messrs. Maija-Liisa Friman, Conny Karlsson,      Mgmt          For                            For
       Lars G. Nordstrom, Timo Peltola, Jon Risfelt,
       Caroline Sundewall and Tom Von Weymarn; and
       the election will be preceded by information
       from the Chairperson concerning positions held
       in other Companies by the candidates

13.    Elect Mr. Tom Von Weymarn as the Chairman of              Mgmt          For                            For
       the Board of Directors

14.    Elect Messrs. Jonas Iversen,       Swedish state,             Mgmt          For                            For
       Markku Tapio       Finnish state, K. G. Lindvall
             Robur, Lennart Ribohn       SEB and the Chairman
       of the Board of Directors Mr. Tom von Weymarn
       as the Nomination Committee

15.    Approve the guidelines for remuneration of the            Mgmt          For                            For
       Executive Management as specified

16.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve to oblige the Board of Directors to
       employ at least 1 customerombudsman

17.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve that AGM take place at the same time
       in both Stockholm and Helsinki

18.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           For                            Against
       approve that also the shareholders with few
       and medium number of shares be represented
       in the Nomination Committee

19.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve that the instructions for the Nomination
       Committee clearly state that the Committee
       in its work should aim at increased equality
       between men and women

20.    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       authorize and instruct the Management and Board
       of Directors of TeliaSonera to enlist the good
       offices of the Swedish Ambassador to the United
       States and the United States Ambassador to
       Sweden to assist them in crafting a settlement
       with Murray Swanson and the Sonera US Management
       Team that fairly respects and recognizes their
       contributions to TeliaSonera and that is consistent
       with TeliaSonera s Shared Values and Business
       Ethics as well as all applicable organization
       for cooperation and development guidelines
       closing of the AGM




--------------------------------------------------------------------------------------------------------------------------
 TEMPLE-INLAND INC.                                                                          Agenda Number:  932662124
--------------------------------------------------------------------------------------------------------------------------
        Security:  879868107
    Meeting Type:  Annual
    Meeting Date:  04-May-2007
          Ticker:  TIN
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DONALD M. CARLTON                                         Mgmt          For                            For
       E. LINN DRAPER, JR.                                       Mgmt          For                            For
       KENNETH M. JASTROW, II                                    Mgmt          For                            For
       JAMES A. JOHNSON                                          Mgmt          For                            For

02     TO AMEND ARTICLE III, SECTION 2 OF OUR BY-LAWS            Mgmt          Against                        Against
       TO PROVIDE THAT DIRECTORS WILL BE ELECTED BY
       THE MAJORITY VOTE OF OUR STOCKHOLDERS.

03     TO AMEND ARTICLE V OF OUR CERTIFICATE OF INCORPORATION    Mgmt          For                            For
       TO ELIMINATE CERTAIN SUPERMAJORITY VOTE REQUIREMENTS.

04     TO AMEND ARTICLE VI, SECTION 3 OF OUR CERTIFICATE         Mgmt          For                            For
       OF INCORPORATION TO PROVIDE THAT DIRECTORS
       APPOINTED TO FILL VACANCIES OR NEWLY CREATED
       DIRECTORSHIPS WILL BE SUBJECT TO ELECTION AT
       THE NEXT ANNUAL MEETING.

05     TO RATIFY THE AUDIT COMMITTEE S APPOINTMENT               Mgmt          For                            For
       OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR 2007.




--------------------------------------------------------------------------------------------------------------------------
 THE WESTERN UNION COMPANY                                                                   Agenda Number:  932659886
--------------------------------------------------------------------------------------------------------------------------
        Security:  959802109
    Meeting Type:  Annual
    Meeting Date:  10-May-2007
          Ticker:  WU
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DINYAR S. DEVITRE                                         Mgmt          For                            For
       BETSY D. HOLDEN                                           Mgmt          For                            For
       CHRISTINA A. GOLD                                         Mgmt          For                            For

02     APPROVAL OF THE WESTERN UNION COMPANY 2006 LONG-TERM      Mgmt          For                            For
       INCENTIVE PLAN

03     APPROVAL OF THE WESTERN UNION COMPANY SENIOR              Mgmt          For                            For
       EXECUTIVE ANNUAL INCENTIVE PLAN

04     RATIFICATION OF SELECTION OF AUDITORS                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THERMO FISHER SCIENTIFIC INC.                                                               Agenda Number:  932689485
--------------------------------------------------------------------------------------------------------------------------
        Security:  883556102
    Meeting Type:  Annual
    Meeting Date:  15-May-2007
          Ticker:  TMO
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTORS: MARIJN E. DEKKERS                  Mgmt          For                            For

02     APPROVAL AND ADOPTION OF THE THERMO FISHER SCIENTIFIC     Mgmt          For                            For
       INC. 2007 EMPLOYEES  STOCK PURCHASE PLAN.

03     RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TIME WARNER INC.                                                                            Agenda Number:  932680350
--------------------------------------------------------------------------------------------------------------------------
        Security:  887317105
    Meeting Type:  Annual
    Meeting Date:  18-May-2007
          Ticker:  TWX
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES L. BARKSDALE                                        Mgmt          For                            For
       JEFFREY L. BEWKES                                         Mgmt          For                            For
       STEPHEN F. BOLLENBACH                                     Mgmt          For                            For
       FRANK J. CAUFIELD                                         Mgmt          For                            For
       ROBERT C. CLARK                                           Mgmt          For                            For
       MATHIAS DOPFNER                                           Mgmt          For                            For
       JESSICA P. EINHORN                                        Mgmt          For                            For
       REUBEN MARK                                               Mgmt          For                            For
       MICHAEL A. MILES                                          Mgmt          For                            For
       KENNETH J. NOVACK                                         Mgmt          For                            For
       RICHARD D. PARSONS                                        Mgmt          For                            For
       FRANCIS T. VINCENT, JR.                                   Mgmt          For                            For
       DEBORAH C. WRIGHT                                         Mgmt          For                            For

02     RATIFICATION OF AUDITORS.                                 Mgmt          For                            For

03     COMPANY PROPOSAL TO AMEND THE COMPANY S RESTATED          Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO ELIMINATE CERTAIN
       SUPER-MAJORITY VOTE REQUIREMENTS.

04     STOCKHOLDER PROPOSAL REGARDING ADVISORY RESOLUTION        Shr           For                            Against
       TO RATIFY COMPENSATION OF NAMED EXECUTIVE OFFICERS.

05     STOCKHOLDER PROPOSAL REGARDING SEPARATION OF              Shr           Against                        For
       ROLES OF CHAIRMAN AND CEO.

06     STOCKHOLDER PROPOSAL REGARDING SIMPLE MAJORITY            Shr           For                            Against
       VOTE.

07     STOCKHOLDER PROPOSAL REGARDING SPECIAL SHAREHOLDER        Shr           For                            Against
       MEETINGS.

08     STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER RATIFICATION   Shr           Against                        For
       OF DIRECTOR COMPENSATION WHEN A STOCKHOLDER
       RIGHTS PLAN HAS BEEN ADOPTED.




--------------------------------------------------------------------------------------------------------------------------
 TOTAL SA, COURBEVOIE                                                                        Agenda Number:  701210407
--------------------------------------------------------------------------------------------------------------------------
        Security:  F92124100
    Meeting Type:  MIX
    Meeting Date:  11-May-2007
          Ticker:
            ISIN:  FR0000120271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:  Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 365423 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and financial statements for
       the YE 31 DEC 2006

2.     Approve the reports of the Board of Directors             Mgmt          For                            For
       and the Auditors and the consolidated financial
       statements for the said financial year in the
       form presented to the meeting

3.     Approve the profits of: EUR 5,252,106,435.07,             Mgmt          For                            For
       the available retained earnings being of EUR
       1,671,090,939.73, the income allocated is :
       EUR 6,923,197,374.80; approve the income for
       the FY be appropriated as: Dividends: EUR 4,503,181,072.11, retained earning: EUR 2,420,016,302.69, dividend
       per share to be paid: EUR 1.87; the remaining
       dividend of EUR 1.00 will be paid on 18 MAY
       2007, the interim and remaining dividends entitle
       natural persons living in France to the 40%

4.     Approve the special report of the Auditors on             Mgmt          For                            For
       agreements governed by the Article L. 225-38
       of the French Commercial Code; and the said
       reports and the Agreements referred therein

5.     Authorize the Board of Directors to trade in              Mgmt          For                            For
       the Company s shares on the Stock Market, subject
       to the conditions described; maximum purchase
       price: EUR 75.00, maximum number of shares
       to be acquired: 10% of the share capital, I.E.
       81,376,088 shares, maximum funds invested in
       the share buybacks: EUR 6,103,206,600.00; authorization
       is given for an 18 months period, it supersedes
       the fraction unused of the authorization granted
       by the combined shareholder meeting of 12 MAY
       2006 in its Resolution No. 6, the shareholders
       meeting delegates all powers to the Board of
       Directors to take all necessary measures and
       accomplish all necessary formalities

6.     Approve to renew the appointment of Mr. Thierry           Mgmt          Against                        Against
       Desmarest as a Director for a 3-year period

7.     Approve to renew the appointment of Mr. Thierry           Mgmt          Against                        Against
       Derudder as a Director for a 3-year period

8.     Approve to renew the appointment of Mr. Serge             Mgmt          Against                        Against
       Tchuruk as a Director for a 3-year period

9.     Approve to renew the appointment of Mr. Daniel            Mgmt          Against                        Against
       Boeuf representing the shareholders employees,
       as a Director for a 3-year period

10.    Appoint Mr. Philippe Marchandise as a Director,           Mgmt          Against                        Against
       representing the shareholders employees, for
       a 3-year period

11.    Appoint Mr. Mohamed Zaki as a Director for a              Mgmt          Against                        Against
       3-year period

12.    Approve to award total annual fees of for EUR             Mgmt          For                            For
       1,100,000.00 to the Directors

13.    Authorize the Board of Directors to take necessary        Mgmt          For                            For
       powers to increase the capital, on 1 or more
       occasions, in France or aboard, by a maximum
       nominal amount of EUR 4,000,000,000.00 by issuance
       with the shareholders preferred subscription
       rights maintained, the Company as well as any
       securities giving access by all means to ordinary
       shares in the Company; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 10,000,000,000.00;       Authority
       is valid for a 26 month period; to charge
       the share issuance costs against the related
       premiums and deduct from the premiums the amounts
       necessary to raise the legal reserve to 1-10th
       of the new capital after each issue

14.    Authorize the Board of Directors to take necessary        Mgmt          Against                        Against
       powers to increase the capital, on 1 or more
       occasions, in France or aboard, by a maximum
       nominal amount of EUR 1,800,000,000.00 by issuance
       with cancellation the shareholders preferred
       subscription rights, of ordinary shares the
       Company as well as any securities giving access
       by all means to ordinary shares of the Company;
       the maximum nominal amount of debt securities
       which may be issued shall not exceed EUR 10,000,000,000.00;
       the total nominal amount of the capital increases
       so carried out shall count against the ceiling
       of EUR 1,800,000,000.00;       Authority is valid
       for a 26 month period; to charge the share
       issuance costs against the related premiums
       and deduct from the premiums the amounts necessary
       to raise the legal reserve to 1-10th of the
       new capital after each issue

15.    Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital on 1 or more occasions in
       favor of employees of the Company and its related
       French Companies who are Members of a Company
       Savings Plan;       this delegation is given for
       a 26 month period and for a nominal amount
       that shall not exceed 1.5% of the share capital

16.    Authorize the Board of Directors all powers               Mgmt          For                            For
       to grant in 1 or more transactions, to employees
       and corporate offices of Total SA and Companies
       in which Total SA holds at least 10% of the
       capital options giving the right either to
       subscribe for a new shares in the Company to
       be issued through a share capital increase;
       it being provided that the options shall not
       give right to a total number of shares which
       shall exceed 1.5% of the capital;       authority
       is valid for a 38 month period it supersedes
       the amount unused of the combined shareholders
       meeting of 14 MAY 2004 in its Resolution No.19

17.    Authorize the Board of Directors to reduce the            Mgmt          For                            For
       share capital, on 1 or more occasions, by canceling
       all or part of the shares held by the Company
       in connection with a stock repurchase plan,
       up to a maximum of 10% of the share capital
       over a 24 months period; this authority  supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 07 MAY 2002
       in its Resolution No.13 it is given until the
       general meeting which will deliberate upon
       the annual financial statements ended on 31
       DEC 2011

18.    Amend the Article 13 of the Bylaws, concerning            Mgmt          For                            For
       the means which may be used to attend the Board
       of Directors meeting

19.    Amend the Article 17-2 of the Bylaws as specified         Mgmt          For                            For

20.    Amend the Article 17-2 of the By-laws as specified        Mgmt          For                            For

A.     Approve to modify the procedure to designate              Mgmt          For                            For
       a Director who is an employee and who represents
       the shareholders employees in order that the
       candidates subject to the approval of the shareholders
       meeting are better represented

B.     Approve to allow free allocation of the shares            Mgmt          For                            For
       to the WORLDWIDE Group s employees in connection
       with the new provision of Article L. 443-6
       of the Labour Code

C.     Approve to repeal the voting limitation existing          Mgmt          For                            For
       in the Bylaws of Total SA




--------------------------------------------------------------------------------------------------------------------------
 UNITEDHEALTH GROUP INCORPORATED                                                             Agenda Number:  932703564
--------------------------------------------------------------------------------------------------------------------------
        Security:  91324P102
    Meeting Type:  Annual
    Meeting Date:  29-May-2007
          Ticker:  UNH
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM C. BALLARD, JR.                                   Mgmt          For                            For
       RICHARD T. BURKE                                          Mgmt          For                            For
       STEPHEN J. HEMSLEY                                        Mgmt          For                            For
       ROBERT J. DARRETTA                                        Mgmt          For                            For

02     AMENDMENT TO ARTICLES OF INCORPORATION REQUIRING          Mgmt          For                            For
       A MAJORITY VOTE FOR ELECTION OF DIRECTORS

03     AMENDMENT TO ARTICLES OF INCORPORATION AND BYLAWS         Mgmt          For                            For
       PROVIDING FOR THE ANNUAL ELECTION OF ALL MEMBERS
       OF THE BOARD OF DIRECTORS

04     AMENDMENT TO ARTICLES OF INCORPORATION AND BYLAWS         Mgmt          For                            For
       TO ELIMINATE SUPERMAJORITY PROVISIONS FOR THE
       REMOVAL OF DIRECTORS

05     AMENDMENT TO ARTICLES OF INCORPORATION TO ELIMINATE       Mgmt          For                            For
       SUPERMAJORITY PROVISIONS RELATING TO CERTAIN
       BUSINESS COMBINATIONS

06     ADOPTION OF RESTATED ARTICLES OF INCORPORATION            Mgmt          For                            For

07     RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT      Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL
       YEAR ENDING DECEMBER 31, 2007

08     SHAREHOLDER PROPOSAL CONCERNING PERFORMANCE-VESTING       Shr           For                            Against
       SHARES

09     SHAREHOLDER PROPOSAL CONCERNING SUPPLEMENTAL              Shr           For                            Against
       EXECUTIVE RETIREMENT PLAN

10     SHAREHOLDER PROPOSAL CONCERNING AN ADVISORY               Shr           For                            Against
       RESOLUTION ON COMPENSATION OF NAMED EXECUTIVE
       OFFICERS

11     SHAREHOLDER PROPOSAL RELATING TO SHAREHOLDER              Shr           For                            Against
       NOMINEES FOR ELECTION TO UNITEDHEALTH GROUP
       S BOARD OF DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 UPM-KYMMENE CORP                                                                            Agenda Number:  701139962
--------------------------------------------------------------------------------------------------------------------------
        Security:  X9518S108
    Meeting Type:  OGM
    Meeting Date:  27-Mar-2007
          Ticker:
            ISIN:  FI0009005987
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU.

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS.
       IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR
       ADP TO LODGE YOUR VOTE

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

1.1    Receive the financial statements and the statutory        Mgmt          For                            For
       reports

1.2    Receive the Auditors  report                              Mgmt          For                            For

1.3    Receive the financial statements and the statutory        Mgmt          For                            For
       reports

1.4    Approve the allocation of income and dividends            Mgmt          For                            For
       of EUR 0.75 per share

1.5    Grant discharge to the Board and the President            Mgmt          For                            For

1.6    Approve the remuneration of the Directors and             Mgmt          Against                        Against
       the Auditors

1.7    Approve to fix number of Directors at 11                  Mgmt          For                            For

1.8.a  Re-elect Mr. Michael Bottenheim as a Director             Mgmt          For                            For

1.8.b  Re-elect Mr. Berndt Brunow as a Director                  Mgmt          For                            For

1.8.c  Re-elect Mr. Karl Grotenfeld as a Director                Mgmt          For                            For

1.8.d  Re-elect Mr. Georg Holzhey as a Director                  Mgmt          For                            For

1.8.e  Re-elect Mr. Wendy Lane as a Director                     Mgmt          For                            For

1.8.f  Re-elect Mr. Jorma Ollila as a Director                   Mgmt          For                            For

1.8.g  Re-elect Mr. Ursula Ranin as a Director                   Mgmt          For                            For

1.8.h  Re-elect Mr. Francoise Sampermans as a Director           Mgmt          For                            For

1.8.i  Re-elect Mr. Vesa Vainio as a Director                    Mgmt          For                            For

1.8.j  Elect Mr. Veli- Matti Reinikkala as a new Directors       Mgmt          For                            For

1.8.k  Elect Mr. Jussi Pesonen as a new Directors                Mgmt          For                            For

1.9    Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       and appoint the Deputy Auditors

2.     Amend the Articles regarding the delete references        Mgmt          For                            For
       to minimum and maximum share capital delete
       provision on the Directors  retirement age
       other amendments

3.     Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

4.     Approve the creation of pool of capital without           Mgmt          For                            For
       preemptive rights

5.     Amend 19 MAR 2002 and 31 MAR 2005 Option Programs         Mgmt          For                            For
       regarding record subscription prices in invested
       non-restricted Equity Fund

6.     Approve the reduction in share premium reserve            Mgmt          For                            For
       and legal reserve

7.     Approve Stock Option Plan for key employees               Mgmt          For                            For
       and Company subsidiaries and approve the creation
       of pool of conditional capital to guarantee
       conversion rights




--------------------------------------------------------------------------------------------------------------------------
 VOLVO AKTIEBOLAGET                                                                          Agenda Number:  701153621
--------------------------------------------------------------------------------------------------------------------------
        Security:  928856301
    Meeting Type:  OGM
    Meeting Date:  04-Apr-2007
          Ticker:
            ISIN:  SE0000115446
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.               Non-Voting    No vote

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU

       MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL           Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR ADP CLIENT SERVICE REPRESENTATIVE.
       THIS INFORMATION IS REQUIRED IN ORDER FOR ADP
       TO LODGE YOUR VOTE

       PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE              Non-Voting    No vote
       OPTION IN SWEDEN. THANK YOU.

1.     Opening of the meeting                                    Mgmt          Abstain                        Against

2.     Elect Mr. Sven Unger, Lawyer as the Chairman              Mgmt          For                            For
       of the meeting

3.     Approve the verification of the voting list               Mgmt          For                            For

4.     Approve the agenda                                        Mgmt          For                            For

5.     Elect the minutes-checkers and vote controllers           Mgmt          For                            For

6.     Approve to determine whether the meeting has              Mgmt          For                            For
       been duly convened

7.     Receive the work of the Board Committees                  Mgmt          For                            For

8.     Receive the annual report and the Auditors                Mgmt          Abstain                        Against
       report as well as the consolidated accounts
       and the Auditors  report on the consolidated
       accounts; in connection therewith, the President
       s account of the operations

9.     Adopt the income statement and balance sheet              Mgmt          Abstain                        Against
       and the consolidated income statement and consolidated
       balance sheet

10.    Approve the disposition of the Company s profits          Mgmt          For                            For
       in the form of a dividend of SEK 25.00 per
       share be in cash, as specified

11.    Grant discharge to the Members of the Board               Mgmt          For                            For
       and the President from liability

12.    Elect the Member to the Board of Directors to             Mgmt          For                            For
       9 and there are no Deputy Members Committee

13.    Approve the remuneration to be paid to the Board          Mgmt          For                            For
       of Directors amount to SEK 5,725,000.00 and
       that it shall be distributed among the Members
       as follows: the Chairman of the Board is awarded
       SEK 1,500,000.00 and each of the other Members
       SEK 500,000.00, with the exception of the President;
       further, the Chairman of the Audit Committee
       is awarded SEK 250,000.00 and the other 2 Members
       of the Audit Committee SEK 125,000.00 each
       and the Members of the Remuneration Committee
       SEK 75,000.00 each; accordingly, that the base
       fee to the Chairman and each of the other Members
       is increased by approximately 11%

14.    Approve to determine the remuneration to be               Mgmt          For                            For
       paid to the Auditors based on invoices for
       the examination of the accounts and the Management
       and for the audit of the consolidated financial
       statements

15.    Re-elect Messrs. Peter Bijur, Per-Olof Eriksson,          Mgmt          Against                        Against
       Tom Hedelius, Leif Johansson, Finn Johnsson
       as a Chairman, Philippe Klein, Louis Schweitzer
       and Ying Yeh and elect Mr. Lars Westerberg
       as the Board of Directors

16.    Elect PricewaterhouseCoopers AB, Authorize Public         Mgmt          For                            For
       Accountants, as the Auditors for a period of
       3 years

17.    Approve to revise the instructions for the Election       Mgmt          For                            For
       Committee; elect the Chairman of the Board,
       Mr. Finn Johnsson, Messrs. Carl-Olof By, representing
       Svenska Handelsbanken, SHB Pension Fund, SHB
       Pensionskassa, SHB Employee Fund and Oktogonen,
       Lars Forberg, representing Violet Partners
       LP, Bjorn Lind, representing SEB Fonder/ Trygg
       Forsakring and Thierry Moulonguet, representing
       Renault s.a.s., are elected Members of the
       Election Committee and that no fees be paid
       to the Members of the Election Committee

18.A   Approve to change the wording of the Articles             Mgmt          For                            For
       of Association, to the effect that the permitted
       range of the number of shares be increased
       from a minimum of 300,000,000 and a maximum
       of 1,200,000,000 to a minimum of 1,000,000,000
       and a maximum of 4,000,000,000

18.B   Approve to change the quota value of the share            Mgmt          For                            For
             the share capital divided by the number of
       shares by way of a so called share split,
       so that each share be divided into 6 shares,
       of which one is to be named redemption share
       in the VPC system and be redeemed in the manner
       described under Section C below; the record
       date at VPC AB       the Swedish Central Security
       Depository for implementation of the share
       split is set to 30 APR 2007; after implementation
       of the share split, the number of shares in
       the Company will increase from 425,684,044
       to 2,554,104,264 each share with a quota value
       of SEK 1.00

18.C   Approve to reduce the share capital of the Company        Mgmt          For                            For
       for repayment to the shareholders by SEK 425,684,044.00
             the reduction amount by way of redemption
       of 425,684,044 shares, of which 135,520,326
       are shares of Series A and 290,163,718 are
       shares of Series B; the shares that are to
       be redeemed are the shares which, after implementation
       of the share split in accordance with Section
       B above, are named redemption shares in the
       VPC system; the reduction of the share capital
       is repayment to the shareholders and, to the
       extent that the reduction of the share capital
       is implemented by way of redemption of shares
       held by the Company, for transfer to a fund
       to be used pursuant to a resolution adopted
       by the general meeting; for each redeemed share
             irrespective of the series of shares a redemption
       price of SEK 25.00 is to be paid in cash, of
       which SEK 24.00 exceeds the quota value of
       the share; in addition to the reduction amount,
       a total amount of SEK 9,715,166,160.00       calculated
       on the basis of the number of outstanding shares
       at 31 DEC 2006 will be distributed, by use
       of the Company s non-restricted equity; payment
       for the redeemed shares is to be made as early
       as possible, however not later than ten banking
       days after the Swedish Companies Registration
       Office s registration of all resolutions pursuant
       to Sections A-D; after implementation of the
       reduction of the share capital, the Company
       s share capital will amount to SEK 2,128,420,220.00
       divided on, in total, 2,128,420,220 shares,
       of which 677,601,630 are shares of Series A
       and 1,450,818,590 are shares of Series B, each
       share with a quota value of SEK 1.00. Apart
       from the reduction of the share capital, the
       Company s restricted shareholders  equity will
       not be affected, as specified

18.D   Approve to increase the share capital of the              Mgmt          For                            For
       Company by way of a bonus issue by SEK 425,684,044.00
       to SEK 2,554,104,264.00, by a transfer of SEK
       425,684,044.00 from the non-restricted equity;
       no new shares are to be issued in connection
       with the increase of the share capital; the
       number of shares of the Company will, after
       implementation of the increase of the share
       capital, be 2,128,420,220, of which 677,601,630
       are shares of Series A and 1,450,818,590 are
       shares of Series B, each share with a quota
       value of SEK 1:20

18.E   Authorize the Company s Chief Executive Officer           Mgmt          For                            For
       to make such minor adjustments of the resolutions
       pursuant to Sections A-D above that may be
       required in connection with the registration
       of the resolutions by the Swedish Companies
       Registration Office or VPC AB

19.    Approve the remuneration policy for Senior Executives:    Mgmt          For                            For
       1) guiding principles for remuneration and
       other terms of employment as specified, 2)
       the principles for fixed salaries as specified,
       3) the principal terms of variable salary and
       incentive schemes, including the relation between
       fixed and variable components of the remuneration
       and the linkage between performance and remuneration
       as specified, 4) the principal terms of non-monetary
       benefits, pension, notice of termination and
       severance pay as specified, 5) the Board s
       preparation and decision-making on issue concerning
       remuneration and other terms of employment
       for the group executive committee as specified,
       6) deviations from this policy as specified,
       7) deviations from an earlier approved policy
       as specified, 8) information on earlier decisions
       on remuneration that has not become due for
       payment at the time of the AGM S consideration
       of the policy as specified

20.A   Approve the Share-based Incentive Program 2007/2008       Mgmt          Against                        Against
       for Senior Executives, since 2004, Volvo has
       had a yearly recurring share-based incentive
       program decided by the AGM; after preparation
       of the proposal by the remuneration committee,
       that the AGM also this year resolve to implement
       a share-based incentive program during the
       second financial quarter of 2007       Program
       for Senior Executives within the Volvo Group,
       including members of the Group Executive committee
       and other executives that the Board nominates
             Participants; the reason for the proposal
       is that the Board considers it to be in the
       interest of the Company that the Senior Executives
       are given personal incentives that are linked
       to the financial performance of the Volvo Group;
       the conditions for the Program are mainly as
       follows; 1) approve under the program, a maximum
       of 518,000 series B Shares       Shares can be
       allotted to a maximum of 240 Participants during
       the first six months of 2008; the number of
       shares to be allotted shall be related to the
       degree of fulfillment of certain financial
       goals for the 2007 FY determined by the Board;
       2) preferential rights to acquire shares shall
       accrue to the participants; the President and
       Chief Executive Officer Leif Johansson may
       receive a maximum of 8,000 shares while the
       other participants may receive a maximum of
       2,000-4,000 shares each; 3) participants not
       resident in Sweden at the time of allotment
       shall, instead of shares, receive an amount
       in cash corresponding to the market value of
       the shares at the time of allotment; 4) the
       participants shall not pay anything for their
       rights under the program; 5) The shares to
       be allotted under the program shall be existing
       shares; the Company may fulfill its obligations
       to deliver shares under the program either
       through a third party, which would acquire
       and transfer the Shares in its own name, or,
       subject to the approval by the AGM of item
       B below, by transferring shares held by the
       Company       treasury stock; 6) A participant
       may receive shares or cash only, with certain
       exceptions, if the participant remains employed
       within the Volvo Group at the time of allotment.
       7) Shares may be transferred on one or more
       occasions; 8) The Chairman of the Board is
       entitled to determine additional terms for
       the program; 9) assuming that the maximum amount
       of shares (518,000) is allotted, the Company
       s cost for the program will amount to a maximum
       of SEK 287 M including social fees, calculated
       on a Share price at the implementation of the
       program of SEK 480.00; if the Annual General
       Meeting approves the proposal made by the Board
       of Directors of a 6:1 share split combined
       with redemption of every sixth share and a
       bonus issue, then all numbers of shares set
       out above shall be multiplied by five as specified

20.B   Approve the transfer of repurchased shares in             Mgmt          Against                        Against
       the Company to the participants in the program;
       approve the transfer of shares in the Company
       held by the Company itself at any time to the
       participants in order to fulfill the Company
       s undertakings in accordance with the program;
       the advantage for the Company of being able
       to use treasury shares is that the Company
       s cash does not need to be used in order to
       acquire shares in the event of an allotment;
       the terms of the proposal are principally as
       follows;1) Not more than 518,000 Shares may
       be transferred; 2) preferential rights to acquire
       shares shall accrue to the participants who
       are entitled to acquire shares in accordance
       with the terms and conditions of the Program;
       3) The preferential rights of participants
       to acquire shares are to be exercised during
       the first six months of 2008; 4) the participants
       shall not pay anything for the shares acquired
       under the program; 5) Shares may be transferred
       on one or more occasions; if the AGM approves
       the proposal made by the Board of Directors
       of a 6:1 share split combined with redemption
       of every sixth share and a bonus issue, then
       the number of shares set out above shall be
       multiplied by 5; the reason for deviation from
       shareholders  preferential rights is to minimize
       the cash flow effects of fulfilling the commitments
       under the program




--------------------------------------------------------------------------------------------------------------------------
 WAL-MART STORES, INC.                                                                       Agenda Number:  932700669
--------------------------------------------------------------------------------------------------------------------------
        Security:  931142103
    Meeting Type:  Annual
    Meeting Date:  01-Jun-2007
          Ticker:  WMT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: AIDA M. ALVAREZ                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES W. BREYER                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: M. MICHELE BURNS                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JAMES I. CASH, JR.                  Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ROGER C. CORBETT                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: DOUGLAS N. DAFT                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DAVID D. GLASS                      Mgmt          For                            For

1H     ELECTION OF DIRECTOR: ROLAND A. HERNANDEZ                 Mgmt          For                            For

1I     ELECTION OF DIRECTOR: ALLEN I. QUESTROM                   Mgmt          For                            For

1J     ELECTION OF DIRECTOR: H. LEE SCOTT, JR.                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: JACK C. SHEWMAKER                   Mgmt          Against                        Against

1L     ELECTION OF DIRECTOR: JIM C. WALTON                       Mgmt          For                            For

1M     ELECTION OF DIRECTOR: S. ROBSON WALTON                    Mgmt          For                            For

1N     ELECTION OF DIRECTOR: CHRISTOPHER J. WILLIAMS             Mgmt          For                            For

1O     ELECTION OF DIRECTOR: LINDA S. WOLF                       Mgmt          For                            For

02     RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT          Mgmt          For                            For
       ACCOUNTANTS

03     CHARITABLE CONTRIBUTIONS REPORT                           Shr           Against                        For

04     UNIVERSAL HEALTH CARE POLICY                              Shr           Against                        For

05     PAY-FOR-SUPERIOR-PERFORMANCE                              Shr           For                            Against

06     EQUITY COMPENSATION GLASS CEILING                         Shr           Against                        For

07     COMPENSATION DISPARITY                                    Shr           Against                        For

08     BUSINESS SOCIAL RESPONSIBILITY REPORT                     Shr           Against                        For

09     EXECUTIVE COMPENSATION VOTE                               Shr           For                            Against

10     POLITICAL CONTRIBUTIONS REPORT                            Shr           Against                        For

11     SOCIAL AND REPUTATION IMPACT REPORT                       Shr           Against                        For

12     CUMULATIVE VOTING                                         Shr           For                            Against

13     QUALIFICATIONS FOR DIRECTOR NOMINEES                      Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 WYETH                                                                                       Agenda Number:  932650434
--------------------------------------------------------------------------------------------------------------------------
        Security:  983024100
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2007
          Ticker:  WYE
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ROBERT ESSNER                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHN D. FEERICK                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: FRANCES D. FERGUSSON,               Mgmt          For                            For
       PH.D.

1D     ELECTION OF DIRECTOR: VICTOR F. GANZI                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ROBERT LANGER, SC.D.                Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOHN P. MASCOTTE                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: RAYMOND J. MCGUIRE                  Mgmt          For                            For

1H     ELECTION OF DIRECTOR: MARY LAKE POLAN, M.D.,              Mgmt          For                            For
       PH.D., M.P.H.

1I     ELECTION OF DIRECTOR: BERNARD POUSSOT                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: GARY L. ROGERS                      Mgmt          For                            For

1K     ELECTION OF DIRECTOR: IVAN G. SEIDENBERG                  Mgmt          For                            For

1L     ELECTION OF DIRECTOR: WALTER V. SHIPLEY                   Mgmt          For                            For

1M     ELECTION OF DIRECTOR: JOHN R. TORELL III                  Mgmt          For                            For

02     VOTE TO RATIFY PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2007

03     VOTE TO AMEND THE CERTIFICATE OF INCORPORATION            Mgmt          For                            For
       TO ELIMINATE SUPERMAJORITY VOTE REQUIREMENTS

04     VOTE TO AMEND AND RESTATE THE 2005 STOCK INCENTIVE        Mgmt          For                            For
       PLAN FOR TAX COMPLIANCE

05     DISCLOSURE OF ANIMAL WELFARE POLICY                       Shr           Against                        For

06     REPORT ON LIMITING SUPPLY OF PRESCRIPTION DRUGS           Shr           Against                        For
       IN CANADA

07     DISCLOSURE OF POLITICAL CONTRIBUTIONS                     Shr           Against                        For

08     RECOUPMENT OF INCENTIVE BONUSES                           Shr           For                            Against

09     INTERLOCKING DIRECTORSHIPS                                Shr           Against                        For

10     PROPOSAL WITHDRAWN. NO VOTE REQUIRED                      Mgmt          Abstain

11     SEPARATING THE ROLES OF CHAIRMAN AND CEO                  Shr           For                            Against

12     STOCKHOLDER ADVISORY VOTE ON COMPENSATION                 Shr           For                            Against



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Eaton Vance Tax-Managed Global Diversified Equity Income Fund
By (Signature)  /s/ Duncan W. Richardson
Name            Duncan W. Richardson
Title           President
Date            08/24/2007